UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. Tax Managed International Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6% Financials - 23.2% Capital Markets - 4.5%
Credit Suisse Group AG	1,488,900	$73,762,081
Deutsche Bank AG	555,100	39,251,128
Julius Baer Group Ltd.	831,519	29,243,232
Macquarie Group Ltd.	1,588,505	68,061,548
Man Group PLC	5,465,741	26,975,389

		237,293,378

Commercial Banks - 13.0%
Australia & New Zealand Banking Group Ltd.	1,436,700	29,277,729
Banco Santander Central Hispano SA	7,486,094	123,705,217
Barclays PLC	4,221,700	18,602,775
BNP Paribas SA	1,134,370	89,976,028
Canadian Imperial Bank of Commerce/Canada	257,000	16,746,713
Credit Agricole SA	2,213,984	38,855,134
Danske Bank A/S (a)	977,800	21,951,028
HSBC Holdings PLC	4,982,000	56,669,939
Mitsubishi UFJ Financial Group, Inc.	1,747,500	8,607,806
National Australia Bank Ltd.	1,332,721	32,523,854
National Bank of Canada	334,700	19,278,413
Royal Bank of Scotland Group PLC (London Virt-X) (a)	109,852	50,994
Societe Generale-Class A	613,863	42,651,170
Standard Chartered PLC	3,655,451	92,285,232
Sumitomo Mitsui Financial Group, Inc.	798,600	22,916,115
UniCredito Italiano SpA (a)	9,544,500	31,914,499
United Overseas Bank Ltd.	1,787,000	24,874,599
Westpac Banking Corp.	764,900	17,278,155

		688,165,400

Consumer Finance - 0.4%
ORIX Corp.	307,210	20,916,162

Diversified Financial Services - 0.8%
Hong Kong Exchanges and Clearing Ltd.	2,299,600	40,915,373

Insurance - 2.3%
Allianz SE	345,100	42,778,602
Aviva PLC	2,229,607	14,182,877
Muenchener Rueckversicherungs AG (MunichRe)	166,300	25,902,842
Old Mutual PLC (a)	12,124,782	21,232,890
QBE Insurance Group Ltd.	717,356	16,370,325

		120,467,536

Real Estate Investment Trusts (REITs) - 0.5%
Klepierre	300,600	12,178,887
Unibail-Rodamco SE	58,600	12,873,249

		25,052,136

Real Estate Management & Development - 1.7%
Lend Lease Corp. Ltd.	973,000	8,981,721
Mitsui Fudosan Co. Ltd.	1,646,000	27,830,928
New World Development Co. Ltd.	4,961,000	10,107,552
Sumitomo Realty & Development	914,000	17,254,026
Sun Hung Kai Properties Ltd.	1,801,000	26,779,280

		90,953,507

		1,223,763,492

Energy - 11.2% Energy Equipment & Services - 2.9%
Saipem SpA	2,045,300	70,584,214
Technip SA	381,500	26,841,054
Tenaris SA	2,021,422	43,563,528
WorleyParsons Ltd.	535,600	13,907,178

		154,895,974

Oil, Gas & Consumable Fuels - 8.3%
BG Group PLC	3,433,020	61,987,632
BP PLC	7,901,800	76,301,218
ENI SpA	1,669,640	42,518,712
Nexen, Inc.	583,978	14,082,254
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,534,116	76,357,965
StatoilHydro ASA	1,445,500	36,050,225
Suncor Energy, Inc. (New York)	759,800	26,828,538
Suncor Energy, Inc. (Toronto)	1,547,560	55,060,197
Talisman Energy, Inc.	1,080,800	20,347,996
Tullow Oil PLC	1,281,750	26,891,681

		436,426,418

		591,322,392

Industrials - 10.4% Aerospace & Defense - 1.4%
BAE Systems PLC	5,801,920	33,579,704
Bombardier, Inc.-Class B	2,800,000	12,850,791
Rolls-Royce Group PLC (a)	3,530,400	27,492,760

		73,923,255

Air Freight & Logistics - 0.5%
Deutsche Post AG	1,249,490	24,148,644

Airlines - 0.4%
Qantas Airways Ltd.	8,225,930	21,947,621

Building Products - 0.3%
Cie de Saint-Gobain	249,300	13,523,608

Electrical Equipment - 1.1%
ABB Ltd. (a)	1,282,100	24,705,185
Gamesa Corp. Tecnologica SA	760,762	12,816,799
Vestas Wind Systems A/S (a)	309,000	18,812,784

		56,334,768

Industrial Conglomerates - 1.0%
Siemens AG	552,300	50,685,068

Machinery - 1.4%
Atlas Copco AB-Class A	2,085,800	30,660,974
NGK Insulators Ltd.	1,230,000	26,899,360
Vallourec	102,056	18,463,829

		76,024,163

Professional Services - 1.0%
Adecco SA	487,500	26,892,923
Randstad Holding NV (a)	577,100	28,714,980

		55,607,903

Trading Companies & Distributors - 3.2%
Itochu Corp.	2,752,000	20,328,391
Mitsubishi Corp.	3,052,400	76,030,941
Mitsui & Co. Ltd.	2,916,700	41,376,621
Travis Perkins PLC (a)	787,100	10,779,467
Wolseley PLC (a)	1,134,600	22,711,151

		171,226,571

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group	6,681,582	7,958,006

		551,379,607

Health Care - 10.3% Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	171,400	28,169,590

Health Care Providers & Services - 1.0%
Celesio AG	385,300	9,755,939
Fresenius Medical Care AG & Co. KGaA	815,861	43,278,979

		53,034,918

Life Sciences Tools & Services - 0.4%
QIAGEN N.V. (a)	848,177	19,101,380

Pharmaceuticals - 8.4%
AstraZeneca PLC	855,400	40,201,457
Bayer AG	1,134,100	90,754,705
GlaxoSmithKline PLC	2,575,100	54,607,332
Novartis AG	765,930	41,826,840
Novo Nordisk A/S-Class B	547,027	34,923,108
Roche Holding AG	410,253	70,158,518
Sanofi-Aventis SA	1,434,173	112,787,443

		445,259,403

		545,565,291

Consumer Discretionary - 10.3%
Automobiles - 3.4%
Bayerische Motoren Werke AG	968,100	44,070,130
Honda Motor Co. Ltd.	841,400	28,547,582
Nissan Motor Co. Ltd. (a)	5,378,900	47,269,293
Suzuki Motor Corp.	1,200,300	29,559,802
Volkswagen AG	345,800	32,618,294

		182,065,101

Distributors - 0.4%
Li & Fung Ltd.	4,494,000	18,493,726

Hotels, Restaurants & Leisure - 1.2%
Carnival PLC (a)	1,307,150	44,532,258
Thomas Cook Group PLC	2,253,000	8,322,990
TUI Travel PLC	2,490,300	10,206,056

		63,061,304

Household Durables - 0.9%
Electrolux AB Series B (a)	104,300	2,450,963
Sharp Corp.	1,657,000	20,925,067
Sony Corp.	854,900	24,853,453

		48,229,483

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	804,200	7,682,519

Media - 2.1%
Lagardere SCA	607,300	24,586,880
SES SA (FDR)	1,128,519	25,422,470
Vivendi SA	1,151,500	34,176,223
WPP PLC	2,941,600	28,769,746

		112,955,319

Multiline Retail - 0.6%
Marks & Spencer Group PLC	1,142,070	7,378,867
Next PLC	737,288	24,652,040

		32,030,907

Specialty Retail - 0.8%
Esprit Holdings Ltd.	3,192,228	21,179,361
Kingfisher PLC	6,350,300	23,376,815

		44,556,176

Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	740,000	6,641,398
LVMH Moet Hennessy Louis Vuitton SA	200,200	22,447,967
Yue Yuen Industrial Holdings Ltd.	2,015,000	5,859,844

		34,949,209

		544,023,744

Materials - 9.4% Chemicals - 1.8%
Air Water, Inc.	855,000	10,071,003
BASF SE	403,200	24,954,330
Koninklijke Dsm NV	138,400	6,800,072
Nippon Shokubai Co. Ltd.	795,000	6,834,086
Syngenta AG	159,665	45,090,624

		93,750,115

Construction Materials - 0.5%
CRH PLC (Dublin)	605,903	16,474,159
CRH PLC (London)	450,200	12,305,512

		28,779,671

Metals & Mining - 7.0%
Anglo American PLC (a)	687,500	29,773,982
ArcelorMittal (Euronext Amsterdam)	1,484,348	67,843,991
BHP Billiton Ltd.	462,700	17,706,019
BHP Billiton PLC	1,613,913	51,451,573
IAMGOLD Corp.	146,600	2,314,257
JFE Holdings, Inc.	605,200	23,922,849
Rio Tinto PLC	1,644,755	88,811,576
Xstrata PLC (a)	4,819,580	85,962,468

		367,786,715

Paper & Forest Products - 0.1%
Svenska Cellulosa AB-Class B	394,600	5,261,084

		495,577,585

Consumer Staples - 8.1% Beverages - 1.4%
Anheuser-Busch InBev NV	1,150,960	59,581,912
Asahi Breweries Ltd.	385,300	7,096,195
Carlsberg A/S-Class B	91,975	6,770,701

		73,448,808

Food & Staples Retailing - 2.6%
Aeon Co. Ltd.	1,978,900	16,061,991
Casino Guichard Perrachon SA	204,600	18,228,865
Koninklijke Ahold NV	1,904,806	25,236,191
Metro AG	303,200	18,517,268
Tesco PLC	8,764,838	60,466,790

		138,511,105

Food Products - 2.6%
Associated British Foods PLC	585,400	7,760,839
Nestle SA	1,368,831	66,434,282
Unilever NV	672,000	21,871,446
Unilever PLC	1,285,991	41,222,929

		137,289,496

Personal Products - 0.5%
L’Oreal SA	244,100	27,262,515

Tobacco - 1.0%
British American Tobacco PLC	1,603,281	52,047,905

		428,559,829

Telecommunication Services - 7.1%
Diversified Telecommunication Services - 5.2%
BT Group PLC	5,943,350	12,943,618
Deutsche Telekom AG	1,678,200	24,618,886
France Telecom SA	1,279,400	31,969,997
Nippon Telegraph & Telephone Corp.	706,600	27,912,851
Telecom Corp. of New Zealand Ltd.	8,937,588	16,118,922
Telecom Italia SpA (ordinary shares)	15,793,600	24,637,164
Telecom Italia SpA (savings shares)	11,715,800	13,012,573
Telefonica SA	3,701,934	103,613,618
TELUS Corp.-Class A	632,600	19,809,389

		274,637,018

Wireless Telecommunication Services - 1.9%
KDDI Corp.	1,231	6,520,250
Softbank Corp.	987,900	23,159,077
Vodafone Group PLC	30,470,300	70,560,489

		100,239,816

		374,876,834

Information Technology - 5.1%
Communications Equipment - 1.0%
Nokia OYJ	2,896,600	37,453,029
Research In Motion Ltd. (a)	212,231	14,334,082
Telefonaktiebolaget LM Ericsson-Class B	306,000	2,817,051

		54,604,162

Computers & Peripherals - 1.3%
Toshiba Corp. (a)	12,291,000	68,201,527

Electronic Equipment, Instruments & Components - 0.9%
Hitachi High-Technologies Corp.	443,400	8,797,219
Murata Manufacturing Co. Ltd.	83,900	4,187,214
Nippon Electric Glass Co. Ltd.	2,476,000	34,079,363

		47,063,796

Office Electronics - 0.7%
Canon, Inc.	901,800	38,361,181

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	1,129,800	38,573,436

Software - 0.5%
SAP AG	507,600	24,198,898

		271,003,000

Utilities - 2.5% Electric Utilities - 1.8%
E.ON AG	1,078,800	45,281,622
Electricite de France	502,400	29,859,300
Enel SpA	2,578,400	14,927,360
The Tokyo Electric Power Co., Inc.	305,300	7,662,552

		97,730,834

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	706,600	4,710,791

Multi-Utilities - 0.6%
Centrica PLC	3,366,098	15,246,910
RWE AG	159,340	15,462,727

		30,709,637

		133,151,262

Total Common Stocks (cost $4,703,014,580)		5,159,223,036

RIGHTS - 0.0% Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a) (cost $0)	1,354,732	2

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6% Repurchase Agreements - 1.6%
State Street Bank & Trust Co. due 1/04/10 in the amount of $87,661,000 (collateralized by $89,425,000 U.S. Treasury Bill, 0.00%, due 3/18/10, value $89,416,058) (cost $87,661,000)	$87,661	87,661,000

Total Investments - 99.2% (cost $4,790,675,580) (b)		5,246,884,038
Other assets less liabilities - 0.8%		39,819,328

Net Assets - 100.0%		$5,286,703,366

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	291	March 2010	$11,731,171	$12,398,085	$666,914
FTSE 100 Index Futures	119	March 2010	9,918,199	10,305,281	387,082

					$1,053,996

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 1/15/10	297,487	$261,687,414	$266,948,386	$5,260,972
British Pound settling 1/15/10	31,915	52,252,195	51,546,256	(705,939)
British Pound settling 1/15/10	40,912	67,995,253	66,077,407	(1,917,846)
Canadian Dollar settling 1/15/10	33,778	$31,826,705	$32,297,503	$470,798
Canadian Dollar settling 1/15/10	23,559	22,588,269	22,526,404	(61,865)

Japanese Yen settling 1/05/10	877,000	9,557,542	9,416,439	(141,103)
Japanese Yen settling 1/15/10	25,393,793	285,070,477	272,669,913	(12,400,564)
New Zealand Dollar settling 1/15/10	130,835	95,349,931	94,934,110	(415,821)
Norwegian Krone settling 1/15/10	1,088,214	189,948,333	187,872,520	(2,075,813)
Norwegian Krone settling 1/15/10	124,584	22,020,217	21,508,555	(511,662)
Norwegian Krone settling 1/15/10	475,370	84,566,299	82,069,299	(2,497,000)
Swedish Krona settling 1/15/10	352,054	50,807,308	49,208,938	(1,598,370)
Sale Contracts:
British Pound settling 1/15/10	121,617	193,501,161	196,424,912	(2,923,751)
British Pound settling 1/15/10	34,426	55,704,538	55,601,799	102,739
Canadian Dollar settling 1/15/10	252,845	238,431,798	241,762,751	(3,330,953)
Euro settling 1/15/10	59,600	87,436,180	85,438,808	1,997,372
Euro settling 1/15/10	33,071	49,177,569	47,408,503	1,769,066
Euro settling 1/15/10	49,799	74,440,541	71,388,711	3,051,830
Euro settling 4/15/10	65,018	95,613,520	93,189,294	2,424,226
Japanese Yen settling 1/15/10	5,089,134	55,247,614	54,645,390	602,224
Norwegian Krone settling 1/15/10	299,654	53,541,577	51,733,163	1,808,414
Swedish Krona settling 1/15/10	352,054	50,075,244	49,208,939	866,305
Swiss Franc settling 1/15/10	155,726	150,736,618	150,549,290	187,328

(a)	Non-income producing security.
(b)	As of December 31, 2009, the cost basis of investment securities owned were substantially for both book and tax purposes. Gross unrealized appreciation of investments was $742,852,700 and gross unrealized depreciation of investments was $(286,644,242), resulting in net unrealized appreciation of $456,208,458.

An amount equivalent to U.S. $1,632,633 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown*

Sanford C. Bernstein Fund, Inc. Tax Managed International Portfolio

December 31, 2009 (unaudited)

Summary

23.9%	United Kingdom
13.5%	Japan
11.1%	France
10.6%	Germany
7.7%	Switzerland
5.4%	Netherlands
4.6%	Italy
4.6%	Spain
4.5%	Australia
3.8%	Canada
2.4%	Hong Kong
1.6%	Denmark
1.1%	Belgium
3.5%	Other
1.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Finland, Ireland, New Zealand, Norway, Singapore and Sweden.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$65,268,358	$1,158,495,134		$—	$1,223,763,492
Energy	116,318,985	475,003,407		—	591,322,392
Industrials	12,850,791	538,528,816		—	551,379,607
Health Care	28,169,590	517,395,701		—	545,565,291
Consumer Discretionary	—	544,023,744		—	544,023,744
Materials	2,314,257	493,263,328		—	495,577,585
Consumer Staples	—	428,559,829		—	428,559,829
Telecomunnication Services	19,809,390	355,067,444		—	374,876,834
Information Technology	14,334,082	256,668,918		—	271,003,000
Utilities	—	133,151,262		—	133,151,262
Rights	—			2	2
Short-Term Investments	—	87,661,000		—	87,661,000

Total Investments in Securities	259,065,453	4,987,818,583	+	2	5,246,884,038
Other Financial Instruments*:
Assets	1,053,996	18,541,274		—	19,595,270
Liabilities	—	(28,580,687)		—	(28,580,687)

Total	$260,119,449	$4,977,779,170		$2	$5,237,898,621

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Total
Balance as of 9/30/09	$2	$2
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—

Balance as of 12/31/09	$2	$2

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$—	$—

Sanford C. Bernstein Fund, Inc. International Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 23.3%
Capital Markets - 4.4%
Credit Suisse Group AG	669,526	$33,169,206
Deutsche Bank AG	259,700	18,363,390
Julius Baer Group Ltd.	380,996	13,399,038
Macquarie Group Ltd.	672,500	28,814,131
Man Group PLC	2,505,823	12,367,134

		106,112,899

Commercial Banks - 13.5%
Australia & New Zealand Banking Group Ltd.	649,400	13,233,770
Banca Popolare di Milano Scarl	412,900	2,933,556
Banco Santander Central Hispano SA	3,637,740	60,112,445
Barclays PLC	2,135,299	9,409,121
BNP Paribas SA	477,629	37,884,606
Credit Agricole SA	870,350	15,274,530
Danske Bank A/S (a)	499,800	11,220,212
HSBC Holdings PLC	2,237,200	25,448,010
Mitsubishi UFJ Financial Group, Inc.	799,500	3,938,164
National Australia Bank Ltd.	560,421	13,676,569
National Bank of Canada	110,600	6,370,459
Royal Bank of Canada	168,100	9,065,201
Societe Generale-Class A	305,146	21,201,529
Standard Chartered PLC	1,643,023	41,479,631
Sumitomo Mitsui Financial Group, Inc.	399,600	11,466,666
UniCredito Italiano SpA (a)	4,053,700	13,554,592
United Overseas Bank Ltd.	877,000	12,207,623
Westpac Banking Corp.	757,800	17,117,774

		325,594,458

Consumer Finance - 0.5%
ORIX Corp.	169,220	11,521,217

Diversified Financial Services - 0.6%
Hong Kong Exchanges and Clearing Ltd.	889,300	15,822,770

Insurance - 2.4%
Allianz SE	160,100	19,845,999
Aviva PLC	1,248,588	7,942,463
Industrial Alliance Insurance and Financial Services, Inc.	120,400	3,706,918
Muenchener Rueckversicherungs AG (MunichRe)	76,000	11,837,739
Old Mutual PLC (a)	4,586,700	8,032,218
QBE Insurance Group Ltd.	333,458	7,609,633

		58,974,970

Real Estate Investment Trusts (REITs) - 0.6%
Klepierre	135,900	5,506,023
Unibail-Rodamco SE	37,600	8,259,969

		13,765,992

Real Estate Management & Development - 1.3%
Lend Lease Corp. Ltd.	241,056	2,225,178
Mitsui Fudosan Co. Ltd.	583,000	9,857,491
Sumitomo Realty & Development	438,000	8,268,341
Sun Hung Kai Properties Ltd.	744,000	11,062,623

		31,413,633

		563,205,939

Energy - 11.0%
Energy Equipment & Services - 2.9%
Saipem SpA	935,200	32,274,169
Technip SA	158,500	11,151,526
Tenaris SA	907,135	19,549,604
WorleyParsons Ltd.	245,700	6,379,749

		69,355,048

Oil, Gas & Consumable Fuels - 8.1%
BG Group PLC	1,567,318	28,299,960
BP PLC	3,559,000	34,366,351
ENI SpA	807,100	20,553,444
Nexen, Inc.	113,942	2,747,638
Nippon Mining Holdings, Inc.	925,500	3,972,060
Royal Dutch Shell PLC-Class B	181,196	5,277,017
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,044,169	31,462,893
StatoilHydro ASA	649,850	16,207,014
Suncor Energy, Inc. (New York)	340,300	12,015,993
Suncor Energy, Inc. (Toronto)	664,756	23,651,165
Talisman Energy, Inc.	255,400	4,808,362
Tullow Oil PLC	587,640	12,328,947

		195,690,844

		265,045,892

Industrials - 11.0%
Aerospace & Defense - 1.2%
BAE Systems PLC	2,693,577	15,589,584
Bombardier, Inc.-Class B	1,437,100	6,595,669
Rolls-Royce Group PLC (a)	811,000	6,315,609

		28,500,862

Air Freight & Logistics - 0.6%
Deutsche Post AG	675,490	13,055,061

Airlines - 0.4%
Qantas Airways Ltd.	3,834,229	10,230,114

Building Products - 0.5%
Cie de Saint-Gobain	229,000	12,422,407

Electrical Equipment - 1.1%
ABB Ltd. (a)	573,500	11,050,951
Furukawa Electric Co. Ltd.	784,000	3,274,233
Gamesa Corp. Tecnologica SA	291,596	4,912,610
Vestas Wind Systems A/S (a)	126,400	7,695,586

		26,933,380

Industrial Conglomerates - 0.9%
Siemens AG	246,200	22,593,996

Machinery - 1.5%
Atlas Copco AB-Class A	936,841	13,771,434
MAN SE	44,325	3,439,272
NGK Insulators Ltd.	549,000	12,006,300
Vallourec	39,540	7,153,522

		36,370,528

Professional Services - 1.0%
Adecco SA	219,600	12,114,227
Randstad Holding NV (a)	249,900	12,434,368

		24,548,595

Road & Rail - 0.3%
East Japan Railway Co.	112,300	7,106,425

Trading Companies & Distributors - 3.2%
Itochu Corp.	1,259,000	9,299,943
Mitsubishi Corp.	1,539,400	38,344,264
Mitsui & Co. Ltd.	1,287,500	18,264,614
Travis Perkins PLC (a)	208,900	2,860,921
Wolseley PLC (a)	423,800	8,483,153

		77,252,895

Transportation Infrastructure - 0.3%
Macquarie Infrastructure Group	5,017,824	5,976,410

		264,990,673

Health Care - 10.3%
Health Care Equipment & Supplies - 0.5%
Alcon, Inc.	76,900	12,638,515

Health Care Providers & Services - 1.1%
Celesio AG	304,400	7,707,521
Fresenius Medical Care AG & Co. KGaA	373,341	19,804,620

		27,512,141

Life Sciences Tools & Services - 0.4%
Qiagen NV (a)	391,434	8,815,294

Pharmaceuticals - 8.3%
AstraZeneca PLC	388,700	18,267,835
Bayer AG	452,912	36,243,625
GlaxoSmithKline PLC	1,227,900	26,038,734
Novartis AG	406,630	22,205,748
Novo Nordisk A/S-Class B	244,279	15,595,175
Roche Holding AG	187,330	32,035,829
Sanofi-Aventis SA	644,768	50,706,389

		201,093,335

		250,059,285

Consumer Discretionary - 9.3%
Automobiles - 3.1%
Bayerische Motoren Werke AG	432,900	19,706,600
Honda Motor Co. Ltd.	375,900	12,753,787
Nissan Motor Co. Ltd. (a)	2,166,700	19,040,766
Suzuki Motor Corp.	538,400	13,259,183
Volkswagen AG	92,500	8,725,252

		73,485,588

Distributors - 0.4%
Li & Fung Ltd.	2,390,000	9,835,337

Hotels, Restaurants & Leisure - 1.2%
Carnival PLC (a)	583,847	19,890,621
Thomas Cook Group PLC	998,600	3,689,009
TUI Travel PLC	1,434,400	5,878,636

		29,458,266

Household Durables - 0.7%
Electrolux AB Series B (a)	53,300	1,252,505
Sharp Corp.	749,000	9,458,585
Sony Corp.	199,800	5,808,539

		16,519,629

Media - 2.1%
Lagardere SCA	286,200	11,586,967
SES SA (FDR)	512,980	11,556,047
Vivendi SA	530,730	15,751,930
WPP PLC	1,308,500	12,797,529

		51,692,473

Multiline Retail - 0.6%
Marks & Spencer Group PLC	408,700	2,640,594
Next PLC	332,238	11,108,745

		13,749,339

Specialty Retail - 0.8%
Esprit Holdings Ltd.	1,212,881	8,047,059
Kingfisher PLC	2,913,094	10,723,723

		18,770,782

Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SA	91,800	10,293,323

		223,804,737

Materials - 9.2%
Chemicals - 1.7%
Air Water, Inc.	390,000	4,593,791
BASF SE	164,100	10,156,264
Koninklijke Dsm NV	105,600	5,188,494
Syngenta AG	71,540	20,203,446

		40,141,995

Construction Materials - 0.5%
CRH PLC (London)	472,600	12,917,781

Containers & Packaging - 0.2%
Amcor Ltd.	1,031,600	5,743,283

Metals & Mining - 6.7%
Anglo American PLC (a)	313,800	13,589,928
ArcelorMittal (Euronext Amsterdam)	663,814	30,340,453
BHP Billiton Ltd.	213,300	8,162,295
BHP Billiton PLC	684,006	21,806,123
IAMGOLD Corp.	74,700	1,179,229
JFE Holdings, Inc.	276,200	10,917,864
Rio Tinto PLC	703,661	37,995,472
Xstrata PLC (a)	2,167,140	38,653,306

		162,644,670

Paper & Forest Products - 0.1%
Svenska Cellulosa AB-Class B	175,493	2,339,796

		223,787,525

Consumer Staples - 8.2%
Beverages - 1.4%
Anheuser-Busch InBev NV	503,496	26,064,550
Asahi Breweries Ltd.	246,300	4,536,186
Carlsberg A/S-Class B	40,800	3,003,475

		33,604,211

Food & Staples Retailing - 2.7%
Aeon Co. Ltd.	811,100	6,583,396
Casino Guichard Perrachon SA	95,300	8,490,766
Koninklijke Ahold NV	1,132,400	15,002,821
Metro AG	138,500	8,458,580
Tesco PLC	3,926,617	27,088,912

		65,624,475

Food Products - 2.6%
Associated British Foods PLC	317,600	4,210,527
Nestle SA	614,234	29,810,981
Unilever NV	869,200	28,289,674

		62,311,182

Personal Products - 0.5%
L’Oreal SA	112,000	12,508,815

Tobacco - 1.0%
British American Tobacco PLC	715,901	23,240,560

		197,289,243

Telecommunication Services - 7.0%
Diversified Telecommunication Services - 5.1%
BT Group PLC	2,645,230	5,760,867
Deutsche Telekom AG	818,700	12,010,178
France Telecom SA	572,800	14,313,283
Nippon Telegraph & Telephone Corp.	376,600	14,876,847
Telecom Corp. of New Zealand Ltd.	2,338,320	4,217,155
Telecom Italia SpA (ordinary shares)	5,747,500	8,965,790
Telecom Italia SpA (savings shares)	6,043,200	6,712,097
Telefonica SA	1,661,709	46,509,657
TELUS Corp.-Class A	300,800	9,419,324

		122,785,198

Wireless Telecommunication Services - 1.9%
KDDI Corp.	572	3,029,718
Softbank Corp.	452,900	10,617,214
Vodafone Group PLC	13,927,025	32,251,002

		45,897,934

		168,683,132

Information Technology - 5.2%
Communications Equipment - 1.0%
Nokia OYJ	1,187,800	15,358,250
Research In Motion Ltd. (a)	97,300	6,571,642
Telefonaktiebolaget LM Ericsson-Class B	139,829	1,287,273

		23,217,165

Computers & Peripherals - 1.3%
Toshiba Corp. (a)	5,543,000	30,757,552

Electronic Equipment, Instruments & Components - 0.9%
Hitachi High-Technologies Corp.	151,800	3,011,768
Murata Manufacturing Co. Ltd.	70,500	3,518,457
Nippon Electric Glass Co. Ltd.	1,151,000	15,842,224

		22,372,449

Office Electronics - 0.8%
Canon, Inc.	434,000	18,461,690

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	582,800	19,897,857

Software - 0.4%
SAP AG	216,500	10,321,240

		125,027,953

Utilities - 2.5%
Electric Utilities - 1.8%
E.ON AG	502,200	21,079,376
Electricite de France	212,700	12,641,467
Enel SpA	1,193,900	6,911,951
The Tokyo Electric Power Co., Inc.	152,600	3,830,021

		44,462,815

Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	318,600	2,124,056

Multi-Utilities - 0.6%
Centrica PLC	1,545,495	7,000,397
RWE AG	65,480	6,354,333

		13,354,730

		59,941,601

Total Common Stocks (cost $2,112,465,206)		2,341,835,980

RIGHTS - 0.0%
Financials - 0.0%
Diversified Financial Services - 0.0%
Fortis (a) (cost $0)	633,264	1

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
State Street Bank & Trust Co. due 1/04/10 in the amount of $45,015,000 (collateralized by $45,920,000 U.S. Treasury Bill, 0.00%, due 3/18/10, value $45,915,408) (cost $45,015,000)	$45,015	45,015,000

Total Investments - 98.9% (cost $2,157,480,206) (b)		2,386,850,981
Other assets less liabilities - 1.1%		26,072,982

Net Assets - 100.0%		$2,412,923,963

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	83	March 2010	$6,917,736	$7,187,717	$269,981
S&P TSE 60 Index Futures	41	March 2010	5,276,832	5,416,226	139,394

					$409,375

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/15/10	134,417	$120,686,303	$119,881,482	$(804,821)
Canadian Dollar settling 3/15/10	10,105	9,511,394	9,661,873	150,479
Japanese Yen settling 3/15/10	9,568	108,412,955	102,773,193	(5,639,762)
New Zealand Dollar settling 3/15/10	90,264	63,719,163	65,218,713	1,499,550
Norwegian Krone settling 3/15/10	162,247	28,786,236	27,934,371	(851,865)

Norwegian Krone settling 3/15/10	407,520	70,129,066	70,163,485	34,419
Sale Contracts:
British Pound settling 3/15/10	37,138	60,480,719	59,959,592	521,127
Canadian Dollar settling 3/15/10	95,587	90,057,471	91,395,297	(1,337,826)
Euro settling 3/15/10	21,201	31,511,894	30,389,406	1,122,488
Euro settling 3/15/10	22,663	33,861,015	32,485,030	1,375,985
Euro settling 3/15/10	50,505	74,282,754	72,393,612	1,889,142
Euro settling 3/15/10	12,757	18,810,579	18,285,819	524,760
Swiss Franc settling 3/15/10	73,780	71,983,999	71,354,094	629,905

(a)	Non-income producing security.
(b)	As of December 31, 2009, the cost basis of investment securities owned was sustantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $339,629,660 and gross unrealized depreciation of investments was $(110,258,885), resulting in net unrealized appreciation of $229,370,775.

An amount equivalent to U.S. $819,491 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2009.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown*

Sanford C. Bernstein Fund, Inc. International Portfolio

December 31, 2009 (unaudited)

Summary

22.7%	United Kingdom
13.7%	Japan
11.2%	France
10.5%	Germany
7.8%	Switzerland
6.3%	Netherlands
5.0%	Australia
4.7%	Spain
4.7%	Italy
3.6%	Canada
1.9%	Hong Kong
1.6%	Denmark
1.1%	Belgium
3.3%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Finland, Ireland, New Zealand, Norway, Singapore and Sweden.

Sanford C. Bernstein Fund, Inc - International Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Financials	$32,541,615	$530,664,324		$—	$563,205,939
Energy	43,223,158	221,822,734		—	265,045,892
Industrials	6,595,669	258,395,004		—	264,990,673
Health Care	12,638,515	237,420,770		—	250,059,285
Consumer Discretionary	—	223,804,737		—	223,804,737
Materials	1,179,229	222,608,296		—	223,787,525
Consumer Staples	—	197,289,243		—	197,289,243
Telecommunication Services	9,419,324	159,263,808		—	168,683,132
Information Technology	6,571,642	118,456,311		—	125,027,953
Utilities	—	59,941,601		—	59,941,601
Rights	—	—		1	1
Short-Term Investments	—	45,015,000		—	45,015,000

Total Investments in Securities	112,169,152	2,274,681,828	+	1	2,386,850,981
Other Financial Instruments*:
Assets	409,375	7,747,855		—	8,157,230
Liabilities	—	(8,634,274)		—	(8,634,274)

Total	$112,578,527	$2,273,795,409		$1	$2,386,373,937

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Total
Balance as of 9/30/09	$1	$1
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—

Balance as of 12/31/09	$1	$1

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$—	$—

Sanford C. Bernstein Fund, Inc. Emerging Markets Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 27.2%
Capital Markets - 0.6%
Yuanta Financial Holding Co. Ltd.	17,256,000	$12,626,197

Commercial Banks - 18.7%
Andhra Bank	2,222,000	4,966,422
Banco Bradesco SA	479,100	10,011,291
Banco do Brasil SA	2,057,400	35,097,519
Banco Santander Chile SA (Sponsored ADR)	38,741	2,509,642
Bank Central Asia Tbk PT	20,181,500	10,330,239
Bank Negara Indonesia Persero Tbk PT	25,637,500	5,372,343
Bank of Baroda	480,000	5,212,417
Busan Bank (a)	244,600	2,918,431
Canara Bank	2,879,000	23,932,521
China Construction Bank Corp.-Class H	32,528,000	27,783,633
CIMB Group Holdings Berhad	1,731,600	6,479,812
Commercial International Bank	899,912	8,921,577
Daegu Bank (a)	176,810	2,601,178
Grupo Financiero Banorte SAB de CV-Class O Series O (a)	2,620,000	9,448,983
Hana Financial Group, Inc. (a)	561,700	15,876,053
Industrial & Commercial Bank of China Ltd.-Class H	34,060,000	28,050,559
Investimentos Itau SA	5,072,341	34,524,550
KB Financial Group, Inc. (a)	497,027	25,308,737
Krung Thai Bank PCL	16,606,100	4,906,121
Oriental Bank Of Commerce	765,000	4,112,125
OTP Bank Nyrt (a)	117,000	3,351,977
Powszechna Kasa Oszczednosci Bank Polski SA	512,251	6,758,012
Public Bank Berhad	627,300	2,062,040
Punjab National Bank Ltd.	772,000	15,018,970
Shinhan Financial Group Co. Ltd. (a)	616,436	22,810,641
Siam Commercial Bank PCL	2,655,800	6,910,337
Standard Bank Group Ltd.	277,351	3,809,452
Turk Ekonomi Bankasi (a)	4,337,980	8,142,622
Turkiye Garanti Bankasi AS	6,205,294	26,433,970
Turkiye Vakiflar Bankasi Tao-Class D (a)	6,420,800	18,419,528
Union Bank Of India	567,964	3,195,296

		385,276,998

Diversified Financial Services - 0.8%
African Bank Investments Ltd.	683,591	2,751,428
BM&F BOVESPA SA	480,800	3,382,999
FirstRand Ltd.	4,350,639	10,765,508

		16,899,935

Insurance - 4.3%
Cathay Financial Holding Co. Ltd. (a)	5,576,000	10,381,179
China Life Insurance Co. Ltd.-Class H	3,667,000	17,967,026
China Pacific Insurance Group Co. Ltd. (a)	560,400	2,233,389
Hyundai Marine & Fire Insurance Co. Ltd.	484,990	7,748,233
LIG Non-Life Insurance Co. Ltd.	638,580	11,827,491
Old Mutual PLC (a)	21,633,116	38,410,011

		88,567,329

Real Estate Management & Development - 2.2%
Agile Property Holdings Ltd.	7,176,000	10,435,006
BR Malls Participacoes SA (a)	497,718	6,146,431
China Overseas Land & Investment Ltd.	1,340,880	2,806,101
Guangzhou R&F Properties Co. Ltd.	3,923,600	6,863,543
Longfor Properties (a)	2,289,000	2,580,269
Multiplan Empreendimentos Imobiliarios SA	231,200	4,309,271
Shenzhen Investment Ltd.	16,808,000	7,069,703
Yanlord Land Group Ltd.	2,525,000	3,861,146

		44,071,470

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp.	217,719	12,513,594

		559,955,523

Information Technology - 18.3%
Computers & Peripherals - 2.7%
Amtran Technology Co. Ltd.	4,458,000	5,342,196
Asustek Computer, Inc.	3,594,000	6,922,307
Compal Electronics, Inc.	14,757,320	20,384,374
Lite-On Technology Corp.	3,543,775	5,324,211
Quanta Computer, Inc.	4,776,613	10,363,582
TPV Technology Ltd.	402,000	246,154
Wistron Corp.	3,384,409	6,553,779

		55,136,603

Electronic Equipment, Instruments & Components - 3.9%
AU Optronics Corp.	16,633,155	19,926,457
AU Optronics Corp. (Sponsored ADR)	463,968	5,562,976
Chi Mei Optoelectronics Corp. (a)	9,947,000	7,020,733
HON HAI Precision Industry Co. Ltd.	5,673,550	26,533,229
Ju Teng International Holdings Ltd.	1,232,000	1,228,573
LG Display Co. Ltd. (a)	291,430	9,853,364
Samsung Electro-Mechanics Co. Ltd. (a)	18,080	1,662,756
Unimicron Technology Corp.	5,464,630	7,914,627

		79,702,715

Internet Software & Services - 1.0%
Baidu.com (Sponsored ADR) (a)	5,200	2,138,396

Sina Corp. (a)	46,800	2,114,424
Tencent Holdings Ltd.	754,400	16,335,315

		20,588,135

IT Services - 1.1%
Infosys Technologies Ltd.	266,059	14,828,034
Redecard SA	439,000	7,312,464

		22,140,498

Semiconductors & Semiconductor Equipment - 9.5%
Hynix Semiconductor, Inc. (a)	1,017,100	20,226,282
MediaTek, Inc.	279,196	4,850,906
Novatek Microelectronics Corp. Ltd.	1,617,230	5,402,077
Powertech Technology, Inc.	3,600,600	12,197,887
Samsung Electronics (Preference Shares)	60,530	27,283,489
Samsung Electronics Co. Ltd.	121,851	83,556,841
Taiwan Semiconductor Manufacturing Co. Ltd.	5,484,120	11,053,097
Transcend Information Inc.	1,597,000	5,974,770
United Microelectronics Corp. (a)	47,768,096	25,806,325

		196,351,674

Software - 0.1%
Shanda Games Ltd. (Sponsored ADR) (a)	235,800	2,402,802

		376,322,427

Energy - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
Banpu Public Co Ltd (NVDR)	879,600	15,203,834
Cairn India Ltd. (a)	843,330	5,092,904
China Coal Energy Co.-Class H	3,594,000	6,503,254
China Petroleum & Chemical Corp.-Class H	5,383,000	4,749,519
CNOOC Ltd.	13,967,000	21,724,093
Gazprom OAO (Sponsored ADR)(US OTC)	2,062,906	52,604,103
KazMunaiGas Exploration Production (GDR)	544,551	13,559,320
LUKOIL (OTC US) (Sponsored ADR)	550,835	31,562,846
PetroChina Co. Ltd.-Class H	10,114,000	12,024,015
Petroleo Brasileiro SA (preference shares)	1,494,900	31,503,665
Petroleo Brasileiro SA (Sponsored ADR)(Preference Shares)	1,452,583	61,574,993
Rosneft Oil Co. (GDR) (b)	1,913,188	16,453,417
Sasol Ltd.	315,400	12,639,344
Tambang Batubara Bukit Asam Tbk PT	1,512,000	2,753,182
Ultrapar Participacoes SA	128,200	5,898,967
Yanzhou Coal Mining Co. Ltd.-Class H	13,202,000	28,908,038

		322,755,494

Materials - 11.6%
Chemicals - 1.6%
Hyosung Corp. (a)	44,320	3,241,460
Israel Chemicals Ltd.	1,059,752	13,915,693
LG Chem Ltd. (a)	10,480	2,054,050
Makhteshim-Agan Industries Ltd.	1,658,400	7,875,763

PTT Chemical PCL	1,516,293	3,274,538
Sociedad Quimica y Minera de Chile SA (ADR)	55,300	2,077,621

		32,439,125

Metals & Mining - 9.7%
Anglo American PLC (a)	185,392	7,967,510
Centamin Egypt Ltd. (a)	1,215,000	2,389,320
China Zhongwang Holdings Ltd. (a)	4,123,600	3,284,611
Cia Vale do Rio Doce (Sponsored ADR)-Class B	1,411,100	35,023,502
Evraz Group SA (Sponsored GDR) (a)(b)	513,893	14,517,477
First Quantum Minerals Ltd.	71,833	5,512,565
Gerdau SA (Sponsored ADR)	171,400	2,918,942
Hindalco Industries Ltd.	656,300	2,262,090
Impala Platinum Holdings Ltd.	83,600	2,285,141
Kazakhmys PLC (a)	701,100	14,844,777
KGHM Polska Miedz SA	146,600	5,404,140
Magnitogorsk Iron & Steel Works (London) (GDR) (a)(b)	497,200	5,588,948
POSCO	42,808	22,575,719
Sesa GOA Ltd.	2,283,488	19,843,089
Steel Authority of India Ltd.	1,830,891	9,384,873
Tata Steel Ltd.	1,287,000	16,959,128
Timah Tbk PT	20,191,500	4,322,803
Usinas Siderurgicas de Minas Gerais SA	332,555	9,567,881
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	353,300	10,022,681
Vale SA (Sponsored ADR)	219,300	6,366,279

		201,041,476

Paper & Forest Products - 0.3%
Votorantim Celulose e Papel S.A. (ADR) (a)	87,697	2,002,999
Votorantim Celulose e Papel S.A. (a)	197,486	4,434,077

		6,437,076

		239,917,677

Industrials - 7.7%
Airlines - 1.6%
Gol Linhas Aereas Inteligentes SA (ADR)	129,500	1,987,825
Korean Air Lines Co. Ltd. (a)	73,800	3,470,996
Turk Hava Yollari	7,224,792	27,658,486

		33,117,307

Construction & Engineering - 1.7%
Aveng Ltd.	1,785,595	9,619,903
Daelim Industrial Co. (a)	67,670	4,808,106
GS Engineering & Construction Corp. (a)	188,821	17,507,283
Orascom Construction Industries (London) (GDR) (b)	84,595	3,787,105

		35,722,397

Electrical Equipment - 1.1%
Bharat Heavy Electricals Ltd.	200,765	10,321,220

Trina Solar Ltd. (Sponsored ADR) (a)	230,300	12,429,291

		22,750,511

Industrial Conglomerates - 2.0%
Beijing Enterprises Holdings Ltd.	1,573,000	11,392,860
Bidvest Group Ltd.	827,006	14,417,560
Dogan Sirketler Grubu Holdings	21,284,131	14,784,672

		40,595,092

Machinery - 0.2%
Hanjin Heavy Industries & Construction Co. Ltd. (a)	244,630	4,755,648

Marine - 0.4%
China Shipping Development Co. Ltd.-Class H	1,336,000	1,993,749
Grindrod Ltd.	2,742,092	6,594,435

		8,588,184

Road & Rail - 0.5%
Globaltrans Investment PLC (Sponsored GDR) (a)(b)	198,639	1,966,526
Localiza Rent A CAR	758,630	8,418,571

		10,385,097

Transportation Infrastructure - 0.2%
DP World Ltd.	7,102,800	3,054,204

		158,968,440

Consumer Discretionary - 6.7%
Automobiles - 0.7%
Great Wall Motor Co. Ltd.-Class H	3,691,500	4,573,201
Hyundai Motor Co. (a)	93,180	9,645,212

		14,218,413

Distributors - 0.4%
Imperial Holdings Ltd.	622,647	7,429,388

Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA (a)	77,700	1,109,936

Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International Ltd. (ADR) (a)	162,700	11,691,622

Household Durables - 1.5%
LG Electronics, Inc. (a)	73,270	7,638,265
MRV Engenharia e Participacoes SA	697,800	5,651,339
PDG Realty SA Empreendimentos e Participacoes	808,600	8,058,133
Urbi Desarrollos Urbanos SA de C.V. (a)	4,794,200	10,810,954

		32,158,691

Media - 0.6%
Megacable Holdings SAB de CV (a)	70,800	149,372
Naspers Ltd.-Class N	323,435	13,089,467

		13,238,839

Multiline Retail - 0.5%
Empresas La Polar SA	387,900	2,211,363
Lojas Renner SA	105,181	2,374,275

Woolworths Holdings Ltd.	2,151,900	5,177,609

		9,763,247

Specialty Retail - 1.6%
Foschini Ltd.	1,909,900	15,571,326
Hengdeli Holdings Ltd.	11,112,000	4,224,311
JD Group Ltd.	1,174,114	7,803,371
Lewis Group Ltd.	640,200	4,600,994

		32,200,002

Textiles, Apparel & Luxury Goods - 0.8%
Pacific Textile Holdings Ltd.	3,118,000	2,081,678
Shenzhou International Group	1,046,000	1,364,820
Texwinca Holdings Ltd.	88,000	82,017
Yue Yuen Industrial Holdings Ltd.	4,540,500	13,204,278

		16,732,793

		138,542,931

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 2.4%
Bezeq Israeli Telecommunication Corp. Ltd.	3,226,500	8,134,936
Brasil Telecom SA (a)	808,900	7,782,352
China Telecom Corp. Ltd.-Class H	830,000	343,219
China Unicom Hong Kong Ltd.	3,318,000	4,354,091
LG Telecom Ltd. (a)	1,027,350	7,486,828
Magyar Telekom Telecommunications PLC	1,190,574	4,617,622
Tele Norte Leste Participacoes SA (ADR)	224,700	4,813,074
Telecom Egypt	1,603,604	5,328,951
Telekomunikasi Indonesia Tbk PT	4,269,500	4,249,969
Telkom SA Ltd.	324,500	1,640,800

		48,751,842

Wireless Telecommunication Services - 2.7%
America Movil SAB de CV Series L (ADR)	516,487	24,264,559
China Mobile Ltd.	1,087,500	10,118,647
Mobile Telesystems OJSC (ADR)	184,300	9,010,427
MTN Group Ltd.	827,826	13,175,960

		56,569,593

		105,321,435

Utilities - 2.6%
Electric Utilities - 1.7%
Cia Paranaense de Energia (preference shares)	378,400	8,050,509
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	664,279	13,163,484
Enersis SA (ADR)	571,622	13,067,279

		34,281,272

Independent Power Producers & Energy Traders - 0.1%
China Longyuan Power Group Corp. (a)	990,000	1,281,967

Water Utilities - 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo	515,600	10,181,693

Cia de Saneamento de Minas Gerais-COPASA	395,500	7,553,346

		17,735,039

		53,298,278

Consumer Staples - 2.2%
Beverages - 0.6%
Compania Cervecerias Unidas SA	539,858	4,244,819
Compania Cervecerias Unidas SA (Sponsored ADR)	21,500	838,930
Fomento Economico Mexicano SAB de CV (Sponsored ADR) Series B	158,727	7,599,849

		12,683,598

Food & Staples Retailing - 0.4%
Centros Comerciales Sudamericanos SA	761,627	2,577,029
X 5 Retail Group NV (Sponsored GDR) (a)(b)	186,295	5,905,460

		8,482,489

Food Products - 0.8%
China Mengniu Dairy Co. Ltd. (a)	4,262,000	15,232,505
Marfrig Alimentos SA	167,816	1,842,988

		17,075,493

Household Products - 0.3%
Hypermarcas SA (a)	265,400	6,097,645

Tobacco - 0.1%
KT&G Corp. (a)	33,193	1,835,702

		46,174,927

Health Care - 1.4%
Pharmaceuticals - 1.4%
Aspen Pharmacare Holdings Ltd. (a)	404,542	4,027,828
Pharmstandard (GDR) (a)(b)	235,389	4,776,633
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	360,200	20,236,036

		29,040,497

Total Common Stocks (cost $1,514,319,389)		2,030,297,629

WARRANTS - 0.9%
Financials - 0.8%
Commercial Banks - 0.5%
Deutsche Bank-Sberbank-CLS, expiring 2/28/18 (a)	815,100	2,298,582
Merill-CW10 Sberbank-CLS, expiring 2/23/10 (a)	2,789	7,825,655
National Bank of Abu Dhabi, expiring 5/15/17 (a)	199,700	625,061

		10,749,298

Real Estate Management & Development - 0.3%
Aldar Properties, Merrill Lynch Capital Markets, expiring 10/22/12 (a)	1,003,400	1,337,331

Aldar Properties, Merrill Lynch Intl & Co., expiring 5/15/10 (a)	4,090,300	5,451,552

		6,788,883

		17,538,181

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dana Gas, expiring 12/06/10 (a)	7,111,500	1,791,387

Total Warrants (cost $16,693,739)		19,329,568

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
State Street Bank & Trust Co. due 1/04/10 in the amount of $6,041,000 (collateralized by $6,165,000 U.S. Treasury Bill, 0.00%, due 3/18/10, value $6,164,384) (cost $6,041,000)	$6,041	6,041,000

Total Investments - 99.7% (cost $1,537,054,128) (c)		2,055,668,197
Other assets less liabilities - 0.3%		6,049,802

Net Assets - 100.0%		$2,061,717,999

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $52,995,566 or 2.6% of net assets.
(c)	As of December 31, 2009, the cost basis of investment securities owned was sustantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $569,704,800 and gross unrealized depreciation of investments was $(51,090,731), resulting in net unrealized appreciation of $518,614,069.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Country Breakdown*

Sanford C. Bernstein Fund, Inc. Emerging Markets Portfolio

December 31, 2009 (unaudited)

Summary

17.4%	Brazil
15.4%	South Korea
13.4%	China
10.2%	Taiwan
7.3%	Russia
7.2%	India
6.6%	South Africa
4.6%	Turkey
3.0%	United Kingdom
2.6%	Mexico
2.4%	Israel
1.5%	Thailand
1.3%	Chile
6.8%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Canada, Cayman Islands, Cyprus, Egypt, Hong Kong, Hungary, Indonesia, Kazakhstan, Malaysia, Poland and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Financials	$110,244,344	$442,800,842		$6,910,337	$559,955,523
Information Technology	19,531,062	356,791,365		—	376,322,427
Energy	128,990,362	193,765,132		—	322,755,494
Materials	92,444,024	144,199,115		3,274,538	239,917,677
Industrials	27,856,417	131,112,023		—	158,968,440
Consumer Discretionary	42,056,994	96,485,937		—	138,542,931
Telecommunication Services	45,870,412	59,451,023		—	105,321,435
Utilities	53,298,278	—		—	53,298,278
Consumer Staples	25,036,962	21,137,965		—	46,174,927
Health Care	20,292,589	8,747,908		—	29,040,497
Warrants	—	—		19,329,568	19,329,568
Short-Term Investments	—	6,041,000		—	6,041,000

Total Investments in Securities	565,621,444	1,460,532,310	+	29,514,443	2,055,668,197
Other Financial Instruments*	—	—		—	—

Total	$565,621,444	$1,460,532,310		$29,514,443	$2,055,668,197

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Financials	Energy	Materials	Warrants
Balance as of 9/30/09	$11,211,299	$7,800,401	$—	$14,358,145
Accrued discounts /premiums	—	—	—	—
Realized gain (loss)	(471,349)	6,454,372	3,982,417	(74,836)
Change in unrealized appreciation/depreciation	501,715	(7,121,198)	(4,121,307)	24,198
Net purchases (sales)	(4,331,328)	(7,133,575)	(5,635,267)	5,022,061
Net transfers in and/or out of Level 3	—	—	9,048,695	—

Balance as of 12/31/09	$6,910,337	$—	$3,274,538	$19,329,568

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$501,715	$—	$(4,121,307)	$314,467

Total
Balance as of 9/30/09	$33,369,845
Accrued discounts /premiums	—
Realized gain (loss)	9,890,604
Change in unrealized appreciation/depreciation	(10,716,592)
Net purchases (sales)	(12,078,109)
Net transfers in and/or out of Level 3	9,048,695

Balance as of 12/31/09	$29,514,443

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$(3,305,125)

Sanford C. Bernstein Fund, Inc. Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 33.6%
Industrial - 18.7%
Basic - 2.6%
Alcoa, Inc.
6.75%, 7/15/18	$4,624	$4,716,804
ArcelorMittal
6.125%, 6/01/18	13,310	13,733,737
ArcelorMittal USA, Inc.
6.50%, 4/15/14	5,565	5,939,497
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	9,553	10,887,459
The Dow Chemical Co.
7.375%, 11/01/29	700	764,315
7.60%, 5/15/14	6,432	7,318,921
8.55%, 5/15/19	6,914	8,249,404
Eastman Chemical
5.50%, 11/15/19	2,614	2,605,839
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	6,079	6,715,094
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	11,455	12,543,225
Inco Ltd.
7.75%, 5/15/12	12,025	13,230,855
International Paper Co.
5.30%, 4/01/15	5,175	5,334,923
7.50%, 8/15/21	5,235	5,865,666
7.95%, 6/15/18	7,555	8,714,013
Packaging Corp. of America
5.75%, 8/01/13	4,135	4,431,496
PPG Industries, Inc.
5.75%, 3/15/13	9,910	10,580,798
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	11,940	13,115,851
Union Carbide Corp.
7.75%, 10/01/96	3,600	2,761,409

		137,509,306

Capital Goods - 1.3%
Boeing Co.
5.00%, 3/15/14	10	10,765
6.00%, 3/15/19	10,340	11,220,596
CRH America, Inc.
6.95%, 3/15/12	5	5,416
General Electric Co.
5.25%, 12/06/17	100	102,186
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	1,131	1,177,248
John Deere Capital Corp.
5.25%, 10/01/12	10,380	11,209,736
Lafarge SA
6.15%, 7/15/11	6,703	6,985,082
Owens Corning, Inc.
6.50%, 12/01/16	8,371	8,572,515
Republic Services, Inc.
5.25%, 11/15/21 (a)	4,898	4,815,846
5.50%, 9/15/19 (a)	6,713	6,816,729
Tyco International Finance SA
6.00%, 11/15/13	4,955	5,427,628
8.50%, 1/15/19	4,365	5,271,820
United Technologies Corp.
4.875%, 5/01/15	6,308	6,770,976

		68,386,543

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	6,400	6,985,229
CBS Corp.
5.625%, 8/15/12	2,880	3,010,372
6.625%, 5/15/11	2,435	2,551,773
8.875%, 5/15/19	5,475	6,549,874
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,575	7,170,258
Comcast Corp.
5.30%, 1/15/14	4,800	5,123,011
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (a)	4,555	4,643,076
6.375%, 6/15/15	3,525	3,661,594
News America Holdings, Inc.
9.25%, 2/01/13	6,710	7,828,859
News America, Inc.
6.55%, 3/15/33	3,525	3,610,421
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	4,665	5,676,227

RR Donnelley & Sons Co.
4.95%, 4/01/14	2,635	2,635,798
11.25%, 2/01/19	6,520	8,136,706
Time Warner Cable, Inc.
7.50%, 4/01/14	5,260	6,060,462
Time Warner Entertainment Co.
8.375%, 3/15/23	10,465	12,396,745
WPP Finance UK
5.875%, 6/15/14	1,475	1,523,238
8.00%, 9/15/14	9,922	11,283,894

		98,847,537

Communications - Telecommunications - 3.4%
AT&T Corp.
8.00%, 11/15/31 (b)	1,800	2,196,932
AT&T, Inc.
4.85%, 2/15/14	10	10,633
British Telecommunications PLC
9.125%, 12/15/10 (b)	10,688	11,450,268
Embarq Corp.
7.082%, 6/01/16	12,965	14,320,854
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	39,555	44,694,500
Pacific Bell Telephone Co.
6.625%, 10/15/34	13,330	13,207,991
Qwest Corp.
7.50%, 10/01/14	5,005	5,198,944
7.875%, 9/01/11	6,695	7,013,012
Telecom Italia Capital SA
4.00%, 1/15/10	11,555	11,563,897
6.175%, 6/18/14	9,805	10,627,571
6.375%, 11/15/33	1,375	1,355,639
US Cellular Corp.
6.70%, 12/15/33	14,340	14,102,659
Verizon Communications, Inc.
4.90%, 9/15/15	4,390	4,659,537
5.25%, 4/15/13	7,155	7,712,875
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	5,695	6,067,698
Vodafone Group PLC
5.50%, 6/15/11	8,020	8,458,365
7.75%, 2/15/10	12,335	12,429,239

		175,070,614

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
5.75%, 9/08/11	4,295	4,511,520
7.30%, 1/15/12	4,478	4,868,222

7.75%, 1/18/11	1,658	1,762,754
8.00%, 6/15/10	10	10,301
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	5,370	5,451,989
Volvo Treasury AB
5.95%, 4/01/15 (a)	10,529	10,865,023

		27,469,809

Consumer Cyclical - Entertainment - 0.8%
Time Warner, Inc.
6.875%, 5/01/12	8,290	9,075,419
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	12,958,826
Viacom, Inc.
5.625%, 9/15/19	10,980	11,464,262
The Walt Disney Co.
5.50%, 3/15/19	8,570	9,182,061

		42,680,568

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	12,589	12,917,737

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	5	5,226

Consumer Cyclical - Retailers - 0.0%
Wal-Mart Stores, Inc.
4.25%, 4/15/13	10	10,603
5.80%, 2/15/18	100	110,975

		121,578

Consumer Non-Cyclical - 4.4%
Abbott Laboratories
5.875%, 5/15/16	10	11,030
Altria Group, Inc.
9.70%, 11/10/18	6,515	8,053,628
Avon Products, Inc.
6.50%, 3/01/19	10,585	11,829,563
Baxter FinCo BV
4.75%, 10/15/10	11,369	11,733,797
Bottling Group LLC
6.95%, 3/15/14	9,145	10,522,310
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,361	5,315,174
5.875%, 5/15/13	8,910	9,274,624
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	11,945	12,422,585
Campbell Soup Co.
6.75%, 2/15/11	8,660	9,214,110

The Coca-Cola Co.
5.35%, 11/15/17	9,830	10,589,102
ConAgra Foods, Inc.
7.875%, 9/15/10	129	135,042
Delhaize Group SA
5.875%, 2/01/14	2,950	3,168,338
Diageo Capital PLC
4.375%, 5/03/10	10	10,135
7.375%, 1/15/14	9,255	10,706,304
Fisher Scientific International, Inc.
6.125%, 7/01/15	1,473	1,519,031
Fortune Brands, Inc.
3.00%, 6/01/12	7,125	7,061,659
4.875%, 12/01/13	6,133	6,264,436
Johnson & Johnson
5.55%, 8/15/17	9,480	10,456,497
Kraft Foods, Inc.
6.25%, 6/01/12	25,390	27,363,590
The Kroger Co.
6.80%, 12/15/18	4,472	4,968,169
Pepsico, Inc.
4.65%, 2/15/13	9,850	10,521,435
Pfizer, Inc.
5.35%, 3/15/15	10,400	11,366,212
The Procter & Gamble Co.
4.70%, 2/15/19	10,348	10,593,092
Safeway, Inc.
6.50%, 3/01/11	1,895	2,002,903
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,437,972
Wyeth
5.50%, 2/01/14	31,396	34,205,126

		230,745,864

Energy - 1.7%
Amerada Hess Corp.
7.875%, 10/01/29	3,617	4,338,063
Anadarko Petroleum Corp.
5.95%, 9/15/16	11,498	12,437,352
6.45%, 9/15/36	3,418	3,569,653
Apache Corp.
5.25%, 4/15/13	5,745	6,156,807
Baker Hughes, Inc.
6.50%, 11/15/13	5,135	5,796,255
Canadian Natural Resources Ltd.
5.15%, 2/01/13	3,705	3,943,228
Hess Corp.
8.125%, 2/15/19	992	1,196,309

Nabors Industries, Inc.
9.25%, 1/15/19	11,005	13,478,000
Noble Energy, Inc.
8.25%, 3/01/19	10,575	12,651,729
The Premcor Refining Group, Inc.
7.50%, 6/15/15	6,453	6,405,577
Valero Energy Corp.
6.875%, 4/15/12	6,055	6,611,340
Weatherford International Ltd.
5.15%, 3/15/13	4,980	5,215,195
9.625%, 3/01/19	6,865	8,558,616

		90,358,124

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	8,008	8,218,210

Services - 0.0%
The Western Union Co.
5.40%, 11/17/11	10	10,677

Technology - 1.4%
Cisco Systems, Inc.
5.25%, 2/22/11	9,790	10,272,911
Computer Sciences Corp.
5.50%, 3/15/13	7,070	7,495,430
Dell, Inc.
5.625%, 4/15/14	6,420	6,994,211
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (b)	17,112	18,915,947
Motorola, Inc.
6.50%, 9/01/25	6,135	5,330,162
7.50%, 5/15/25	980	937,714
7.625%, 11/15/10	609	630,935
Oracle Corp.
4.95%, 4/15/13	6,064	6,507,042
5.00%, 1/15/11	3,690	3,837,246
5.25%, 1/15/16	10	10,799
Xerox Corp.
8.25%, 5/15/14	11,090	12,721,594

		73,653,991

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	6,475	6,558,333
5.75%, 12/15/16	4,225	4,175,648

		10,733,981

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,357,858

		979,087,623

Financial Institutions - 11.5%
Banking - 6.9%
American Express Co.
7.25%, 5/20/14	7,075	7,983,225
8.125%, 5/20/19	10,845	12,851,987
ANZ National International Ltd.
6.20%, 7/19/13 (a)	5,710	6,283,741
Bank of America Corp.
4.75%, 8/15/13	100	101,632
5.375%, 9/11/12	17,630	18,703,826
7.375%, 5/15/14	6,775	7,687,687
Bank of Tokyo-Mitsubishi UFJ Ltd./ New York NY
7.40%, 6/15/11	1,210	1,304,778
Barclays Bank PLC
5.45%, 9/12/12	10,805	11,684,905
8.55%, 6/15/11 (a)(c)	6,460	5,943,200
BBVA International Preferred SA Unipersonal
5.919%, 4/18/17	4,355	3,505,775
The Bear Stearns Co., Inc.
5.55%, 1/22/17	12,915	12,918,797
5.70%, 11/15/14	13,815	15,201,100
Citigroup, Inc.
5.00%, 9/15/14	7,128	6,871,563
5.30%, 1/07/16	50	48,653
5.50%, 4/11/13	8,995	9,325,701
6.50%, 8/19/13	9,375	9,986,184
8.50%, 5/22/19	11,590	13,383,587
Compass Bank
5.50%, 4/01/20	14,779	13,633,036
Countrywide Financial Corp.
5.80%, 6/07/12	1,664	1,766,354
6.25%, 5/15/16	5,826	5,926,009
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	5,250	5,361,778
Credit Agricole SA
8.375%, 10/13/19 (a)	8,722	9,245,320
Credit Suisse USA, Inc.
5.50%, 8/15/13	4,036	4,384,529
6.50%, 1/15/12	10	10,882
Deutsche Bank AG London
5.00%, 10/12/10	5	5,180

Fifth Third Bancorp
6.25%, 5/01/13	10	10,296
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	4,795	5,016,702
6.00%, 5/01/14	6,400	7,000,115
7.50%, 2/15/19	21,925	25,560,231
Huntington National Bank
4.375%, 1/15/10	4,100	4,100,435
JP Morgan Chase & Co.
7.875%, 6/15/10	10	10,313
Marshall & Ilsley Bank
5.00%, 1/17/17	10,435	8,116,906
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	3,400	3,430,593
Morgan Stanley
4.75%, 4/01/14	100	100,575
5.625%, 1/09/12	12,045	12,711,353
6.60%, 4/01/12	7,825	8,513,553
6.625%, 4/01/18	11,700	12,649,666
7.25%, 4/01/32	15	17,063
National Capital Trust II
5.486%, 3/23/15 (a)	3,116	2,488,341
National City Bank of Cleveland Ohio
6.25%, 3/15/11	12,655	13,215,237
PNC Funding Corp.
4.50%, 3/10/10	5	5,033
Rabobank Nederland
11.00%, 6/30/19 (a)	905	1,103,425
Regions Financial Corp.
6.375%, 5/15/12	11,390	10,847,790
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	6,990	6,503,985
UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,634,203
Union Bank of California
5.95%, 5/11/16	13,165	13,076,097
Union Planters Corp.
7.75%, 3/01/11	8,554	8,504,797
Wachovia Corp.
5.50%, 5/01/13	12,850	13,650,979
Wells Fargo & Co.
4.20%, 1/15/10	4,465	4,468,889
5.625%, 12/11/17	11,635	12,102,215

		359,958,221

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	26,460	27,657,844

Series A
4.375%, 11/21/11	6,275	6,535,318
HSBC Finance Corp.
5.00%, 6/30/15	100	103,300
5.25%, 1/15/14	20	20,930
7.00%, 5/15/12	6,575	7,149,399
International Lease Finance Corp.
5.65%, 6/01/14	1,599	1,208,459
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	18,515	17,119,496

		59,794,746

Insurance - 3.0%
Aegon NV
4.75%, 6/01/13	1,910	1,920,438
Aetna, Inc.
6.00%, 6/15/16	3,820	4,010,542
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	3,180	3,395,741
The Allstate Corp.
6.125%, 5/15/37 (c)	11,695	10,174,650
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	5,700	5,901,096
Coventry Health Care, Inc.
5.95%, 3/15/17	2,505	2,271,476
6.125%, 1/15/15	965	921,778
6.30%, 8/15/14	7,810	7,638,961
Genworth Financial, Inc.
6.515%, 5/22/18	12,615	11,543,898
Guardian Life Insurance
7.375%, 9/30/39 (a)	6,145	6,284,903
Humana, Inc.
6.30%, 8/01/18	5,180	5,016,789
6.45%, 6/01/16	1,100	1,111,888
7.20%, 6/15/18	2,360	2,413,662
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	4,025	3,967,338
Lincoln National Corp.
8.75%, 7/01/19	3,069	3,506,652
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	5,950	7,297,372
MetLife, Inc.
5.00%, 11/24/13-6/15/15	4,225	4,447,660
7.717%, 2/15/19	2,152	2,528,890
10.75%, 8/01/39	4,085	5,030,375
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	10,150	10,714,969

Principal Financial Group, Inc.
7.875%, 5/15/14	8,660	9,557,990
Prudential Financial, Inc.
5.15%, 1/15/13	7,695	8,094,986
6.20%, 1/15/15	1,195	1,285,668
8.875%, 6/15/38	4,975	5,273,500
Series D
7.375%, 6/15/19	900	1,009,050
UnitedHealth Group, Inc.
6.00%, 2/15/18	15,640	16,155,307
Wellpoint, Inc.
5.875%, 6/15/17	1,000	1,030,252
7.00%, 2/15/19	2,465	2,756,925
XL Capital Ltd.
5.25%, 9/15/14	7,525	7,369,390
Series E
6.50%, 4/15/17 (c)	7,055	5,326,525

		157,958,671

REITS - 0.4%
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,075	6,826,561
Simon Property Group LP
4.875%, 3/18/10	10	10,066
5.00%, 3/01/12	4,725	4,883,821
5.625%, 8/15/14	10,887	11,212,990

		22,933,438

		600,645,076

Utility - 2.3%
Electric - 1.3%
Allegheny Energy Supply
5.75%, 10/15/19 (a)	12,000	11,655,948
Ameren Corp.
8.875%, 5/15/14	6,845	7,688,461
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,123	1,204,139
Series C
7.375%, 11/15/31	7,850	8,508,631
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	2,405	2,619,266
Nisource Finance Corp.
6.80%, 1/15/19	13,295	14,218,298
Pacific Gas & Electric Co.
4.80%, 3/01/14	3,290	3,493,973
Progress Energy, Inc.
7.10%, 3/01/11	2,287	2,420,616

The Southern Co.
Series A
5.30%, 1/15/12		3,928	4,208,534
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		5,805	6,058,313
Union Electric Co.
6.70%, 2/01/19		1,195	1,319,341
Wisconsin Energy Corp.
6.25%, 5/15/67 (c)		5,810	5,170,900

			68,566,420

Natural Gas - 0.9%
Duke Energy Field Services Corp.
7.875%, 8/16/10		2,100	2,183,210
Energy Transfer Partners LP
6.70%, 7/01/18		7,930	8,490,651
7.50%, 7/01/38		8,376	9,177,416
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		3,315	3,529,912
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)		12,800	12,009,805
Williams Co., Inc.
7.875%, 9/01/21		5,065	5,809,656
8.125%, 3/15/12		4,705	5,144,748

			46,345,398

Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18		8,485	8,959,591

			123,871,409

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA
6.212%, 11/22/16 (a)		24,820	23,765,150
Petrobras International Finance
5.75%, 1/20/20		19,490	19,826,924
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)		11,910	13,726,275

			57,318,349

Total Corporates - Investment Grades (cost $1,673,816,975)			1,760,922,457

GOVERNMENTS - TREASURIES - 24.5%
Canada - 2.3%
Canadian Government Bond
3.75%, 6/01/19	CAD	125,200	121,028,063

United States - 22.2%
U.S. Treasury Bonds
3.75%, 11/15/18	$140,293	140,282,257
4.50%, 2/15/36	154,430	152,113,550
U.S. Treasury Notes
0.875%, 2/28/11-5/31/11	164,835	165,116,570
1.00%, 7/31/11	99,230	99,381,127
1.75%, 11/15/11-1/31/14	237,680	239,419,825
2.375%, 8/31/14	367,190	364,493,357

		1,160,806,686

Total Governments - Treasuries (cost $1,307,945,538)		1,281,834,749

MORTGAGE PASS-THRU’S - 16.1%
Agency Fixed Rate 30-Year - 14.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35-1/01/36	38,527	38,579,280
Series 2007
4.50%, 1/01/37-3/01/37	9,797	9,800,371
5.50%, 7/01/35	13,499	14,213,822
Series 2008
6.50%, 5/01/35	11,458	12,396,364
Federal National Mortgage Association
6.00%, TBA	37,250	39,450,060
6.50%, TBA	24,025	25,729,285
Series 2003
5.00%, 11/01/33	27,593	28,431,254
5.50%, 4/01/33-7/01/33	55,501	58,333,818
Series 2004
5.00%, 4/01/34	10	10,794
5.50%, 4/01/34-11/01/34	43,824	46,060,437
6.00%, 9/01/34-10/01/34	22,987	24,517,355
Series 2005
4.50%, 8/01/35-9/01/35	54,562	54,720,808
5.50%, 2/01/35	39,667	41,691,959
6.00%, 4/01/35	7,889	8,426,738
Series 2006
5.00%, 2/01/36	66,465	68,337,712
5.50%, 4/01/36	10,492	11,021,073
6.00%, 10/01/31	22	23,570
Series 2007
4.50%, 9/01/35	36,059	36,276,952
5.00%, 7/01/36	16,326	16,806,076
6.00%, 3/01/37	177	188,018
Series 2008
5.50%, 12/01/35-3/01/37	80,687	84,755,085
6.00%, 3/01/37	94,506	100,560,405

Government National Mortgage Association
5.50%, TBA	20,600	21,578,500
6.00%, TBA	15,275	16,138,985
Series 1996
8.50%, 11/15/26	1	751

		758,049,472

Agency ARMs - 1.6%
Federal Home Loan Mortgage Corp.
Series 2005
4.765%, 5/01/35 (d)	8,783	9,152,492
Series 2006
2.906%, 3/01/34 (c)	5,226	5,420,168
Series 2007
5.967%, 2/01/37 (d)	15,554	16,294,104
Federal National Mortgage Association
Series 2006
5.45%, 2/01/36 (c)	10,142	10,663,658
6.177%, 3/01/36 (c)	6,425	6,748,067
Series 2007
4.734%, 3/01/34 (c)	9,952	10,361,284
4.891%, 8/01/37 (c)	8,866	9,296,315
5.943%, 10/01/37 (d)	8,286	8,748,401
Series 2009
4.322%, 5/01/38 (d)	9,880	10,289,064

		86,973,553

Total Mortgage Pass-Thru’s (cost $809,617,655)		845,023,025

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%
Non-Agency Fixed Rate CMBS - 8.3%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	19,945	16,826,206
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11, Class A4
5.455%, 3/11/39	15,615	15,262,565
Series 2006-PW12, Class A4
5.719%, 9/11/38	18,895	19,186,658
Series 2007-PW18, Class A4
5.70%, 6/11/50	19,670	17,165,071
Commercial Mortgage Asset Trust
Series 1999-C1, Class A3
6.64%, 1/17/32	0	21
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	9,615	8,206,106

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	26,360	22,652,822
Series 2006-C5, Class A3
5.311%, 12/15/39	13,502	11,263,576
CS First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	4,400	4,344,610
Series 2005-C1, Class A4
5.014%, 2/15/38	13,795	13,538,627
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	6,045	5,835,551
Series 2007-GG11, Class A4
5.736%, 12/10/49	3,484	3,092,621
Series 2007-GG9, Class A4
5.444%, 3/10/39	16,775	14,821,462
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B
4.996%, 8/15/42	35	29,868
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	6,501,689
Series 2006-CB15, Class A4
5.814%, 6/12/43	24,985	24,044,097
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	19,960,851
Series 2006-CB17, Class A4
5.429%, 12/12/43	18,215	17,206,703
Series 2007-C1, Class A4
5.716%, 2/15/51	26,625	21,131,498
Series 2007-LD11, Class A4
5.818%, 6/15/49	20,725	18,048,389
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36	35	34,084
Series 2006-C6, Class A4
5.372%, 9/15/39	22,610	21,553,048
Series 2006-C7, Class A3
5.347%, 11/15/38	17,955	16,459,472
Series 2007-C1, Class A4
5.424%, 2/15/40	17,435	14,438,448
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46	11,735	11,520,414
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42	16,915	16,672,539

Series 2007-T27, Class A4
5.649%, 6/11/42	30,420	29,369,747
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	26,240	23,766,683
Series 2007-C31, Class A4
5.509%, 4/15/47	26,665	21,397,532
Series 2007-C32, Class A3
5.74%, 6/15/49	23,420	19,122,243

		433,453,201

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.675%, 3/06/20 (a)(d)	5,835	4,975,648

Total Commercial Mortgage-Backed Securities (cost $476,990,736)		438,428,849

CORPORATES - NON-INVESTMENT GRADES - 3.6%
Industrial - 2.2%
Basic - 0.4%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	3,550	2,387,375
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	5,025	5,094,345
United States Steel Corp.
6.05%, 6/01/17	13,580	12,964,378
Westvaco Corp.
8.20%, 1/15/30	1,700	1,748,936

		22,195,034

Capital Goods - 0.6%
Case New Holland, Inc.
7.125%, 3/01/14	2,315	2,349,725
Masco Corp.
6.125%, 10/03/16	15,760	15,018,350
Mohawk Industries, Inc.
6.875%, 1/15/16 (b)	10,190	10,139,050
Textron Financial Corp.
4.60%, 5/03/10	887	886,773
5.40%, 4/28/13	1,730	1,729,180

		30,123,078

Communications - Media - 0.2%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (b)	3,675	3,886,313
Clear Channel Communications, Inc.
5.50%, 9/15/14	8,805	5,767,275

Univision Communications, Inc.
12.00%, 7/01/14 (a)		1,078	1,187,147

			10,840,735

Communications - Telecommunications - 0.2%
Cricket Communications, Inc.
7.75%, 5/15/16		2,085	2,079,788
Qwest Communications International, Inc.
7.50%, 2/15/14 (b)		2,175	2,183,156
Series B
7.50%, 2/15/14		1,115	1,119,181
Windstream Corp.
7.875%, 11/01/17 (a)		3,380	3,337,750

			8,719,875

Consumer Cyclical - Automotive - 0.1%
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15		4,675	4,862,000
Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12		12,363	13,336,586
Wyndham Worldwide Corp.
6.00%, 12/01/16		20	18,632

			13,355,218

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17		1,724	1,721,845

Consumer Non - Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15		4,150	4,378,250
HCA, Inc.
8.50%, 4/15/19 (a)		5,820	6,271,050

			10,649,300

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		5,470	5,087,100

Technology - 0.1%
Flextronics International Ltd.
6.50%, 5/15/13		4,170	4,180,425

Transportation - Airlines - 0.1%
UAL Pass Through Trust
Series 071A
6.636%, 7/02/22		5,120	4,352,139

			116,086,749

Financial Institutions - 0.9%
Banking - 0.6%
ABN Amro Bank NV
4.31%, 3/10/16 (c)	EUR	2,695	1,883,416

BankAmerica Capital II
Series 2
8.00%, 12/15/26		$5,954	5,834,920
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (c)	EUR	550	366,630
Dexia Credit Local
4.30%, 11/18/15 (c)		2,050	1,322,450
LBG Capital No.1 PLC
8.00%, 12/29/49 (a)		$15,720	12,104,400
RBS Capital Trust III
5.512%, 9/30/14 (c)		10,580	5,290,000
Zions Bancorporation
5.50%, 11/16/15		3,460	2,446,171

			29,247,987

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)		5,118	998,010
7.875%, 11/01/09 (e)		10,672	2,081,040
Series G
4.80%, 3/13/14 (e)		3,322	647,790

			3,726,840

Insurance - 0.2%
ING Capital Funding Trust III
8.439%, 12/31/10 (c)		6,938	5,966,680
ING Groep NV
5.775%, 12/08/15 (c)		2,327	1,718,934
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		6,060	4,999,500

			12,685,114

REITS - 0.0%
AMR Real Estate PTR/FIN
7.125%, 2/15/13		2,710	2,764,200

			48,424,141

Utility - 0.5%
Electric - 0.5%
The AES Corp.
7.75%, 3/01/14-10/15/15		4,725	4,795,875
Dynegy Holdings, Inc.
8.375%, 5/01/16		5,370	5,101,500
Edison Mission Energy
7.00%, 5/15/17		3,955	3,124,450
NRG Energy, Inc.
7.25%, 2/01/14		5,035	5,097,938
7.375%, 2/01/16		2,985	2,988,731

RRI Energy, Inc.
7.625%, 6/15/14	2,665	2,638,350

		23,746,844

Total Corporates - Non-Investment Grades (cost $202,023,470)		188,257,734

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Home Loan Bank
5.00%, 11/17/17	60,385	65,319,602
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	45,522	49,561,440
Federal National Mortgage Association
6.25%, 5/15/29	9,685	11,075,262

Total Agencies (cost $123,388,492)		125,956,304

BANK LOANS - 2.1%
Industrial - 1.7%
Basic - 0.2%
Hexion Specialty Chemicals, Inc.
2.56%, 5/05/13 (d)	818	714,623
Ineos US Finance LLC
7.50%, 12/16/13 (d)	1,064	958,856
8.00%, 12/16/14 (d)	1,064	964,175
John Maneely Co.
3.48%-3.53%, 12/09/13 (d)	2,896	2,719,399
Lyondell Chemical Company
3.73%, 12/20/13 (d)	358	263,300
3.98%, 12/22/14 (d)	218	160,168
7.00%, 12/22/14 (d)	944	695,016
Lyondell Chemical Company (New Money Dip)
13.00%, 4/06/10 (d)(f)	562	584,288
Lyondell Chemical Company (New Roll-Up Dip)
5.79%-6.56%, 4/06/10 (d)	561	579,515
Univar, Inc.
3.23%, 10/10/14 (d)	1,893	1,746,355

		9,385,695

Capital Goods - 0.1%
Champion OPCO LLC
4.75%, 5/13/13 (d)	1,892	1,201,208
Hawker Beechcraft Acquisition Co. LLC
2.23%-2.25%, 3/26/14 (d)	606	453,810
2.25%, 3/26/14 (d)	36	26,922
Manitowoc Co., Inc.
7.50%, 11/06/14 (d)	868	842,776
Ravago Holding America, Inc.
3.06%, 1/30/14 (d)	1,695	1,508,550

Sequa Corp.
3.51%-3.94%, 12/03/14 (d)	1,192	1,059,710
Tegrant Corp. (SCA Packaging)
5.76%, 3/08/15 (d)	600	354,000

		5,446,976

Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.75%, 7/03/14 (d)	1,350	1,223,720
Charter Communications Operating LLC
2.26%, 3/06/14 (d)	1,433	1,341,350
Clear Channel Communications, Inc.
3.88%, 1/29/16 (d)	847	691,822
Univision Communications, Inc.
2.50%, 9/29/14 (d)	2,500	2,161,875

		5,418,767

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.53%, 3/13/14 (d)	588	532,430
Sorenson Communications, Inc.
7.23%, 2/16/14 (d)	2,484	2,426,156

		2,958,586

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.24%-3.29%, 12/15/13 (d)	2,855	2,629,789
Visteon Corp.
8.35%, 6/13/13 (d)(e)	750	827,295

		3,457,084

Consumer Cyclical - Entertainment - 0.0%
Metro-Goldwyn-Mayer Inc.
8.61%, 4/09/12 (d)(e)	1,950	1,246,538

Consumer Cyclical - Other - 0.2%
Hanesbrands Inc.
5.25%, 12/10/15 (d)	300	301,791
Harrah’s Operating Co., Inc.
3.25%-3.28%, 1/28/15 (d)	1,746	1,412,650
Las Vegas Sands LLC
2.01%, 5/23/14 (d)	2,486	2,170,548
November 2005 Land Investors, LLC (North Las Vegas Consortium)
3.23%, 4/30/10 (d)(g)	1,031	5,154
3.73%, 3/31/10 (d)(g)	2,022	404,462
On Assignment, Inc.
6.75%, 1/31/13 (d)	806	773,752
Veyance Technologies, Inc.
2.74%, 7/31/14 (d)	2,445	2,007,571
VML US Finance LLC
4.76%, 5/27/13 (d)	626	591,761

		7,667,689

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
2.51%, 5/28/13 (d)	567	525,289
Mattress Holding Corp.
2.51%-4.50%, 1/18/14 (d)	488	341,270
Michaels Stores, Inc.
2.56%, 10/31/13 (d)	213	192,581
4.81%, 7/31/16 (d)	286	269,573
Neiman Marcus Group, Inc.
2.26%, 4/06/13 (d)	3,680	3,313,568
Targus Group International
10.25%, 11/22/12 (d)(g)	2,661	1,897,271

		6,539,552

Consumer Non-Cyclical - 0.1%
Best Brands Corp.
7.49%, 12/12/12 (d)(g)	298	256,120
Fenwal, Inc.
2.51%, 2/28/14 (d)	2,171	1,859,277
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
4.74%-4.79%, 7/11/14 (d)	2,231	2,033,646
HCA, Inc.
2.50%, 11/18/13 (d)	1,281	1,224,584
Health Management Associates, Inc.
2.00%, 2/28/14 (d)	1,834	1,714,391

		7,088,018

Energy - 0.1%
Ashmore Energy International
3.23%, 3/30/12 (d)	210	191,362
3.25%, 3/30/14 (d)	1,598	1,456,606
Dalbo, Inc.
7.00%, 8/27/12 (d)	1,989	1,263,258
Infrastrux Group, Inc.
8.00%, 11/03/12 (d)(g)	3,343	2,974,899

		5,886,125

Other Industrial - 0.1%
Education Management LLC
2.06%, 6/03/13 (d)	1,786	1,671,657
Swift Transportation Co., Inc.
Zero Coupon, 5/12/14 (d)(h)	845	768,371

		2,440,028

Services - 0.2%
Collins & Aikman Floorcoverings, Inc. (Tandus)
2.76%-2.78%, 5/08/14 (d)	1,880	1,428,443

Koosharem Corp.
3.28%-5.25%, 6/30/14 (d)	1,954	1,524,226
Sabre, Inc.
2.48%-2.49%, 9/30/14 (d)	5,072	4,558,958
Travelport LLC
2.75%, 8/23/13 (d)	2,803	2,666,493
West Corp.
2.61%, 10/24/13 (d)	2,680	2,529,904

		12,708,024

Technology - 0.3%
Avaya, Inc.
3.01%, 10/24/14 (d)	995	858,500
Dealer Computer Services, Inc.
2.25%, 10/26/12 (d)	2,176	2,012,728
5.75%, 10/26/13 (d)	3,500	2,975,000
Dresser, Inc.
2.52%, 5/04/14 (d)	1,426	1,328,817
First Data Corp.
2.98%-3.00%, 9/24/14 (d)	2,679	2,375,668
Freescale Semiconductor, Inc.
1.99%, 11/29/13 (d)	1,268	1,106,164
IPC Systems, Inc.
2.48%-2.50%, 6/02/14 (d)	911	760,933
5.50%, 6/01/15 (d)	2,000	1,446,660
Sitel, LLC (ClientLogic)
5.73%-5.78%, 1/30/14 (d)	4,781	4,207,254
Sungard Data Systems, Inc.
1.98%, 2/28/14 (d)	74	70,171

		17,141,895

Transportation - Airlines - 0.0%
Delta Airlines
3.53%, 4/30/14 (d)	1,490	1,239,329

Transportation - Services - 0.0%
Oshkosh Truck Corp.
6.26%-6.29%, 12/06/13 (d)	1,992	1,988,554

		90,612,860

Financial Institutions - 0.2%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (d)	2,815	2,907,501
Levlad LLC & Arbonne International LLC
7.75%, 3/08/14 (d)	911	200,159
Peach Holding, Inc.
4.51%, 11/21/13 (d)	892	535,000

		3,642,660

Other Finance - 0.0%
Grosvenor Capital Management Holdings, LLP
2.25%, 12/05/13 (d)	904	823,055

REITS - 0.1%
Capital Automotive L.P.
2.74%, 12/14/12 (d)	828	727,798
Crescent Resources, LLC
8.36%, 9/07/12 (d)(e)	5,765	2,605,845
13.50%, 6/10/10 (d)	950	950,000

		4,283,643

		8,749,358

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
2.75%, 11/01/13 (d)	688	630,851
2.81%, 11/01/13 (d)	29	26,214
4.81%, 5/01/14 (d)	3,800	3,211,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (d)(i)(j)	1,322	669,854
12.00%, 6/09/14 (d)(g)(i)(j)	411	0
Texas Competitive Electric Holdings Co. LLC
3.73%-3.75%, 10/10/14 (d)	2,444	1,970,273
3.75%-3.78%, 10/10/14 (d)	1,970	1,591,301

		8,099,493

Total Bank Loans (cost $122,136,160)		107,461,711

GOVERNMENTS - SOVEREIGN BONDS - 1.8%
Brazil - 0.3%
Republic of Brazil
8.25%, 1/20/34	13,760	17,509,600

Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	12,755	13,738,104

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	12,560	12,787,524

Peru - 0.5%
Republic of Peru
8.375%, 5/03/16	6,815	8,229,113
9.875%, 2/06/15	14,380	18,190,700

		26,419,813

Poland - 0.2%
Poland Government International Bond
6.375%, 7/15/19	10,070	10,920,915

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (a)(b)	10,368	11,703,106

Total Governments - Sovereign Bonds (cost $82,245,692)		93,079,062

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
United Kingdom - 1.2%
The Royal Bank of Scotland PLC
1.45%, 10/20/11 (a)	39,977	39,887,532
2.625%, 5/11/12 (a)	23,310	23,643,729

Total Governments - Sovereign Agencies (cost $63,256,525)		63,531,261

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $51,076,831)	48,740	52,403,438

ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Floating Rate - 0.5%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.681%, 4/25/37 (d)	10,375	199,594
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.493%, 1/20/35 (d)	3,814	3,372,806
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.391%, 4/25/37 (d)	15,685	7,311,988
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
0.351%, 4/25/37 (d)	3,232	3,085,026
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A1
0.351%, 10/25/46 (d)	3,078	2,483,792
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.421%, 6/25/37 (d)	9,105	4,406,931
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.46%, 2/25/37 (d)	6,025	45,755
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.401%, 3/25/35 (d)	67	66,314

Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.831%, 5/25/33 (d)	262	159,463
Soundview Home Equity Loan Trust
Series 2007-OPT3, Class 2A2
0.361%, 8/25/37 (d)	9,200	4,327,703

		25,459,372

Credit Cards - Fixed Rate - 0.3%
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	15,900	15,740,133

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.361%, 12/25/32	2,792	2,054,850
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	2,429	2,059,926
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	112	108,381

		4,223,157

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)	3,700	3,515,000

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.331%, 2/25/47 (a)(d)	7,100	71,000
SLM Student Loan Trust
Series 2003-C, Class A1
0.354%, 9/15/16 (d)	920	906,182

		977,182

Total Asset-Backed Securities (cost $93,543,536)		49,914,844

CMOS - 0.9%
Non-Agency ARMs - 0.8%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.203%, 2/25/36 (c)	8,168	4,749,595
Series 2006-3, Class 22A1
5.873%, 5/25/36 (c)	5,309	3,271,692
Series 2007-1, Class 21A1
5.56%, 1/25/47 (c)	24,621	13,286,713
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.128%, 5/25/35 (c)	12,499	10,629,372

Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.158%, 6/26/35 (a)(c)	149	147,806
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.856%, 5/25/36 (c)	7,063	3,959,326
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.151%, 12/25/35 (c)	6,013	5,465,543

		41,510,047

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.544%, 12/25/35 (d)	5,122	2,820,729
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.89%, 10/19/34 (d)	4,237	2,909,951

		5,730,680

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.557%, 5/28/35	1,605	1,508,601

Total CMOs (cost $74,679,762)		48,749,328

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18 (a) (cost $24,245,884)	24,180	26,446,875

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA 7.625%, 7/23/19 (cost $3,949,242)	3,963	4,392,986

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (c)	185,725	195,011
Federal National Mortgage Association
8.25% (c)	280,300	308,330

Total Preferred Stocks (cost $11,650,625)		503,341

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.4%
Time Deposit - 3.4%
State Street Time Deposit 0.01%, 1/04/10 (cost $175,966,653)	$175,967	175,966,653

Total Investments - 100.6% (cost $5,296,533,776) (k)		5,262,872,617
Other assets less liabilities - (0.6)%		(30,153,556)

Net Assets - 100.0%		$5,232,719,061

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$498,000	9/17/10	3 Month LIBOR	2.780%	$12,223,774

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	405	March 2010	$46,809,953	$46,726,875	$(83,078)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Hungarian Forint settling 1/26/10	1,814,799	$9,416,276	$9,624,624	$208,348
Hungarian Forint settling 1/26/10	3,375,271	18,032,220	17,900,448	(131,772)
Sale Contracts:
Canadian Dollar settling 1/13/10	129,913	121,980,770	124,218,245	(2,237,475)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Euro settling 1/25/10	2,692	$3,999,900	$3,858,727	$141,173
Euro settling 1/25/10	1,320	1,969,819	1,892,252	77,567
Hungarian Forint settling 1/26/10	5,190,070	28,488,691	27,525,072	963,619

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $342,228,121 or 6.5% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(c)	Variable rate coupon, rate shown as of December 31, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(e)	Security is in default and is non-income producing.
(f)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $194,703 and $7,526, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(g)	Pay-In-Kind Payments (PIK).
(h)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $768,371 and $53,974, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(i)	Illiquid security.
(j)	Fair valued.
(k)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $178,470,952 and gross unrealized depreciation of investments was $(212,132,111), resulting in net unrealized depreciation of $(33,661,159).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2009, the fund’s total exposure to subprime investments was 1.16% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $972,000 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2009.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LIBOR	-	London Interbank Offered Rates
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$1,754,638,716	$6,283,741	$1,760,922,457
Governments - Treasuries	—	1,281,834,749	—	1,281,834,749
Mortgage Pass-Thru’s	—	845,023,025	—	845,023,025
Commercial Mortgage- Backed Securities	—	386,906,503	51,522,346	438,428,849
Corporates - Non-Investment Grades	—	183,905,595	4,352,139	188,257,734
Agencies	—	125,956,304	—	125,956,304
Bank Loans	—	—	107,461,711	107,461,711
Governments - Sovereign Bonds	—	93,079,062	—	93,079,062
Governments - Sovereign Agencies	—	63,531,261	—	63,531,261
Inflation-Linked Securities	—	52,403,438	—	52,403,438
Asset-Backed Securities	—	15,740,133	34,174,711	49,914,844
CMOs	—	1,508,601	47,240,727	48,749,328
Quasi-Sovereigns	—	26,446,875	—	26,446,875
Emerging Markets - Corporate Bonds	—	4,392,986	—	4,392,986
Preferred Stocks	—	503,341	—	503,341
Short-Term Investments	—	175,966,653	—	175,966,653

Total Investments in Securities	—	5,011,837,242	251,035,375	5,262,872,617
Other Financial Instruments*:
Assets	—	13,614,481	—	13,614,481
Liabilities	(83,078)	(2,369,247)	—	(2,452,325)

Total	$ (83,078)	$5,023,082,476	$251,035,375	$5,274,034,773

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades	Bank Loans
Balance as of 9/30/09	$59,184,404	$32,035,433	$15,443,537	$135,384,874
Accrued discounts /premiums	247	63,905	1,934	502,221
Realized gain (loss)	—	—	—	(4,794,223)
Change in unrealized appreciation/depreciation	100,478	31,546	49,268	9,911,955
Net purchases (sales)	—	—	—	(33,543,116)
Net transfers in and/or out of Level 3	(53,001,388)	19,391,462	(11,142,600)	—

Balance as of 12/31/09	$6,283,741	$51,522,346	$4,352,139	$107,461,711

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$100,478	$31,546	$49,268	$6,659,025

	Governments - Sovereign Bonds	Asset-Backed Securities	CMOs	Quasi-Sovereigns
Balance as of 9/30/09	$59,368,111	$34,087,426	$50,484,133	$38,285,850
Accrued discounts /premiums	—	1,868	310	18,691
Realized gain (loss)	—	8,827	41,049	1,124,382
Change in unrealized appreciation/depreciation	—	3,731,275	1,752,749	(297,748)
Net purchases (sales)	—	(3,654,685)	—	(14,165,325)
Net transfers in and/or out of Level 3	(59,368,111)	—	(5,037,514)	(24,965,850)

Balance as of 12/31/09	$—	$34,174,711	$47,240,727	$—

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$—	$3,730,441	$1,752,743	$—

	Total
Balance as of 9/30/09	$424,273,768
Accrued discounts /premiums	589,176
Realized gain (loss)	(3,619,965)
Change in unrealized appreciation/depreciation	15,279,523
Net purchases (sales)	(51,363,126)
Net transfers in and/or out of Level 3	(134,124,001)

Balance as of 12/31/09	$251,035,375

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$12,323,501

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 29.2%
United States - 29.2%
U.S. Treasury Notes
0.75%, 11/30/11	$21,507	$21,366,710
1.375%, 9/15/12	46,000	45,784,352
1.75%, 8/15/12	64,000	64,414,976
2.625%, 5/31/10	11,336	11,448,033
4.00%, 11/15/12	20,232	21,611,883

Total Governments - Treasuries (cost $165,118,520)		164,625,954

CORPORATES - INVESTMENT GRADES - 26.0%
Industrial - 15.9%
Basic - 0.7%
Ei Du Pont De Nemours & Co.
3.25%, 1/15/15	2,168	2,147,688
Praxair, Inc.
3.25%, 9/15/15	1,623	1,619,058

		3,766,746

Capital Goods - 1.6%
Boeing Capital Corp.
3.25%, 10/27/14	5,310	5,270,696
General Dynamics Corp.
1.80%, 7/15/11	2,592	2,620,846
John Deere Capital Corp.
5.25%, 10/01/12	1,355	1,463,313

		9,354,855

Communications - Telecommunications - 1.4%
AT&T, Inc.
4.85%, 2/15/14	2,000	2,126,590
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	2,400	2,711,839
Verizon Global Funding Corp.
7.375%, 9/01/12	999	1,126,089
Vodafone Group PLC
7.75%, 2/15/10	1,800	1,813,752

		7,778,270

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
8.00%, 6/15/10	2,115	2,178,746

Consumer Cyclical - Entertainment - 0.3%
The Walt Disney Co.
4.50%, 12/15/13	1,750	1,858,931

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	1,717	1,816,378

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	1,700	1,811,273

Consumer Non-Cyclical - 4.5%
Avon Products, Inc.
5.625%, 3/01/14	1,040	1,133,494
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,744,227
Bottling Group LLC
5.00%, 11/15/13	1,693	1,830,612
6.95%, 3/15/14	1,600	1,840,973
Campbell Soup Co.
6.75%, 2/15/11	1,680	1,787,495
Coca-Cola Enterprises, Inc.
4.25%, 3/01/15	1,775	1,864,488
Colgate-Palmolive Co.
Series F
3.15%, 8/05/15	496	501,424
Diageo Finance BV
3.25%, 1/15/15	4,065	4,037,951
Genentech, Inc.
4.40%, 7/15/10	830	847,085
Merck & Co., Inc.
1.875%, 6/30/11	2,760	2,786,005
Procter & Gamble Co.
3.15%, 9/01/15	5,133	5,176,107
4.60%, 1/15/14	1,680	1,788,823

		25,338,684

Energy - 3.9%
Apache Corp.
5.25%, 4/15/13	1,400	1,500,353
BP Capital Markets PLC
1.55%, 8/11/11	2,883	2,903,873
Chevron Corp.
3.95%, 3/03/14	1,770	1,847,910
ConocoPhillips
4.75%, 2/01/14	1,755	1,884,330

Shell International Finance BV
3.25%, 9/22/15	4,672	4,675,962
Statoil ASA
2.90%, 10/15/14	3,955	3,938,642
Total Capital SA
3.125%, 10/02/15	5,100	5,036,964

		21,788,034

Services - 0.4%
The Western Union Co.
5.40%, 11/17/11	2,165	2,311,534

Technology - 2.1%
Cisco Systems, Inc.
2.90%, 11/17/14	842	840,466
5.25%, 2/22/11	920	965,381
Dell, Inc.
3.375%, 6/15/12	990	1,023,782
Hewlett-Packard Co.
2.95%, 8/15/12	645	658,196
International Business Machine
2.10%, 5/06/13	5,375	5,364,255
Oracle Corp.
3.75%, 7/08/14	1,921	1,982,113
5.00%, 1/15/11	1,002	1,041,984

		11,876,177

		89,879,628

Financial Institutions - 9.0%
Banking - 6.7%
Bank of America Corp.
4.50%, 8/01/10	1,850	1,888,698
The Bank of New York Mellon Corp.
4.30%, 5/15/14	860	905,118
Barclays Bank PLC
5.20%, 7/10/14	4,329	4,588,775
BB&T Corp.
3.375%, 9/25/13	1,640	1,652,925
Citigroup, Inc.
6.375%, 8/12/14	2,932	3,069,531
Credit Suisse USA, Inc.
6.50%, 1/15/12	1,490	1,621,403
Deutsche Bank AG London
5.00%, 10/12/10	1,110	1,150,036
The Goldman Sachs Group, Inc.
3.625%, 8/01/12	1,235	1,272,427
4.75%, 7/15/13	1,865	1,951,230
JP Morgan Chase & Co.
7.875%, 6/15/10	2,035	2,098,645

Morgan Stanley
6.00%, 5/13/14	1,350	1,451,523
6.75%, 4/15/11	635	672,772
PNC Funding Corp.
4.25%, 9/21/15	2,695	2,749,183
Royal Bank of Canada
5.65%, 7/20/11	2,155	2,300,878
State Street Corp.
4.30%, 5/30/14	1,415	1,464,255
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,571,783
US Bancorp
4.20%, 5/15/14	1,815	1,884,044
Wells Fargo & Co.
Series I
3.75%, 10/01/14	2,748	2,739,904
Westpac Banking Corp.
4.20%, 2/27/15	2,672	2,716,013

		37,749,143

Finance - 0.8%
HSBC Finance Corp.
4.75%, 4/15/10	2,130	2,152,425
8.00%, 7/15/10	2,045	2,119,274

		4,271,699

Insurance - 1.0%
Berkshire Hathaway Finance Corp.
4.00%, 4/15/12	2,260	2,368,412
Met Life Global Funding I
2.875%, 9/17/12 (a)	3,500	3,527,465

		5,895,877

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	920	923,400

REITS - 0.3%
Simon Property Group LP
5.00%, 3/01/12	1,940	2,005,209

		50,845,328

Utility - 1.1%
Electric - 1.1%
National Rural Utilities Cooperative Finance Corp.
3.875%, 9/16/15	5,000	5,046,140
The Southern Co.
4.15%, 5/15/14	947	973,848

		6,019,988

Total Corporates - Investment Grades (cost $143,868,461)		146,744,944

MORTGAGE PASS-THRU’S - 16.9%
Agency Fixed Rate 30-Year - 10.0%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.50%, 12/01/33	3,332	3,604,153
Series 2008
6.00%, 8/01/38	7,936	8,422,868
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	24,513	26,305,054
Series 2008
6.50%, 12/01/28 - 7/01/35	8,186	8,856,630
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	321	361,769
Series 2008
6.50%, 9/15/38	8,164	8,687,052

		56,237,526

Agency ARMs - 6.6%
Federal Home Loan Mortgage Corp.
Series 2005
4.774%, 5/01/35 (b)	1,870	1,946,573
Series 2007
5.916%, 11/01/36 (c)	2,669	2,792,713
6.075%, 1/01/37 (c)	2,319	2,433,043
Federal National Mortgage Association
Series 2003
4.786%, 12/01/33 (b)	557	585,517
Series 2005
4.545%, 2/01/35 (c)	3,112	3,191,007
4.651%, 10/01/35 (b)	4,043	4,233,384
5.334%, 1/01/36 (b)	2,921	3,047,947
Series 2006
3.008%, 1/01/36 (b)	4,900	5,030,560
5.488%, 5/01/36 (c)	3,017	3,170,415
5.66%, 7/01/36 (b)	2,772	2,922,873
Series 2007
4.377%, 11/01/35 (c)	2,602	2,711,120
5.53%, 2/01/37 (c)	3,304	3,467,792
Series 2009
4.784%, 7/01/38 (b)	1,563	1,632,274

		37,165,218

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	135	147,614
Series 2001
6.00%, 11/01/16 - 12/01/16	819	877,838

Series 2002
6.00%, 2/01/17	596	638,357
8.00%, 8/01/16	281	302,586

		1,966,395

Total Mortgage Pass-Thru’s (cost $93,000,159)		95,369,139

ASSET-BACKED SECURITIES - 13.5%
Autos - Fixed Rate - 7.0%
Bank of America Auto Trust
Series 2009-1A, Class A3
2.67%, 7/15/13 (a)	3,940	4,006,348
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)	3,755	3,808,842
Series 2009-3A, Class A4
2.67%, 12/15/16 (a)	5,680	5,679,917
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 3/15/12	3,828	3,896,136
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	2,917	2,936,328
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14	3,425	3,454,311
Honda Auto Receivables Owner Trust
Series 2009-3, Class A3
2.31%, 5/15/13	1,550	1,567,366
Hyundai Auto Receivables Trust
Series 2009-A, Class A4
3.15%, 3/15/16	3,932	3,936,063
Nissan Auto Lease Trust
Series 2009-A, Class A4
3.51%, 11/17/14	2,900	2,982,098
Series 2009-B, Class A3
2.07%, 1/15/15	2,500	2,517,859
Series 2009-B, Class A4
2.65%, 1/15/15	4,755	4,817,925

		39,603,193

Autos - Floating Rate - 1.7%
Ford Credit Auto Owner Trust
Series 2007-B, Class A3B
0.573%, 11/15/11 (c)	1,422	1,420,842
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.303%, 4/20/13 (c)	3,000	2,944,775

Wheels SPV LLC
Series 2009-1, Class A
1.783%, 3/15/18 (a)(c)	4,994	5,054,532

		9,420,149

Credit Cards - Fixed Rate - 1.6%
BA Credit Card Trust
Series 2006-A16, Class A16
4.72%, 5/15/13	2,210	2,283,526
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	2,220	2,315,242
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/14	4,280	4,236,967

		8,835,735

Home Equity Loans - Fixed Rate - 1.3%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,332	1,037,527
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	961	814,855
Series 2004-1, Class AF2
2.645%, 4/25/34	40	40,003
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	1,101	370,500
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	699,199
Series 2005-CB4, Class AF2
4.751%, 8/25/35	1,381	1,315,574
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (a)	599	572,153
Series 2007-CB4, Class A2A
5.844%, 4/25/37	548	498,809
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (a)	1,712	1,487,057
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,068	133,862
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (d)(e)	13	132

Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (a)(f)	3,275	530,269

		7,499,940

Other ABS - Fixed Rate - 1.2%
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	2,275	2,308,782
Series 2009-A, Class A4
3.96%, 5/16/16	1,600	1,666,673
Nissan Auto Lease Trust
Series 2009-A, Class A3
2.92%, 12/15/11	2,500	2,545,785

		6,521,240

Credit Cards - Floating Rate - 0.4%
Chase Issuance Trust
Series 2007-A1, Class A1
0.253%, 3/15/13 (c)	2,405	2,395,313

Home Equity Loans - Floating Rate - 0.3%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.591%, 12/25/33 (c)	213	132,669
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.131%, 5/25/37 (c)	420	14,202
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.513%, 1/20/36 (c)	689	552,834
Home Equity Mortgage Trust
Series 2005-3, Class M1
0.771%, 11/25/35 (c)	277	275,708
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.431%, 6/25/37 (a)(c)	1,200	439,697
Lehman XS Trust
Series 2005-5N, Class M2
0.88%, 11/25/35 (c)	575	4,045
Novastar Home Loan Equity
Series 2007-2, Class M1
0.531%, 9/25/37 (c)	1,650	51,231
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(b)	353	338,909

		1,809,295

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.331%, 2/25/47 (a)(c)	635	6,350

Total Asset-Backed Securities (cost $82,612,333)		76,091,215

AGENCIES - 4.5%
Agency Debentures - 4.5%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	3,492	3,524,234
Citigroup, Inc. - FDIC Insured
1.875%, 5/07/12	8,999	9,046,884
Federal National Mortgage Association
3.25%, 2/10/10	5,500	5,517,094
The Goldman Sachs Group, Inc. - FDIC Insured
3.25%, 6/15/12	3,975	4,129,763
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	3,068	3,167,305

Total Agencies (cost $25,020,338)		25,385,280

CMOS - 2.5%
Non-Agency Floating Rate - 1.0%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.801%, 9/25/45 (c)	492	238,557
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.394%, 11/25/46 (c)	937	402,335
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
0.711%, 2/25/35 (c)	1,779	604,207
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.421%, 8/25/47 (c)	841	393,884
Lehman XS Trust
Series 2006-3, Class M1
0.681%, 3/25/36 (c)	988	1,016
Series 2007-2N, Class M1
0.571%, 2/25/37 (c)	1,401	5,464
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.551%, 10/25/28 (c)	1,260	1,035,411
Series 2004-A, Class A1
0.461%, 4/25/29 (c)	1,044	841,413

Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.88%, 2/25/42 (a)(c)	1,281	1,196,027
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.461%, 5/25/35 (c)	109	78,123
WaMu Mortgage Pass Through Certificates
Series 2006-AR11, Class 1A
1.504%, 9/25/46 (c)	945	540,685
Series 2006-AR4, Class 1A1B
1.484%, 5/25/46 (c)	625	228,488

		5,565,610

Non-Agency Fixed Rate - 0.7%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34	1,690	219,638
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	701	628,069
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	2,672	2,472,493
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (a)(f)	3,001	442,301

		3,762,501

Agency Fixed Rate - 0.5%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	1,170	1,187,583
Series 2006-50, Class PA
5.00%, 4/25/27	1,496	1,530,309
Government National Mortgage Association
Series 2006-51, Class IO
0.937%, 8/16/46 (f)	11,218	454,059

		3,171,951

Non-Agency ARMs - 0.2%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.203%, 2/25/36 (b)	1,679	976,315

Agency Floating Rate - 0.1%
Freddie Mac Reference REMIC
Series R008, Class FK
0.633%, 7/15/23 (c)	585	577,945

Total CMOs (cost $22,967,840)		14,054,322

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Floating Rate CMBS - 0.9%
Commercial Mortgage Pass-Through Certificates
Series 2007-FL14, Class C
0.533%, 6/15/22 (a)(c)	1,361	848,129
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.703%, 10/15/21 (a)(c)	2,000	944,067
Series 2007-TFLA, Class A2
0.353%, 2/15/22 (a)(c)	3,000	2,244,997
Morgan Stanley Capital I
Series 2005-XLF, Class G
0.604%, 8/15/19 (a)(c)	454	446,990
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.633%, 9/15/21 (a)(c)	1,300	397,675
Series 2007-WHL8, Class E
0.633%, 6/15/20 (a)(c)	1,000	287,551

		5,169,409

Non-Agency Fixed Rate CMBS - 0.8%
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,555,275
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	2,029	2,017,016

		4,572,291

Total Commercial Mortgage-Backed Securities (cost $13,613,089)		9,741,700

SHORT-TERM INVESTMENTS - 4.9%
Time Deposit - 2.0%
State Street Time Deposit
0.01%, 1/04/10	11,014	11,014,000

Treasury Bills - 1.9%
U.S. Treasury Bills
Zero Coupon, 3/25/10	10,500	10,498,718

Certificates of Deposit - 1.0%
Royal Bank of Canada NY
2.25%, 3/15/13	5,817	5,813,622

Total Short-Term Investments (cost $27,326,340)		27,326,340

Total Investments - 99.2% (cost $573,527,080) (g)		559,338,894
Other assets less liabilities - 0.8%		4,232,079

Net Assets - 100.0%		$563,570,973

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	712	March 2010	$154,763,387	$153,981,125	$(782,262)
Sold Contracts
U.S. T-Note 10 Yr Futures	181	March 2010	21,405,721	20,897,015	508,706
U.S. T-Note 5 Yr Futures	924	March 2010	107,430,710	105,689,719	1,740,991

					$1,467,435

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate market value of these securities amounted to $32,259,276 or 5.7% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2009.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2009, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/04/2007	$13,205	$132	0.0%

(e)	Fair valued.
(f)	IO - Interest Only
(g)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,505,250 and gross unrealized depreciation of investments was $(20,693,436), resulting in net unrealized depreciation of $(14,188,186).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2009, the fund’s total exposure to subprime investments was 2.98% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount equivalent to U.S. $668,940 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2009.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligation
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LP	-	Limited Partnership
REIT	-	Real Estate Investment Trust
REMIC	-	Real Estate Mortgage Investment Conduit

Sanford C. Bernstein Fund, Inc. - Short Duration Plus Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$164,625,954	$—	$164,625,954
Corporates - Investment Grades	—	146,744,944	—	146,744,944
Mortgage Pass-Thru’s	—	95,369,139	—	95,369,139
Asset-Backed Securities	—	60,254,390	15,836,825	76,091,215
Agencies	—	25,385,280	—	25,385,280
CMOs	—	3,749,896	10,304,426	14,054,322
Commercial Mortgage-Backed Securities	—	5,019,281	4,722,419	9,741,700
Short-Term Investments	—	27,326,340	—	27,326,340

Total Investments in Securities	—	528,475,224	30,863,670	559,338,894

Other Financial Instruments*:
Assets	2,249,697	—	—	2,249,697
Liabilities	(782,262)	—	—	(782,262)

Total	$1,467,435	$528,475,224	$30,863,670	$560,806,329

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Asset-Backed Securities	CMOs	Commercial Mortgage Backed Securities
Balance as of 9/30/09	$5,075,112	$16,238,197	$10,447,734	$1,949,321
Accrued discounts /premiums	—	843	(188)	(3)
Realized gain (loss)	—	(46,383)	(265)	—
Change in unrealized appreciation/depreciation	—	1,273,845	521,645	956,271
Net purchases (sales)	—	(1,629,677)	(664,500)	—
Net transfers in and/or out of Level 3	(5,075,112)	—	—	1,816,830

Balance as of 12/31/09	$—	$15,836,825	$10,304,426	$4,722,419

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$—	$1,234,751	$521,107	$956,270

Total
Balance as of 9/30/09	$33,710,364
Accrued discounts /premiums	652
Realized gain (loss)	(46,648)
Change in unrealized appreciation/depreciation	2,751,761
Net purchases (sales)	(2,294,177)
Net transfers in and/or out of Level 3	(3,258,282)

Balance as of 12/31/09	$30,863,670

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$2,712,128

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 61.4%
United States - 61.4%
U.S. Treasury Notes
0.75%, 11/30/11	$37,613	$37,367,650
1.375%, 9/15/12	34,000	33,840,608
1.75%, 8/15/12	31,758	31,963,919
2.625%, 5/31/10	8,414	8,497,156
5.00%, 2/15/11	8,000	8,384,064

Total Governments - Treasuries (cost $120,296,570)		120,053,397

MORTGAGE PASS-THRU’S - 15.0%
Agency Fixed Rate 30-Year - 8.8%
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37	40	42,227
Federal National Mortgage Association
6.50%, 12/01/38	1,659	1,778,659
Series 2006
6.50%, 11/01/36	1,575	1,690,593
Series 2007
6.50%, 10/01/37	6,445	6,916,207
Series 2008
6.00%, 5/01/38	1,010	1,071,804
6.50%, 12/01/28 - 12/01/37	2,869	3,090,162
Government National Mortgage Association
Series 2008
6.50%, 9/15/38	2,438	2,593,584

		17,183,236

Agency ARMs - 5.9%
Federal Home Loan Mortgage Corp.
Series 2005
4.774%, 5/01/35 (a)	542	563,805
Federal National Mortgage Association
Series 2003
4.786%, 12/01/33 (a)	1,523	1,599,715

Series 2005
4.545%, 2/01/35 (b)	963	987,596
5.334%, 1/01/36 (a)	855	892,082
Series 2006
3.008%, 1/01/36 (a)	1,763	1,809,978
5.66%, 7/01/36 (a)	1,181	1,245,748
Series 2007
4.377%, 11/01/35 (b)	832	866,464
5.53%, 2/01/37 (b)	1,377	1,444,913
Series 2009
4.784%, 7/01/38 (a)	2,110	2,203,570

		11,613,871

Agency Fixed Rate 15-Year - 0.3%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	48	52,719
Series 2001
6.00%, 11/01/16	362	388,270
Series 2002
8.00%, 8/01/16	107	114,589

		555,578

Total Mortgage Pass-Thru’s (cost $28,748,344)		29,352,685

AGENCIES - 8.8%
Agency Debentures - 8.8%
Bank of America Corp. - FDIC Insured
2.10%, 4/30/12	3,005	3,032,739
Citigroup, Inc. - FDIC Insured
2.875%, 12/09/11	2,775	2,858,247
Federal National Mortgage Association
3.25%, 2/10/10	7,700	7,723,932
Morgan Stanley - FDIC Insured
2.25%, 3/13/12	1,645	1,670,950
Wells Fargo & Co. - FDIC Insured
3.00%, 12/09/11	1,926	1,988,341

Total Agencies (cost $17,088,986)		17,274,209

CMOS - 0.7%
Agency Fixed Rate - 0.4%
Fannie Mae REMICS
Series 2005-86, Class WH
5.00%, 11/25/25	348	353,447
Series 2006-50, Class PA
5.00%, 4/25/27	444	454,415

		807,862

Non-Agency Floating Rate - 0.2%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
1.801%, 9/25/45 (b)	86	41,881

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.421%, 8/25/47 (b)	177	82,716
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
0.461%, 4/25/29 (b)	186	149,724

		274,321

Agency Floating Rate - 0.1%
Federal Home Loan Mortgage Corp.
Series T-72, Class A1
0.435%, 3/25/36 (b)	230	204,602

Total CMOs (cost $1,479,508)		1,286,785

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Non-Agency Fixed Rate CMBS - 0.4%
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49 (cost $867,108)	873	843,855

ASSET-BACKED SECURITIES - 0.1%
Autos - Fixed Rate - 0.1%
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A2
3.71%, 4/20/11	80	79,773

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	236	79,393

Autos - Floating Rate - 0.0%
World Omni Auto Receivables Trust
Series 2008-A, Class A2
1.233%, 3/15/11 (b)	30	29,535

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
0.591%, 12/25/33 (b)	32	20,161

Total Asset-Backed Securities (cost $377,427)		208,862

SHORT-TERM INVESTMENTS - 13.4%
Treasury Bills - 11.8%
U.S. Treasury Bills
Zero Coupon, 3/25/10	23,000	22,997,773

Time Deposit - 1.6%
State Street Time Deposit
0.01%, 1/04/10	3,107	3,107,000

Total Short-Term Investments (cost $26,104,773)		26,104,773

Total Investments - 99.8% (cost $194,962,716) (c)		195,124,566
Other assets less liabilities - 0.2%		359,598

Net Assets - 100.0%		$195,484,164

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(c)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $882,427 and gross unrealized depreciation of investments was $(720,577), resulting in net unrealized appreciation of $161,850.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2009, the fund’s total exposure to subprime investments was 0.11% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
REMIC	-	Real Estate Mortgage Investment Conduit

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Governments - Treasuries	$—	$120,053,397	$—	$120,053,397
Mortgage Pass-Thru’s	—	29,352,685	—	29,352,685
Agencies	—	17,274,209	—	17,274,209
CMOs	—	1,012,464	274,321	1,286,785
Commercial Mortgage-Backed Securities		843,855	—	843,855
Asset-Backed Securities	—	109,308	99,554	208,862
Short-Term Investments	—	26,104,773	—	26,104,773

Total Investments in Securities	—	194,750,691	373,875	195,124,566
Other Financial Instruments*	—	—	—	—

Total	$—	$194,750,691	$373,875	$195,124,566

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	CMOs	Asset-Backed Securities	Total
Balance as of 9/30/09	$255,989	$68,875	$324,864
Accrued discounts /premiums	(7)	—	(7)
Realized gain (loss)	(62)	1	(61)
Change in unrealized appreciation/depreciation	28,704	43,590	72,294
Net purchases (sales)	(10,303)	(12,912)	(23,215)
Net transfers in and/or out of Level 3			—

Balance as of 12/31/09	$274,321	$99,554	$373,875

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/09	$28,704	$43,590	$72,294

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 87.2%
Long-Term Municipal Bonds - 80.3%
California - 58.0%
California Dept Wtr Res Pwr
5.50%, 5/01/11	$3,270	$3,457,469
California Econ Recovery (California Econ Rec Spl Tax) Series A
5.25%, 7/01/12	2,000	2,179,780
Series B
5.00%, 7/01/23 (Prerefunded/ETM) (a)	1,000	1,054,160
California GO
5.00%, 2/01/11	3,000	3,125,010
5.25%, 2/01/11	1,320	1,378,502
California Hlth Fac Fin Auth (Stanford Hosp) Series A-3
3.45%, 11/15/40 (a)	1,500	1,515,780
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26 (a)	1,400	1,418,536
California Statewide CDA (California General Fund Obl) Series 2009
5.00%, 6/15/13	3,355	3,567,137
California Statewide CDA (Enloe Med Ctr) Series A
5.00%, 8/15/10	1,000	1,017,970
Industry CA GO Series 2009 B
4.00%, 7/01/11	1,720	1,796,970
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc) Series 2009A
5.25%, 4/01/11	1,405	1,450,634
Kern CA CCD COP AMBAC
5.00%, 1/01/25 (a)	3,190	3,221,868

LA Cnty CA Reg Pk & Open Space NPFGC Series A
5.00%, 10/01/10	4,000	4,136,280
Long Beach CA USD GO Series 2008A
5.00%, 8/01/11	1,625	1,734,395
Los Angeles CA USD GO
5.00%, 7/01/12	1,935	2,112,072
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles CA MTA Sales Tax)
5.00%, 7/01/11-7/01/12	4,965	5,338,690
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease) NPFGC-RE
5.00%, 9/01/10	680	695,477
M-S-R Pub Pwr Agy CA NPFGC
5.00%, 7/01/11	3,410	3,568,770
Northern CA Gas Auth (Morgan Stanley)
5.00%, 7/01/10	1,075	1,089,996
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
5.00%, 7/01/11	1,800	1,896,066
Port of Oakland CA NPFGC
5.00%, 11/01/10	2,325	2,368,919
Poway CA USD PFA Lease (Poway CA USD Lease) FSA
Zero Coupon, 12/01/39	1,880	1,873,213
San Diego Cnty CA Wtr Auth NPFGC Series 1991B
6.30%, 4/21/11 (b)	4,300	4,376,884
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) NPFGC
5.50%, 5/01/11	685	719,634
San Francisco City/Cnty CA GO Series 2009A
5.00%, 6/15/11	2,540	2,692,222
San Francisco City/Cnty CA Redev (San Francisco CA City/Cnty Redev Projs) NPFGC
5.00%, 8/01/10	2,725	2,790,836
San Joaquin Cnty CA Trnsp Auth
5.00%, 4/01/11	3,690	3,842,397
Santa Marg/Dana Pt ID #3,3A,4,4A CA NPFGC Series 1994
7.25%, 8/01/11	1,100	1,170,070

Vernon CA Elec Sys
5.00%, 8/01/11	1,600	1,678,608

		67,268,345

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE) Series B
5.125%, 7/01/35	159	112,629

Florida - 1.8%
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	155	97,720
Florida Hurricane Catastr Fd Fin Corp. NPFGC
5.00%, 7/01/11	1,400	1,469,202
Hammock Bay CDD FL Series B
5.375%, 5/01/11	50	49,406
Lake Ashton II CDD FL Series B
5.00%, 11/01/11 (c)	190	81,679
Live Oak CDD FL Series B
5.00%, 11/01/10	100	50,038
Paseo CDD FL
5.00%, 2/01/11 (d)	280	124,880
Series B
4.875%, 5/01/10 (d)	75	34,102
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (d)	190	91,645
Tern Bay CDD FL Series B
5.00%, 5/01/15 (c)(d)	105	33,600

		2,032,272

Georgia - 2.7%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) AMBAC Series 2006C-1
4.625%, 1/01/37 (a)	2,100	2,118,879
Series F
6.50%, 1/01/39 (a)	1,000	1,065,450

		3,184,329

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	132	133,560

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	141	127,962

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (a)(c)	190	95,000

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)(d)	200	41,374
Isabella Lakes CDD LA
6.00%, 8/01/22	200	131,112
Orange Grove CDD LA
5.30%, 11/01/21	135	94,773

		267,259

New Jersey - 3.9%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	4,200	4,562,712

Pennsylvania - 0.7%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28 (a)	800	837,640

Puerto Rico - 7.8%
Children’s Trust Fd Puerto Rico
5.75%, 7/01/12 (Prerefunded/ETM)	3,170	3,253,688
Puerto Rico GO FGIC
5.50%, 7/01/11	810	842,935
Puerto Rico Hwy & Trnsp Auth Series D
5.75%, 7/01/41 (Prerefunded/ETM)	1,355	1,511,231
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.50%, 7/01/10	920	931,371
Puerto Rico Sales Tax Fin Corp. Series 2009A
5.00%, 8/01/39 (a)	2,345	2,459,084

		8,998,309

Virginia - 0.5%
Amelia Cnty VA IDA (Waste Management, Inc.)
4.80%, 4/01/27 (a)	460	461,978
Broad Street CDA VA
7.125%, 6/01/15	123	119,016

		580,994

West Virginia - 0.6%
West Virginia EDA (Appalachian Power Company)
7.125%, 12/01/38 (a)	630	639,110

Wisconsin - 3.7%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	3,800	4,274,962

Total Long-Term Municipal Bonds (cost $92,773,875)		93,115,083

Short-Term Municipal Notes - 6.9%
California - 5.3%
California Dept Wtr Res Pwr Series F-2
0.20%, 5/01/20 (e)	1,900	1,900,000
California Ed Fac Auth (Chapman Univ)
0.21%, 10/01/26 (e)	1,300	1,300,000
Golden Empire Sch Fin Auth CA (Kern CA HSD Lease)
5.00%, 5/01/10	3,000	3,029,280

		6,229,280

Florida - 1.6%
Citizens Ppty Ins Corp. FL Series 2009A2
4.50%, 6/01/10	1,800	1,827,936

Total Short-Term Municipal Notes (cost $8,025,779)		8,057,216

Total Municipal Obligations (cost $100,799,654)		101,172,299

AGENCIES - 10.8%
Federal Home Loan Banks
2.25%, 4/13/12 (cost $12,549,057)	12,330	12,552,421

Total Investments - 98.0% (cost $113,348,712) (f)		113,724,720
Other assets less liabilities - 2.0%		2,287,620

Net Assets - 100.0%		$116,012,340

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,490,844 and gross unrealized depreciation of investments was $(1,114,836), resulting in net unrealized appreciation of $376,008.

As of December 31, 2009, the Portfolio held 25.3% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HSD	-	High School District
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
SSA	-	Special Service Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Muni Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$93,115,083	$—	$93,115,083
Short-Term Municipal Notes	—	8,057,216	—	8,057,216
Agencies	—	12,552,421	—	12,552,421

Total Investments in Securities	—	113,724,720	—	113,724,720
Other Financial Instruments*	—	—	—	—

Total	$—	$113,724,720	$—	$113,724,720

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.5%
Long-Term Municipal Bonds - 83.9%
New York -65.9%
Erie Cnty NY IDA (Buffalo NY SD) FSA Series A
5.00%, 5/01/11	$3,585	$3,764,178
Series A
5.00%, 5/01/12	3,300	3,549,711
Erie Cnty NY Tob Asset Sec
6.25%, 7/15/40 (Prerefunded/ETM)	5,250	5,465,880
Long Island Pwr Auth NY AMBAC
5.00%, 4/01/10	2,860	2,884,853
NPFGC
5.00%, 5/01/11	1,770	1,857,987
Metropolitan Trnsp Auth NY FGIC Series A
5.25%, 11/15/22 (Prerefunded/ETM)	1,830	1,987,362
Series 2008 A
4.00%, 11/15/10	3,530	3,634,417
Series A
5.25%, 7/01/28 (Prerefunded/ETM)	2,975	3,187,207
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/11	1,060	1,132,578
Nassau Cnty NY GO
4.00%, 5/01/11	2,625	2,731,129
FSA Series F
7.00%, 3/01/10	3,030	3,060,876
Series 2009 F
5.00%, 10/01/11	1,000	1,068,660
New York NY GO Series 2008J
5.00%, 8/01/11	2,650	2,824,079
Series C
5.00%, 8/01/11	9,190	9,793,691
Series I
5.00%, 8/01/10	2,400	2,462,856

New York NY Hlth & Hosp Corp. Series A
5.00%, 2/15/11	4,360	4,518,704
New York NY Trnsl Fin Auth
5.00%, 11/01/10 - 11/01/11	6,415	6,707,976
Series B
5.25%, 2/01/29 (a)	10,865	11,346,537
New York NY Trnsp Auth MTA/TBTA COP AMBAC Series A
5.625%, 1/01/13	1,260	1,274,969
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,132,184
New York St Dormitory Auth (Mt. Sinai Hlth)
5.00%, 7/01/11	75	75,432
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/11	2,130	2,241,633
NPFGC
5.50%, 3/15/11	3,595	3,807,824
NPFGC-RE
5.50%, 3/15/11	1,890	2,001,888
Series 2009 D
5.00%, 6/15/12	8,180	8,965,198
Series A
5.00%, 3/15/11	1,535	1,615,449
Series C
5.00%, 3/15/11	5,675	5,968,908
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.) NPFGC Series C
3.245%, 4/01/34 (b)(c)	2,325	2,325,209
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.75%, 6/15/11	90	96,888
NPFGC
6.00%, 6/15/11	4,730	5,065,499
New York St Envrn Fac Corp. (New York St SRF) Series C
7.20%, 3/15/11	5	5,023
New York St HFA MFHR (New York St HFA) Series B
4.05%, 11/01/10	375	375,701
New York St Loc Gov Asst Corp. Series A
5.00%, 4/01/11	4,320	4,563,086
Series C
5.00%, 4/01/11	5,440	5,735,664

New York St Mun Bond Bank (Rochester & Montgomery Cnty NY)
4.00%, 2/15/11	7,690	7,953,152
New York St Thruway Auth (New York St Thruway Auth Ded Tax) NPFGC
5.00%, 4/01/11	1,100	1,156,562
5.50%, 4/01/12	4,785	5,252,064
NPFGC Series H
5.00%, 1/01/11	3,900	4,062,552
Series A
5.00%, 4/01/11	5,000	5,257,100
New York St UDC FSA Series D
5.75%, 1/01/15 (Prerefunded/ETM)	1,390	1,464,254
New York St UDC (New York St Lease Corr & Youth Fac) Series A
5.50%, 1/01/17 (b)	4,000	4,174,960
Onondaga Cnty NY GO
4.00%, 3/01/11	2,645	2,755,958
Suffolk Cnty NY GO Series C
3.50%, 10/15/11	6,850	7,161,607
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) Series 2008
5.00%, 6/01/11	2,300	2,432,457
Series A-1
5.50%, 6/01/15	1,540	1,565,749
Series B-1C
5.50%, 6/01/14	2,800	2,803,332
Triborough Brdg & Tunl Auth NY Series 01A
5.00%, 1/01/32 (Prerefunded/ETM)	7,020	7,630,389
Troy NY IDA (Rensselaer Polytechnic Inst)
5.00%, 9/01/37 (b)	2,280	2,331,596

		173,230,968

Arizona - 0.3%
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (b)	675	676,026

California - 4.1%
California Statewide CDA (California General Fund Obl) Series 2009
5.00%, 6/15/13	3,600	3,827,628

Pasadena CA COP AMBAC Series 1993
5.35%, 2/01/14	6,750	7,092,968

		10,920,596

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE) Series B
5.125%, 7/01/35	277	196,216

Florida - 2.0%
Dupree Lakes CDD FL
5.00%, 11/01/10	50	37,759
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	205	129,242
Florida Hurricane Catastr Fd Fin Corp. NPFGC
5.00%, 7/01/11	2,860	3,001,370
Florida Rural Util Fin Comm Series B
4.00%, 11/01/11	1,395	1,397,009
Hammock Bay CDD FL Series B
5.375%, 5/01/11	55	54,346
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (d)(e)	255	90,482
New River CDD FL Series B
5.00%, 5/01/13 (d)(e)	265	97,997
Overoaks CDD FL Series 4B
5.125%, 5/01/09	220	98,956
Parkway Center CDD FL Series B
5.625%, 5/01/14	255	180,216
Paseo CDD FL Series B
4.875%, 5/01/10 (e)	480	218,256

		5,305,633

Georgia - 1.8%
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) Series F
6.50%, 1/01/39 (b)	4,365	4,650,689

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	253	255,336

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	193	175,153
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	100	84,924

		260,077

Louisiana - 0.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (d)(e)	270	55,855
Isabella Lakes CDD LA
6.00%, 8/01/22	255	167,168
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	130	121,075
Whispering Springs CDD LA
5.20%, 10/01/21	120	80,267

		424,365

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	40	19,789

New Jersey - 0.5%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	1,290	1,401,404

North Carolina - 1.3%
North Carolina Eastern Mun Pwr Agy Series A
5.50%, 1/01/11	3,400	3,536,714

Pennsylvania - 1.2%
Beaver Cnty PA IDA (Cleveland Electric Illum)
7.125%, 6/01/28 (b)	1,000	1,047,050
Pennsylvania Econ Dev Fin Auth (PPL Electric Utilities Corp.)
4.85%, 10/01/23 (b)	2,180	2,196,503

		3,243,553

Puerto Rico - 3.9%
Puerto Rico GO FGIC
5.50%, 7/01/11	2,935	3,054,337
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.50%, 7/01/10	950	961,742
Puerto Rico Pub Fin Corp. Series 2002 E
5.50%, 8/01/29 (Prerefunded/ETM)	1,065	1,163,140

Puerto Rico Sales Tax Fin Corp. Series 2009A
5.00%, 8/01/39 (b)	4,905	5,143,628

		10,322,847

Utah - 2.0%
Intermountain Pwr Agy UT Series 2009A
5.00%, 7/01/11	5,000	5,279,800

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	189	182,878

West Virginia - 0.3%
West Virginia EDA (Appalachian Power Company)
7.125%, 12/01/38 (b)	770	781,134

Total Long-Term Municipal Bonds (cost $218,987,965)		220,688,025

Short-Term Municipal Notes - 5.6%
New York - 4.5%
New York NY IDA Civic Fac (American Civil Liberties Union Fndtn)
0.20%, 6/01/35 (f)	2,300	2,300,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.22%, 12/01/35 (f)	1,000	1,000,000
New York St Dormitory Auth (Univ of Rochester) Series 2008
0.20%, 7/01/31 (f)	1,500	1,500,000
New York St Thruway Auth (New York St Thruway Gen Rev BANS)
4.00%, 7/15/11	6,555	6,851,876

		11,651,876

Florida - 1.1%
Citizens Ppty Ins Corp. FL Series 2009A2
4.50%, 6/01/10	2,920	2,965,318

Total Short-Term Municipal Notes (cost $14,506,277)		14,617,194

Total Municipal Obligations (cost $233,494,242)		235,305,219

AGENCIES - 9.0%
Federal Home Loan Banks
2.25%, 4/13/12 (cost $23,671,704)	23,375	23,796,662

Total Investments - 98.5% (cost $257,165,946) (g)		259,101,881
Other assets less liabilities - 1.5%		3,949,084

Net Assets - 100.0%		$263,050,965

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(b)	Variable rate coupon, rate shown as of December 31, 2009.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2009 and the aggregate market value of these securities amounted to $2,325,209 or 0.9% of net assets.
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,360,890 and gross unrealized depreciation of investments was $(1,424,955), resulting in net unrealized appreciation of $1,935,935.

As of December 31, 2009, the Portfolio held 20.2% of net assets in insured bonds (of this amount 6.5% represents the Portfolio's holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc. - Short Duration New York Muni Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$220,688,025	$—	$220,688,025
Short-Term Municipal Notes	—	14,617,194	—	14,617,194
Agencies	—	23,796,662	—	23,796,662

Total Investments in Securities	—	259,101,881	—	259,101,881
Other Financial Instruments*	—	—	—	—

Total	$—	$259,101,881	$—	$259,101,881

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.6%
Long-Term Municipal Bonds - 83.6%
Alabama - 0.2%
Alabama Pub Sch & Clg Auth Series 2009 A
Series 2009 A
5.00%, 5/01/12	$1,150	$1,246,887

Arizona - 3.8%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.25%, 2/01/42 (a)	955	850,743
Pima Cnty AZ GO
Series 2009
4.00%, 7/01/11	6,520	6,822,658
Salt River Proj Agric Imp & Pwr Dist AZ
Series 2002C
5.00%, 1/01/12	11,515	12,470,860

		20,144,261

California - 8.2%
California Econ Recovery (California Econ Rec Spl Tax)
Series B
5.00%, 7/01/23 (Prerefunded/ETM) (b)	9,300	9,803,688
California Econ Recovery (Prerefunded -US Govt Agencies)
Series B
5.00%, 7/01/23 (Prerefunded/ETM) (b)	1,000	1,067,320
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	7,485	7,958,276
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	9,275	9,746,263
San Diego Cnty CA Wtr Auth
NPFGC Series 1991B
6.30%, 4/21/11 (a)	15,100	15,369,988

		43,945,535

Colorado - 0.6%
Colorado HFA SFMR (Colorado HFA)
7.25%, 5/01/27	51	52,034
Denver City & Cnty Co. Exc Tax FSA Series A
5.00%, 9/01/10	2,890	2,978,492
Denver Co. Hlth & Hosp Auth Series A
5.00%, 12/01/10	405	409,593
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09	100	51,283

		3,491,402

Connecticut - 3.9%
Connecticut GO Series 2009 A
5.00%, 1/01/12	19,175	20,734,886

Delaware - 1.9%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE) Series B
5.125%, 7/01/35	553	391,723
Delaware Trnsp Auth NPFGC Series 2003
5.00%, 7/01/12	8,700	9,568,173

		9,959,896

District Of Columbia - 1.6%
District of Columbia GO FSA Series 1999B
5.50%, 6/01/10	1,495	1,525,827
FSA Series 2007 C
5.00%, 6/01/11	1,000	1,060,780
XLCA Series 2002 C
5.25%, 6/01/11	4,670	4,959,960
District of Columbia HFA SFMR (District of Columbia HFA) Series A
6.85%, 6/01/31	45	45,281
Metro Washington Arpt Auth VA AMBAC Series A
5.00%, 10/01/10	1,000	1,031,730

		8,623,578

Florida - 8.6%
Citizens Ppty Ins Corp. FL NPFGC
5.00%, 3/01/10	600	604,212
Series A-1
5.00%, 6/01/11	5,485	5,735,555

Dupree Lakes CDD FL
5.00%, 11/01/10	60	45,311
Florida Brd of Ed GO (Florida GO) Series 2005 C
5.00%, 6/01/12	5,000	5,464,850
Series B
5.00%, 1/01/12	4,000	4,316,320
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) Series B
5.00%, 7/01/10	1,880	1,921,116
Florida Dept Evnrn Protn Presv 2000 (Florida Documentary Stamp Tax) NPFGC-RE Series 2000A
5.75%, 7/01/12	7,515	7,756,457
Florida Hurricane Catastr Fd Fin Corp. NPFGC
5.00%, 7/01/11	5,845	6,133,918
Hammock Bay CDD FL Series B
5.375%, 5/01/11	60	59,287
Harbor Bay CDD FL Series B
6.35%, 5/01/10	110	99,759
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	150	82,561
Lee Cnty FL Sch Brd COP Series 2009 A
5.00%, 8/01/11	3,850	4,064,368
Live Oak CDD FL Series B
5.00%, 11/01/10 (c)	265	132,601
Overoaks CDD FL Series 4B
5.125%, 5/01/09	265	119,197
Palm Beach Cnty FL Sch Brd COP FGIC Series B
5.00%, 8/01/25 (b)	8,000	8,305,760
Parker Rd CDD FL Series B
5.35%, 5/01/15	520	320,055
Parkway Center CDD FL Series B
5.625%, 5/01/14	200	141,346
Paseo CDD FL Series B
4.875%, 5/01/10 (d)	945	429,691

Riverwood Estates CDD FL Series B
5.00%, 5/01/13 (c)(d)	540	135,000
Rolling Hills CDD FL Series B
5.125%, 11/01/13	115	80,906

		45,948,270

Georgia - 5.9%
Atlanta GA GO Series 2009A
4.00%, 7/01/11	1,595	1,650,283
Burke Cnty GA Dev Auth (Oglethorpe Power Corp.) AMBAC Series 2006C-1
4.625%, 1/01/37 (b)	6,350	6,407,086
Series F
6.50%, 1/01/39 (b)	3,300	3,515,985
Gainesville GA Redev Auth (Gainesville GA GO) Series 2009B
3.00%, 11/15/10	1,935	1,979,079
George l Smith II GA Wrld Cngrss Ctr Au NPFGC Series 2000
6.00%, 7/01/10	3,560	3,627,640
Georgia HFA SFMR (Georgia HFA)
4.875%, 12/01/15	25	25,163
Gwinnett Cnty GA SD GO Series 2007
5.00%, 2/01/10	1,540	1,545,113
Henry Cnty GA GO Series 2009
4.00%, 7/01/10	10,660	10,855,185
Whitfield Cnty GA SD GO Series 2009
5.00%, 4/01/11	1,905	2,009,508

		31,615,042

Guam - 0.1%
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	490	494,958

Illinois - 2.8%
Chicago IL GO FGIC
6.00%, 1/01/28 (Prerefunded/ETM)	4,045	4,198,103
Cortland IL SSA #10
5.125%, 3/01/14	229	207,824
Illinois GO FSA
5.00%, 9/01/10	4,235	4,359,001

Series 2007 B
5.00%, 1/01/12	3,290	3,515,826
Series 2009 A
4.00%, 9/01/11	2,405	2,512,816
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	153	129,934

		14,923,504

Indiana - 0.6%
Indianapolis IN Gas Util Series 2009A
4.00%, 6/01/10	2,000	2,027,380
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) NPFGC
4.15%, 8/01/10	1,325	1,331,201

		3,358,581

Iowa - 4.4%
Tobacco Settlement Auth IA
5.60%, 6/01/35 (Prerefunded/ETM)	21,685	23,290,991

Kentucky - 0.6%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 2/01/11	3,125	3,240,813

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22	515	337,614
Whispering Springs CDD LA
5.20%, 10/01/21	670	448,156

		785,770

Massachusetts - 2.1%
Massachusetts GO Series 2004C
5.25%, 1/01/17 (Prerefunded/ETM)	6,400	6,694,080
Series A
5.50%, 1/01/11	2,315	2,430,843
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series 2008
5.00%, 7/01/10	1,950	1,967,160

		11,092,083

Michigan - 4.2%
Detroit MI Swr Disp FSA
0.794%, 7/01/32 (a)	1,540	1,189,742
Michigan Bldg Auth (Michigan Lease Fac Prog) AMBAC Series 2005 I
5.00%, 10/15/29	4,785	4,991,234

Michigan GO
5.25%, 12/01/11	9,740	10,549,005
Michigan Trunk Line Spl Tax FSA Series 05B
5.00%, 9/01/11	5,190	5,486,193

		22,216,174

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn Series B
4.00%, 1/01/11	1,175	1,200,615

Missouri - 0.8%
St. Louis MO Arpt NPFGC Series 2001A
5.125%, 7/01/22 (Prerefunded/ETM)	4,045	4,313,507

Nevada - 0.2%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	85	42,052
Nevada GO Series 2009 B
5.00%, 5/01/11	1,000	1,051,880

		1,093,932

New Jersey - 3.8%
New Jersey COP (New Jersey COP Equip Purchase) Series 2004 A
5.00%, 6/15/11	4,600	4,847,020
Series 2008
5.00%, 6/15/11	2,200	2,318,140
New Jersey Trnsp Corp. COP AMBAC Series B
5.50%, 9/15/10	7,295	7,547,480
Tobacco Settlement Mgmt Auth SC
5.00%, 6/01/13 (Prerefunded/ETM)	4,980	5,459,225

		20,171,865

New York - 7.3%
Erie Cnty NY Tob Asset Sec
6.50%, 7/15/24 (Prerefunded/ETM)	5,890	6,139,913
New York NY GO Series 2008J
5.00%, 8/01/11	1,670	1,779,702
Series C
5.00%, 8/01/11	3,495	3,724,587
New York NY Trnsl Fin Auth Series A-1
5.00%, 11/01/10	1,115	1,158,418
Series B
5.25%, 2/01/29 (e)	7,930	8,281,458

New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	6,905	7,567,811
New York St HFA MFHR (New York St HFA)
Series B
4.05%, 11/01/10	1,505	1,507,814
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008
5.00%, 6/01/11	8,250	8,725,117

		38,884,820

North Carolina - 2.2%
Mecklenburg Cnty NC Pub Fac Corp. COP (Mecklenburg Cnty NC Lease)
Series 2009
5.00%, 3/01/12	4,365	4,739,779
North Carolina Eastern Mun Pwr Agy
Series A
5.50%, 1/01/11	1,550	1,612,325
North Carolina GO
5.00%, 10/01/10	5,090	5,267,285

		11,619,389

Ohio - 0.9%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	1,250	1,312,913
Ohio HFA SFMR
3.30%, 9/01/30	785	782,488
Ohio Turnpike Comm (Ohio Turnpike)
FSA Series 2001B
5.50%, 2/15/12	2,400	2,609,448

		4,704,849

Oregon - 0.5%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2009C
5.00%, 4/01/11	1,470	1,547,645
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
3.20%, 7/01/33	1,200	1,195,020

		2,742,665

Pennsylvania - 4.2%
Allegheny Cnty PA Hosp Dev Auth
Series 2000
9.25%, 11/15/30 (Prerefunded/ETM)	7,835	8,582,459

Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys)
Series 2008A
5.00%, 9/01/11	5,600	5,902,624
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series A
5.00%, 11/15/10	1,020	1,024,366
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (b)	1,245	1,245,510
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	325	294,509
Philadelphia PA Parking Auth
Series 2008
5.00%, 9/01/10	3,240	3,295,404
Pittsburgh PA GO
Series 2008A-1
5.00%, 9/01/10	2,270	2,309,112

		22,653,984

Puerto Rico - 3.4%
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
Series 2008
5.00%, 12/01/10	5,875	6,041,968
Puerto Rico Pub Fin Corp. (Puerto Rico Appropriation)
FGIC Series A
5.25%, 8/01/31 (b)	1,500	1,526,985
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.00%, 8/01/39 (b)	10,145	10,638,554

		18,207,507

Texas - 4.7%
Austin TX Utils Sys
FSA
5.00%, 11/15/10	4,000	4,154,320
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H-1
5.00%, 1/01/43 (b)	4,735	4,912,279
San Antonio TX Elec & Gas
Series 2000A
5.75%, 2/01/14 (Prerefunded/ETM)	2,455	2,464,255
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,900	2,081,355

Texas Mun Gas Acq & Supply Corp. II (JP Morgan Chase)
Series 2007A
0.57%, 9/15/10 (a)	1,270	1,261,745
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
5.00%, 8/15/42 (b)	5,665	5,803,056
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/11	2,850	3,006,009
Titus Cnty TX Fresh Wtr (Southwestern Electric Power Co.)
4.50%, 7/01/11	1,470	1,503,751

		25,186,770

Utah - 0.9%
Intermountain Pwr Agy UT
Series 2009A
5.00%, 7/01/11	4,545	4,799,338

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15	349	337,696

Washington - 2.4%
Washington St COP
NPFGC Series 2004 D
4.00%, 7/01/11	1,215	1,265,872
Washington St GO
Series 2009 B
5.00%, 1/01/12	4,820	5,215,096
Series 2009 C
5.00%, 1/01/12	5,765	6,237,557

		12,718,525

Wisconsin - 2.4%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Prerefunded/ETM)	2,210	2,466,625
6.375%, 6/01/32 (Prerefunded/ETM)	9,005	10,130,535

		12,597,160

Total Long-Term Municipal Bonds (cost $443,838,625)		446,345,253

Short-Term Municipal Notes - 6.0%
Colorado - 3.6%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 2/01/34 - 9/01/35 (f)	4,300	4,300,000
0.23%, 5/01/38 (f)	1,400	1,400,000
0.26%, 9/01/37 - 5/01/38 (f)	5,400	5,400,000
Series A-5
0.23%, 4/01/34 (f)	1,365	1,365,000
Series A-9
0.26%, 9/01/36 (f)	1,000	1,000,000

Colorado Edl & Cultural Facs Auth (YMCA)
Series 2008
0.26%, 10/01/38 (f)	5,900	5,900,000

		19,365,000

Florida - 0.8%
Jacksonville FL Hlth Facs Auth (Baptist Hospitals)
0.26%, 8/15/27 (f)	1,615	1,615,000
Saranac Lake NY GO (Glenridge on Palmer Ranch)
Series 2006
0.32%, 6/01/36 (f)	2,400	2,400,000

		4,015,000

Minnesota - 0.5%
Mankato MN GO
Series 1997
0.25%, 5/01/27 (f)	2,800	2,800,000

Mississippi - 0.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 C
0.20%, 12/01/30 (f)	800	800,000

New York - 0.7%
New York NY Trnsl Fin Auth
0.22%, 5/01/28 (f)	600	600,000
Series B
0.20%, 2/01/31 (f)	1,100	1,100,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.22%, 12/01/35 (f)	2,300	2,300,000

		4,000,000

North Carolina - 0.2%
North Carolina Med Care Comm (Randolph Hosp)
Series 2007
0.26%, 10/01/37 (f)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $31,980,000)		31,980,000

Total Municipal Obligations (cost $475,818,625)		478,325,253

AGENCIES - 8.6%
Federal Home Loan Banks 2.25%, 4/13/12 (cost $45,908,902)	45,340	46,157,888

Total Investments - 98.2% (cost $521,727,527) (g)		524,483,141
Other assets less liabilities - 1.8%		9,402,040

Net Assets - 100.0%		$533,885,181

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(b)	Variable rate coupon, rate shown as of December 31, 2009.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,849,840 and gross unrealized depreciation of investments was $(3,094,226), resulting in net unrealized appreciation of $2,755,614.

As of December 31, 2009, the Portfolio held 22.9% of net assets in insured bonds (of this amount 7.0% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
UPMC	-	University of Pittsburgh Medical Center
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Short Duration Diversified Municipal Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$446,345,253	$—	$446,345,253
Short-Term Municipal Notes	—	31,980,000	—	31,980,000
Agencies	—	46,157,888	—	46,157,888

Total Investments in Securities	—	524,483,141	—	524,483,141
Other Financial Instruments*	—	—	—	—

Total	$—	$524,483,141	$—	$524,483,141

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts,which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.1%
California - 86.1%
Antelope Valley CA UHSD GO NPFGC Series A
5.375%, 8/01/19	$1,000	$1,056,080
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP) NPFGC Series B
5.50%, 1/01/16	2,380	2,429,909
Azusa CA USD GO FSA
5.00%, 7/01/24	2,320	2,397,117
Bay Area Infra Fin Auth (California St Acceleration Nts) NPFGC-RE
5.00%, 8/01/17	32,350	32,799,989
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	43,662,741
Series 2006 F
5.00%, 4/01/20	5,185	5,548,106
Series F
5.00%, 4/01/12	2,910	3,153,218
California Dept Wtr Res Cen Vy FGIC
5.25%, 12/01/18	4,935	5,351,415
5.25%, 12/01/18 (Prerefunded/ETM)	65	74,266
NPFGC
5.00%, 12/01/16	7,340	8,174,411
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,410	27,526,594
6.00%, 5/01/13	2,760	3,085,542
AMBAC Series A
5.50%, 5/01/13	6,190	6,849,606
FSA
5.00%, 5/01/17	21,050	23,990,264
California Dept Wtr Res Wtr FSA Series W
5.25%, 12/01/22 (Prerefunded/ETM)	260	281,752
NPFGC
5.00%, 12/01/16 (Prerefunded/ETM)	60	69,890

California Econ Recovery NPFGC
5.25%, 7/01/13 (Prerefunded/ETM)	7,935	9,078,751
Series A
5.00%, 7/01/12 (Prerefunded/ETM)	1,390	1,534,866
5.25%, 7/01/14 (Prerefunded/ETM)	825	963,815
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,625	11,820,100
NPFGC
5.00%, 7/01/15	4,390	4,811,967
NPFGC Series A
5.00%, 7/01/12	1,590	1,723,274
5.25%, 7/01/13	8,420	9,367,082
Series A
5.00%, 7/01/18-7/01/20	33,000	35,047,530
5.25%, 1/01/11-7/01/14	10,325	11,246,145
California Fed Highway Grant NPFGC-RE Series A
5.00%, 2/01/12-2/01/14	33,625	37,347,534
California GO
5.00%, 2/01/12-9/01/12	5,640	6,044,558
5.25%, 10/01/20	14,110	14,649,844
5.25%, 9/01/18-9/01/20 (Prerefunded/ETM)	465	479,652
AMBAC
6.00%, 2/01/17	5,470	6,177,216
FSA
5.00%, 5/01/12- 8/01/16	12,480	13,691,517
NPFGC
5.00%, 3/01/16-8/01/24	985	1,063,246
California Hlth Fac Fin Auth (Catholic Healthcare West) Series I
5.125%, 7/01/22	3,790	3,834,191
California Hlth Fac Fin Auth (Stanford Hosp) Series A-3
3.45%, 11/15/40 (a)	2,895	2,925,455
California Infra & Eco Dev Bk (Pacific Gas & Electric Company)
3.75%, 11/01/26 (a)	8,670	8,784,791
California Infra & Eco Dev Bk (Workers Comp Spl Assmt) AMBAC
5.00%, 10/01/15	1,030	1,130,528
California Poll Cntl Fin Auth (USA Waste Svcs)
4.00%, 6/01/18 (a)	1,000	1,000,260
4.50%, 6/01/18 (a)	2,500	2,499,600

California Pub Wks Brd (CA Lease Dept Corr St Prisons) AMBAC Series A
5.00%, 12/01/19	2,630	2,616,403
California Pub Wks Brd (CA Lease State Univ Sys) NPFGC-RE
5.00%, 10/01/14	3,740	3,996,153
California Pub Wks Brd (Univ of California Lease) NPFGC-RE
5.00%, 9/01/16	1,525	1,695,983
NPFGC-RE Series E
5.00%, 6/01/15	3,030	3,400,751
Series 2009E
5.00%, 4/01/23	1,950	2,059,103
Series E
5.00%, 4/01/21 - 4/01/22	10,825	11,540,577
California Spl Dist Assn COP FSA Series Z
5.50%, 8/01/17 (Prerefunded/ETM)	1,000	1,104,270
California State Univ AMBAC Series B
5.00%, 11/01/14	3,575	4,035,496
NPFGC-RE Series A
5.00%, 11/01/24	1,570	1,611,385
California Statewide CDA (California General Fund Obl) Series 2009
5.00%, 6/15/13	35,125	37,345,954
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	1,025	1,037,895
California Statewide CDA (Redlands Cmnty Hospital) RADIAN Series A
5.00%, 4/01/12-4/01/13	3,485	3,564,581
California Statewide CDA (Southern California Edison) XLCA Series B
4.10%, 4/01/28 (a)	14,055	14,310,239
California Statewide CDA COP AMBAC
5.60%, 10/01/11 (Prerefunded/ETM)	28,500	29,947,800
Chaffey CCD CA GO NPFGC Series B
5.00%, 6/01/25	1,440	1,493,698
Coati-Rohnert Pk USD CA GO NPFGC-RE
5.00%, 8/01/20	2,020	2,051,310

Compton CA CRA (Compton CA Tax Alloc) AMBAC Series A
5.00%, 8/01/11	3,395	3,448,641
Culver City CA Redev Agy (Culver City CA Redev Proj Area) AMBAC
5.50%, 11/01/14	1,020	1,050,773
NPFGC
5.50%, 11/01/18	1,000	1,024,230
NPFGC Series A
5.50%, 11/01/17	1,270	1,302,423
Dinuba CA Redev Agy Tax Alloc
4.40%, 10/01/11	3,350	3,358,241
Fremont CA Pub Fin Auth (Fremont CA Spl Assmt) Series A
3.75%, 9/02/11	1,130	1,112,688
Gateway CA USD GO NPFGC Series A
5.00%, 8/01/24	1,230	1,248,413
Gilroy CA USD GO NPFGC-RE
5.25%, 8/01/20	1,900	1,995,627
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Prerefunded/ETM)	16,765	19,056,608
6.25%, 6/01/33 (Prerefunded/ETM)	25,130	28,103,884
6.75%, 6/01/39 (Prerefunded/ETM)	12,205	14,327,083
AMBAC Series B
5.00%, 6/01/38 (Prerefunded/ETM)	3,450	3,850,269
Series B
5.50%, 6/01/43 (Prerefunded/ETM)	10,240	11,597,312
Golden St Tobacco Sec CA (California Tobacco Sec/St App) AMBAC Series A
5.00%, 6/01/20	10,970	10,686,535
Grossmont-Cuyamaca CCD CA GO
5.25%, 8/01/17	1,150	1,334,161
Industry CA GO
5.00%, 7/01/17	3,655	4,020,902
Inland Valley CA Dev Agy (Inland Valley CA Dev Agy Tax Alloc)
5.25%, 4/01/12-4/01/13	4,730	4,864,608
5.50%, 4/01/14	1,320	1,372,985
Kern CA HSD GO
7.10%, 8/01/11 (Prerefunded/ETM)	1,000	1,103,040
NPFGC Series A
6.30%, 2/01/11	1,000	1,033,980

LA Cnty CA Reg Pk & Open Space NPFGC Series A
5.00%, 10/01/14-10/01/15	13,735	15,763,059
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Prerefunded/ETM)	705	820,528
5.90%, 9/01/24 (Prerefunded/ETM)	1,100	1,301,773
Loma Linda CA Hosp (Loma Linda Univ Med Ctr) Series A
5.00%, 12/01/13-12/01/14	7,505	7,435,980
Long Beach CA Bond Fin Auth (Long Beach CA Lease Civic Ctr) NPFGC Series A
5.00%, 10/01/17	3,130	3,130,970
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety) AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,713,063
Long Beach CA USD GO Series 2008A
5.00%, 8/01/18	9,845	11,053,966
Series A
5.00%, 8/01/15-8/01/16	7,850	8,897,008
Los Angeles CA Dept Arpts (Los Angeles International Airport) Series A
5.25%, 5/15/23-5/15/24	15,955	17,113,397
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series A
5.00%, 5/15/13	4,000	4,293,360
5.50%, 5/15/14-5/15/17	14,490	15,657,595
Los Angeles CA Dept W&P Pwr FSA Series A
5.25%, 7/01/18	2,040	2,136,900
NPFGC Series A
5.375%, 7/01/18	5,000	5,224,100
Los Angeles CA Dept W&P Wtr NPFGC Series B
5.00%, 7/01/12	2,260	2,485,525
Los Angeles CA GO NPFGC Series A
5.00%, 9/01/16	3,240	3,512,711
Los Angeles CA Santn Equip Fee FSA Series A
5.25%, 2/01/19-2/01/20 (Prerefunded/ETM)	8,355	8,797,147
Los Angeles CA USD GO AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,628,478

AMBAC Series B
5.00%, 7/01/12	2,330	2,543,218
AMBAC Series E
5.00%, 7/01/15	3,090	3,456,814
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,171,982
FSA Series 1997F
5.00%, 7/01/15	1,200	1,299,144
FSA Series 2004H
5.00%, 7/01/14 (Prerefunded/ETM)	1,435	1,660,898
FSA Series A
5.00%, 7/01/22 (Prerefunded/ETM)	4,900	5,564,440
5.25%, 7/01/20 (Prerefunded/ETM)	1,470	1,681,886
FSA Series B
5.00%, 7/01/16	10,190	11,434,097
NPFGC
5.75%, 7/01/15	5,000	5,783,800
NPFGC Series A
5.00%, 7/01/11	2,200	2,329,492
5.25%, 7/01/12-7/01/14	10,150	11,198,985
5.50%, 7/01/15	4,630	5,064,988
NPFGC Series A-2
5.00%, 7/01/20	11,000	11,631,290
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles CA Mta Sales Tax) AMBAC Series A
5.00%, 7/01/15	1,335	1,515,358
FSA Series A
5.00%, 7/01/14-7/01/15	10,075	11,394,320
NPFGC-RE Series A
5.00%, 10/01/12	9,420	9,660,210
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease) NPFGC Series A
5.00%, 12/01/11	3,605	3,784,421
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	21,879,019
Mammoth CA USD GO NPFGC
Zero Coupon, 8/01/21	1,100	545,380
Zero Coupon, 8/01/22	1,000	463,190
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,772,300
NPFGC Series B-3
5.00%, 10/01/18	3,410	3,718,298
Series A
5.75%, 7/01/21	2,045	2,396,311
5.75%, 7/01/21 (Prerefunded/ETM)	1,615	1,926,679

Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 6/01/12	2,830	2,798,162
Mount San Antonio CA CCD GO NPFGC Series A
5.00%, 8/01/14	5,610	6,048,421
M-S-R Pub Pwr Agy CA NPFGC
5.00%, 7/01/12-7/01/13	4,715	5,137,134
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1) NPFGC Series A
5.00%, 7/01/17	2,685	2,701,701
Oakland CA USD GO NPFGC
5.00%, 8/01/11-8/01/13	7,070	7,416,196
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease) NPFGC
5.00%, 7/01/11-7/01/13	21,070	22,786,879
Orange Cnty CA Santn COP Series 2009A
5.00%, 2/01/20	1,890	2,103,967
Series A
5.00%, 2/01/18-2/01/19	9,155	10,270,881
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Prerefunded/ETM)	1,000	1,411,830
Pomona CA Pub Fin Auth AMBAC
5.00%, 2/01/11 (Prerefunded/ETM)	1,255	1,317,374
Pomona CA Pub Fin Auth (Pomona CA Merged Redev) AMBAC
5.00%, 2/01/11	380	388,337
Rancho CA Wtr Dist Fin Auth FSA Series A
5.50%, 8/01/12	1,075	1,154,163
Rancho Santiago CA CCD GO FSA
5.00%, 9/01/25	2,275	2,387,795
Sacramento CA Fin Auth FSA Series A
5.375%, 12/01/18 (Prerefunded/ETM)	1,440	1,627,315
Sacramento CA Fin Auth (Sacramento CA Lease) Series B
5.40%, 11/01/20	2,000	2,101,120

Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl County Santn Dist CA) AMBAC
5.50%, 12/01/21	1,175	1,372,153
Series A
5.60%, 12/01/16	3,055	3,061,690
Salinas CA Pub Fin Auth AD
5.25%, 9/02/11	310	317,883
San Bernardino Cnty CA COP (San Bernrdno Cnty COP Detention Ctr) NPFGC Series A
5.25%, 11/01/17	7,495	7,644,975
San Diego CA Pub Fac Fin Auth (San Diego CA Swr) Series 2009 B
5.00%, 5/15/18	20,615	22,696,909
San Diego CA Pub Fac Fin Auth Swr (San Diego CA Swr)
5.00%, 5/15/21	8,520	9,193,080
San Diego CA USD GO FGIC Series D
5.25%, 7/01/25	2,170	2,380,338
San Diego Cnty CA COP AMBAC
5.00%, 2/01/15	2,000	2,248,820
San Diego Cnty CA Wtr Auth FSA Series 2008A
5.00%, 5/01/19	2,680	2,907,398
San Diego Cnty CA Wtr Auth COP FSA Series 2008 A
5.00%, 5/01/24	4,860	5,133,812
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/16	26,210	28,518,780
San Francisco City/Cnty CA Arpt Commn (San Francisco Intl Airport) FSA Series 15A
5.00%, 5/01/18	1,505	1,509,334
Series 34E
5.00%, 5/01/16	1,345	1,391,268
San Francisco City/Cnty CA Pub Util Wtr NPFGC
5.25%, 10/01/14	5,245	5,799,029
San Jose CA Redev Agy NPFGC
6.00%, 8/01/15 (Prerefunded/ETM)	330	400,597
San Jose CA Redev Agy (San Jose CA Redev Merged Proj) NPFGC
6.00%, 8/01/15	670	728,618

San Mateo Cnty CA CCD GO NPFGC-RE Series A
5.375%, 9/01/20	1,140	1,212,094
San Ramon Vly USD CA GO FSA
5.25%, 8/01/20	1,000	1,082,940
Santa Clara CA Redev Agy (Bayshore North Proj) NPFGC
5.00%, 6/01/15	1,000	1,004,450
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc) NPFGC
5.375%, 9/01/17	560	568,042
Southern CA Tob Stlmnt Series B
6.00%, 6/01/43 (Prerefunded/ETM)	9,180	10,299,685
Tahoe Truckee CA USD GO NPFGC
5.50%, 8/01/19	1,185	1,352,464
Univ of California FSA Series J
5.00%, 5/15/16	6,330	7,099,665
NPFGC Series K
5.00%, 5/15/13 - 5/15/15	14,040	15,934,265
Series 2009 Q
5.25%, 5/15/22	3,510	3,908,315
Vernon CA Elec Sys Series 2009A
5.00%, 8/01/12	16,150	17,294,389
Walnut CA Pub Fin Auth (Walnut Impt Proj) AMBAC
5.375%, 9/01/20	2,075	2,115,629

		1,075,046,800

Arizona - 0.2%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	500	464,885
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (a)	1,445	1,447,196

		1,912,081

Colorado - 0.0%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series D
7.75%, 11/15/13	320	355,558

Florida - 3.2%
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	765	788,157
Chapel Creek FL CDD
5.20%, 5/01/11 (b)(c)	1,590	684,384
Citizens Ppty Ins Corp. FL Series 2009A1
6.00%, 6/01/16	13,000	13,747,760
Concorde Estates CDD FL Series 04B
5.00%, 5/01/11 (b)(c)	520	166,691
Dupree Lakes CDD FL
5.00%, 11/01/10	250	188,795
Durbin Crossing CDD FL Series B-2
4.875%, 11/01/10	1,700	1,341,946
Fiddlers Creek CDD #2 FL Series B
5.75%, 5/01/13 (b)(c)	635	283,534
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) NPFGC
5.00%, 7/01/13	6,760	7,406,121
Florida Turnpike Auth (Florida Turnpike) NPFGC-RE
5.00%, 7/01/14	3,040	3,418,328
Lake Ashton II CDD FL Series B
4.875%, 11/01/10	340	254,708
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	1,100	826,914
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,270,808
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport) Series 2009A
5.75%, 10/01/21	1,055	1,143,240
New River CDD FL Series B
5.00%, 5/01/13 (b)(c)	1,735	641,603
Parker Rd CDD FL Series B
5.35%, 5/01/15	2,060	1,267,909
Paseo CDD FL
5.00%, 2/01/11 (c)	665	296,590

Series B
4.875%, 5/01/10 (c)	670	304,649
The Quarry CDD FL
5.25%, 5/01/16	1,545	1,251,419
Rolling Hills CDD FL Series B
5.125%, 11/01/13	410	288,447
Shingle Creek FL CDD
5.75%, 5/01/15 (b)(c)	2,375	931,427
Six Mile Creek CDD FL
5.50%, 5/01/17	1,050	471,681
Sterling Hill CDD FL Series B
5.50%, 11/01/10	170	160,460
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (c)	3,435	1,656,838
Tern Bay CDD FL Series B
5.00%, 5/01/15 (b)(c)	1,015	324,800
Venetian CDD FL Series B
5.95%, 5/01/12	120	111,919
Waterford Estates CDD FL
5.125%, 5/01/13 (b)(c)	1,000	310,210

		40,539,338

Guam - 0.4%
Guam Wtrworks Auth COP
5.00%, 7/01/12 (Prerefunded/ETM)	1,270	1,295,844
5.18%, 7/01/15 (Prerefunded/ETM)	1,997	2,019,116
5.50%, 7/01/16 (Prerefunded/ETM)	1,500	1,517,655

		4,832,615

Illinois - 0.2%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,399,440
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	599	508,695

		2,908,135

Indiana - 0.1%
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (a)(b)	3,100	1,550,000

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	3,200	661,984

Nevada - 1.1%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,705,864
NPFGC
5.50%, 6/15/12	7,165	7,862,226
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.30%, 8/01/11	1,910	1,906,791
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	315	155,840

		13,630,721

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy Series 2009 SER B
5.00%, 1/01/16	2,375	2,623,900
Series C
5.30%, 1/01/15	3,580	3,843,166

		6,467,066

Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.) Series A
5.00%, 2/01/13	10,350	11,049,660
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A
7.00%, 8/01/21	2,500	2,400,525

		13,450,185

Pennsylvania - 0.6%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	7,750	6,897,810

Puerto Rico - 4.1%
Puerto Rico Elec Pwr Auth Series W
5.50%, 7/01/17	3,940	4,255,555
Puerto Rico GO FGIC
5.25%, 7/01/10	2,000	2,022,320
Series A
5.00%, 7/01/30 (a)	3,230	3,311,073
Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,035	1,074,144
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy& Trnsp Spl Tax) AMBAC Series A
5.50%, 7/01/10	195	197,410

Puerto Rico Mun Fin Agy (Puerto Rico GO) Series A
5.00%, 8/01/10	3,915	3,960,805
Puerto Rico Pub Bldgs Auth Series C
5.50%, 7/01/12 (Prerefunded/ETM)	5	5,559
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,550	2,713,608
Series C
5.25%, 7/01/11	1,015	1,052,606
5.50%, 7/01/12	1,135	1,199,127
Puerto Rico Pub Fin Corp. (Puerto Rico Lease) Series A
5.75%, 8/01/27 (a)	8,365	8,597,380
Puerto Rico Sales Tax Fin Corp. Series 2009A
5.00%, 8/01/39 (a)	21,970	23,038,840

		51,428,427

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	1,628	623,459

Texas - 0.2%
Dallas Fort Worth TX Intl Arpt Series A
5.00%, 11/01/21	1,180	1,249,030
El Paso Cnty TX GO NPFGC
5.00%, 2/15/16	1,435	1,613,658

		2,862,688

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	1,124	1,087,594
Celebrate Virginia North CDA VA Series B
6.25%, 3/01/18	1,155	1,041,879

		2,129,473

Total Long-Term Municipal Bonds (cost $1,203,581,306)		1,225,296,340

Short-Term Municipal Notes - 0.4%
California - 0.4%
California Dept Wtr Res Pwr Series F-2
0.20%, 5/01/20 (d)	1,400	1,400,000
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.21%, 12/01/31 (d)	2,600	2,600,000
California Infra & Eco Dev Bk (Pacific Gas & Electric Company) Series 2009D
0.18%, 12/01/16 (d)	400	400,000

Total Short-Term Municipal Notes (cost $4,400,000)		4,400,000

Total Investments - 98.5% (cost $1,207,981,306) (e)		1,229,696,340
Other assets less liabilities - 1.5%		19,178,144

Net Assets - 100.0%		$1,248,874,484

(a)	Variable rate coupon, rate shown as of December 31, 2009.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,711,524 and gross unrealized depreciation of investments was $(20,996,490), resulting in net unrealized appreciation of $21,715,034.

As of December 31, 2009, the Portfolio held 46.2% of net assets in insured bonds (of this amount 11.4% represents the Portfolio's holding in prerefunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HSD	-	High School District
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SSA	-	Special Services Area
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,225,296,340	$—	$1,225,296,340
Short-Term Municipal Notes	—	4,400,000	—	4,400,000

Total Investments in Securities	—	1,229,696,340	—	1,229,696,340
Other Financial Instruments*	—	—	—	—

Total	$—	$1,229,696,340	$—	$1,229,696,340

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 93.7%
New York - 73.3%
Albany Cnty NY GO NPFGC-RE
5.00%, 10/01/12	$605	$628,389
Erie Cnty NY IDA (Buffalo NY SD) FSA
5.00%, 5/01/14	1,120	1,243,144
5.75%, 5/01/24	1,520	1,636,964
FSA Series A
5.00%, 5/01/16	1,210	1,339,506
Long Island Pwr Auth NY NPFGC Series D
5.00%, 9/01/12	10,115	11,043,254
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,590	38,320,353
Metropolitan Trnsp Auth NY AMBAC Series A
5.50%, 11/15/18	5,325	5,717,080
AMBAC Series B
5.00%, 7/01/20 (Prerefunded/ETM)	535	535,562
AMBAC Series B-1
5.00%, 7/01/18 (Prerefunded/ETM)	1,000	1,085,910
NPFGC Series E
5.00%, 11/15/10	10,150	10,547,778
Series B
5.00%, 11/15/16-11/15/17	6,645	7,374,328
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax) FSA Series A
5.25%, 11/15/12	7,425	8,209,822
NPFGC Series A
5.00%, 11/15/11	1,865	1,999,839
5.25%, 11/15/13	2,660	2,988,882
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	14,668,715

Nassau Cnty NY GO AMBAC Series A
5.50%, 7/01/10	1,120	1,147,317
6.00%, 7/01/11	1,000	1,074,500
NPFGC
5.40%, 1/15/10	1,090	1,091,341
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,262,120
Series 2009 F
5.00%, 10/01/11	1,335	1,426,661
Nassau Cnty NY IDA (No. Shore L.I. Jewish Obl Grp)
5.625%, 11/01/10	140	143,961
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax) AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,163,647
AMBAC Series B
5.00%, 11/15/14	3,595	4,017,592
AMBAC Series H
5.25%, 11/15/13	1,745	1,984,466
New York Bridge Auth
5.00%, 1/01/17	4,575	4,760,928
New York NY GO
5.00%, 4/01/11-8/15/16	30,450	33,505,062
5.25%, 9/01/14-9/01/16	23,140	26,180,946
5.50%, 8/01/13	8,055	8,964,007
FSA
5.25%, 8/01/12-8/01/14	13,615	15,027,182
NPFGC
5.00%, 8/01/16	2,350	2,569,208
5.75%, 8/01/11	7,570	8,155,691
NPFGC-RE
5.00%, 8/01/13	2,750	3,063,995
Series 04G
5.00%, 8/01/12	3,910	4,267,100
Series 4B
5.00%, 8/01/10	1,125	1,154,464
Series A
5.25%, 8/01/17	5,705	6,194,717
Series B
5.00%, 8/01/10	2,615	2,683,487
Series C
5.00%, 1/01/16	4,410	4,923,236
5.50%, 8/01/14-9/15/19	6,970	7,671,364
5.50%, 9/15/19 (Prerefunded/ETM)	900	1,044,279
Series E
5.00%, 8/01/16	5,500	6,147,900

Series F
5.25%, 8/01/16	3,335	3,499,616
Series G
5.00%, 8/01/10-8/01/11	2,540	2,646,023
Series H
5.00%, 8/01/11	1,080	1,150,945
Series I
5.00%, 8/01/10-8/01/14	7,965	8,434,801
XLCA
6.50%, 5/15/17 (Prerefunded/ETM)	2,740	2,829,077
New York NY Hlth & Hosp Corp.
5.00%, 2/15/14	10,215	11,089,404
AMBAC
5.00%, 2/15/10	9,475	9,519,059
New York NY IDA
5.75%, 11/01/12 (Prerefunded/ETM)	1,655	1,746,257
New York NY IDA (Magen David Yeshivah) ACA
4.99%, 6/15/13	4,395	4,328,460
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19 - 6/15/22	40,390	44,306,516
5.50%, 6/15/17	2,460	2,620,933
New York NY Trnsl Fin Auth
5.00%, 11/01/11-11/01/15	65,070	73,446,854
5.25%, 8/01/14-2/01/21	5,930	6,451,676
5.50%, 2/01/17-2/15/17	5,555	5,907,447
AMBAC
5.25%, 8/01/20	2,155	2,318,845
5.25%, 8/01/20 (Prerefunded/ETM)	845	941,812
FSA
5.25%, 2/01/14	7,800	8,754,174
NPFGC
5.25%, 2/01/20	6,425	7,005,435
5.375%, 2/01/14	3,610	4,011,576
NPFGC Series E
5.25%, 2/01/21	2,000	2,173,860
NPFGC-RE
5.00%, 11/01/13	18,405	20,926,669
5.50%, 11/01/13	7,075	7,998,005
Series 02A
5.50%, 11/01/26	17,885	19,194,003
Series B
5.25%, 2/01/29 (a)	17,980	18,776,874
Series C
5.25%, 2/01/13	5,010	5,618,014
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	26,074,723

New York St Dormitory Auth
5.375%, 7/01/19 (Prerefunded/ETM)	1,400	1,557,710
FGIC
5.50%, 7/01/17-7/01/20 (Prerefunded/ETM)	2,640	2,836,020
FSA
5.75%, 8/15/11-2/15/12 (Prerefunded/ETM)	1,040	1,075,006
5.875%, 2/15/13 (Prerefunded/ETM)	100	103,442
NPFGC
5.20%, 2/15/16 (Prerefunded/ETM)	1,000	1,095,510
New York St Dormitory Auth (Aids Long-Term Hlth Care Loan Pool)
5.00%, 11/01/11	3,875	4,004,696
New York St Dormitory Auth (Brookdale Hospital Med Ctr) NPFGC
5.20%, 2/15/14	1,140	1,144,811
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	12,888,774
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,058,910
New York St Dormitory Auth (Mt. Sinai Hlth)
5.00%, 7/01/11	2,780	2,796,013
New York St Dormitory Auth (New York Medical College) NPFGC
5.25%, 7/01/11	1,085	1,091,271
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/10-2/15/16	29,155	32,042,938
FSA
5.00%, 2/15/16	3,830	4,225,294
5.75%, 8/15/11	5	5,125
NPFGC
5.00%, 8/15/17	480	480,235
NPFGC Series 1998D
5.25%, 2/15/13	110	110,650
New York St Dormitory Auth (New York St Lease Secured Hosp)
3.875%, 2/15/12	1,000	1,034,310
4.00%, 2/15/13-8/15/15	9,035	9,458,406
New York St Dormitory Auth (New York St Lease SUNY) Series B
5.25%, 11/15/23 (b)	4,960	5,396,530
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12-3/15/18	78,800	88,893,587

AMBAC
5.00%, 3/15/15	1,650	1,869,384
FSA
5.00%, 3/15/13	2,525	2,815,274
NPFGC-RE
5.50%, 3/15/14	4,750	5,287,937
Series 2008 A
5.00%, 3/15/20	4,750	5,256,967
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	10,479,876
Series G
5.00%, 3/15/17-3/15/18	15,885	18,055,398
New York St Dormitory Auth (New York Univ) NPFGC
5.00%, 7/01/11	1,815	1,919,326
5.75%, 7/01/12	1,540	1,711,125
NPFGC Series A
6.00%, 7/01/18	1,000	1,191,080
New York St Dormitory Auth (NYU Hosp Center)
5.00%, 7/01/10	1,000	1,008,410
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth) AMBAC Series A
5.25%, 7/01/18	1,000	1,026,850
AMBAC Series B
5.25%, 7/01/19	1,325	1,357,290
New York St Dormitory Auth (Wyckoff Heights Medical Ctr) NPFGC
5.20%, 2/15/16	5,820	5,844,619
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.) NPFGC Series C
3.245%, 4/01/34 (b)(c)	17,725	17,726,595
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	30,070	32,587,833
5.75%, 6/15/11	745	802,015
Series 2009 A
5.25%, 6/15/24	7,300	8,256,738
New York St Envrn Fac Corp. (New York St Pers Income Tax) NPFGC-RE
5.00%, 12/15/23	1,060	1,135,037
New York St Envrn Fac Corp. (New York St SRF)
4.95%, 6/15/10	1,730	1,733,200
5.20%, 12/15/15	225	225,459
5.375%, 11/15/18	1,485	1,558,968

5.875%, 7/15/20	4,560	4,611,710
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (d)(e)	1,980	5,940
New York St Loc Gov Asst Corp.
5.00%, 4/01/14-4/01/20	49,980	56,593,416
FSA
5.00%, 4/01/13	4,230	4,737,177
New York St Mortgage Agy Sfhr (New York St Mortgage Agy)
4.50%, 4/01/23	2,850	2,885,226
New York St Pwr Auth NPFGC
5.00%, 11/15/16	6,180	7,093,466
New York St Thruway Auth FSA Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	895	1,022,484
New York St Thruway Auth (New York St Lease Thruway Svc) NPFGC
5.10%, 4/01/10	1,050	1,061,403
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,412,377
AMBAC
5.00%, 3/15/15	10,170	11,522,203
FSA
5.00%, 3/15/14-3/15/15	8,840	9,994,921
FSA Series 2005A
5.00%, 3/15/18	1,035	1,133,791
New York St Thruway Auth (New York St Thruway Au Ded Tax)
5.00%, 4/01/17	21,620	24,442,923
AMBAC
5.00%, 1/01/13-1/01/14	12,285	13,496,731
5.25%, 4/01/11-4/01/14	20,665	22,561,174
FSA
5.00%, 4/01/12	1,415	1,540,822
FSA Series 5B
5.00%, 4/01/14	64,440	72,728,273
FSA Series B
5.00%, 4/01/15	15,785	17,842,259
NPFGC
5.00%, 4/01/24	1,060	1,117,251
5.25%, 4/01/12-4/01/14	13,930	15,593,821
NPFGC Series C
5.25%, 4/01/11	4,625	4,877,016
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,025	30,116,334

New York St UDC (New York St Lease UDC Svc Cont)
5.00%, 1/01/19	3,525	3,840,029
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,320,196
AMBAC
5.00%, 12/15/20	6,265	6,803,539
Niagara Falls NY Bridge Comm FGIC
6.30%, 10/01/12 (Prerefunded/ETM)	4,670	5,341,779
Onondaga Cnty NY GO
5.70%, 4/01/11	770	820,366
5.70%, 4/01/11 (Prerefunded/ETM)	1,830	1,951,347
Port Authority of NY & NJ NPFGC-RE
5.125%, 11/15/15	1,355	1,370,975
Series CONS 143rd
5.00%, 10/01/17	6,370	6,707,355
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/11	4,485	4,743,291
5.50%, 6/01/15-6/01/16	16,755	17,499,902
Series 2008
5.00%, 6/01/12	8,000	8,725,760
Series A-1
5.50%, 6/01/15	3,820	3,883,870
Series B-1C
5.50%, 6/01/14	16,645	16,664,808
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,615	2,790,414
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/11-1/01/20	50,010	56,260,042
5.25%, 11/15/12-1/01/17	19,480	21,697,353
5.50%, 1/01/12-1/01/17 (Prerefunded/ETM)	15,195	17,038,822
NPFGC
5.125%, 1/01/18 (Prerefunded/ETM)	8,165	8,350,345
5.25%, 11/15/15	3,145	3,637,633
Triborough Brdg & Tunl Auth NY (New York St Lease NYC Convention Ctr)
6.00%, 1/01/11	1,490	1,569,909
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	882,004

Yonkers NY GO NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,499,455

		1,371,674,286

Alabama - 0.7%
Alabama Pub Sch & Clg Auth Series B
5.00%, 5/01/18	11,055	12,301,451

Arizona - 0.1%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	675	627,594
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (b)	2,190	2,193,329

		2,820,923

California - 4.4%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009A
5.25%, 7/01/21	5,000	5,350,700
Series A
5.00%, 7/01/18-7/01/20	27,975	29,863,714
California Statewide CDA (California General Fund Obl) Series 2009
5.00%, 6/15/13	26,250	27,909,787
San Diego Cnty CA Wtr Auth NPFGC Series 1991B
6.30%, 4/21/11 (f)	17,500	17,812,900
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) Series 2009 E
5.00%, 5/01/21	1,245	1,317,148

		82,254,249

Colorado - 0.1%
Denver Co. City & Cnty Arpt (Denver Intl Airport) Series D
7.75%, 11/15/13	635	705,561
Todd Creek Farms Met Dist #1 Co.
5.60%, 12/01/14 (e)	2,765	1,407,579

		2,113,140

Florida - 3.1%
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	1,180	1,215,719

Citizens Ppty Ins Corp. FL Series 2009A1
6.00%, 6/01/16	32,615	34,491,015
Concorde Estates CDD FL Series 04B
5.00%, 5/01/11 (d)(e)	690	221,186
Dupree Lakes CDD FL
5.00%, 11/01/10	345	260,537
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	3,145	1,982,765
Series B-2
4.875%, 11/01/10	2,145	1,693,220
Fiddlers Creek CDD #2 FL Series B
5.75%, 5/01/13 (d)(e)	950	424,184
Hammock Bay CDD FL Series B
5.375%, 5/01/11	60	59,287
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	955	525,642
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	230	172,900
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (d)(e)	1,710	606,759
Live Oak CDD FL Series B
5.00%, 11/01/10 (d)	750	375,285
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,122,361
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Arpt)
5.75%, 10/01/20	1,435	1,558,539
Midtown Miami CDD FL Series 04A
6.00%, 5/01/24	1,350	1,197,720
Overoaks CDD FL Series 4B
5.125%, 5/01/09	875	393,575
Parkway Center CDD FL Series B
5.625%, 5/01/14	2,045	1,445,263
Paseo CDD FL
5.00%, 2/01/11 (e)	860	383,560

Polk Cnty FL SD Sales Tax FSA
5.00%, 10/01/16	2,665	2,914,604
The Quarry CDD FL
5.25%, 5/01/16	1,950	1,579,461
Six Mile Creek CDD FL
5.50%, 5/01/17	1,285	577,248
Sterling Hill CDD FL Series B
5.50%, 11/01/10	170	160,460
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (e)	4,300	2,074,062
Tern Bay CDD FL Series B
5.00%, 5/01/15 (d)(e)	1,475	472,000
Venetian CDD FL Series B
5.95%, 5/01/12	180	167,879
Verano CDD FL Series B
5.00%, 11/01/13	1,755	949,297

		59,024,528

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase) Series A
5.00%, 3/15/17	6,975	7,260,696
Guam - 0.3%
Guam Wtrworks Auth
5.00%, 7/01/11	2,160	2,189,613
Guam Wtrworks Auth COP
5.18%, 7/01/15 (Prerefunded/ETM)	2,677	2,706,558

		4,896,171

Illinois - 0.3%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,695	1,006,287
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17	1,307	750,950
Cortland IL SSA #10
5.125%, 3/01/14	3,215	2,917,709
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	786	667,503

		5,342,449

Indiana - 0.7%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	11,056,388
South Bend IN Econ Dev (One Michiana Square Proj)
1.00%, 10/01/09 (b)(d)	3,110	1,555,000

		12,611,388

Louisiana - 0.2%
Isabella Lakes CDD LA
6.00%, 8/01/22	1,515	993,173
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14	1,280	1,192,128
Whispering Springs CDD LA
5.20%, 10/01/21	1,500	1,003,335

		3,188,636

Nevada - 0.8%
Clark Cnty NV Arpt FSA Series C 2009
5.00%, 7/01/23	7,345	7,830,431
Clark Cnty NV SD GO Series B
5.00%, 6/15/17	3,620	3,985,439
Henderson NV LID #T-16 (Henderson NV Lid# T-16 Falls)
4.625%, 3/01/12	535	276,772
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.00%, 6/01/10	1,845	1,830,369
5.35%, 6/01/12	1,360	1,295,536

		15,218,547

New Jersey - 0.5%
Tobacco Settlement Auth NJ
5.75%, 6/01/32 (Prerefunded/ETM)	8,030	8,723,471

North Carolina - 0.5%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,630,819
5.375%, 1/01/10-1/01/17	4,745	4,877,439
North Carolina Mun Pwr Agy #1 Series A
5.25%, 1/01/17	2,290	2,594,043

		9,102,301

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC) Series A
7.00%, 8/01/21	1,395	1,339,493

Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32 (b)	4,830	5,336,570

		6,676,063

Pennsylvania - 1.4%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 07A
5.00%, 11/15/17	9,845	8,762,444
Philadelphia PA Parking Auth
5.00%, 9/01/16-9/01/21	14,925	15,521,158
5.25%, 9/01/23	2,075	2,160,822

		26,444,424

Puerto Rico - 5.5%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,462,300
5.50%, 7/01/16-7/01/19	13,000	13,948,954
NPFGC
5.50%, 7/01/16	3,695	4,013,287
Puerto Rico GO
5.00%, 7/01/13	4,980	5,254,946
5.25%, 7/01/14	1,295	1,370,136
Puerto Rico Govt Dev Bank
5.00%, 12/01/11-12/01/14	12,460	12,974,189
Series B
5.00%, 12/01/13	4,410	4,631,118
Puerto Rico Pub Bldgs Auth
5.25%, 7/01/11 (Prerefunded/ETM)	5	5,341
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28 (b)	1,000	1,025,100
5.75%, 7/01/15	4,245	4,517,359
Series C
5.25%, 7/01/11	1,780	1,845,949
Puerto Rico Pub Fin Corp. (Puerto Rico Lease) Series A
5.75%, 8/01/27 (b)	1,405	1,444,031
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	24,848,905
Series 2009A
5.00%, 8/01/39 (b)	11,300	11,849,745
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,069,739

		102,261,099

South Carolina - 0.0%
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	1,159	443,851

Tennessee - 0.9%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	17,524,599

Virginia - 0.2%
Broad Street CDA VA
7.125%, 6/01/15	1,686	1,631,390
Celebrate Virginia North CDA VA Series B
6.25%, 3/01/18	1,617	1,458,631

		3,090,021

Total Long-Term Municipal Bonds (cost $1,702,765,203)		1,752,972,293

Short-Term Municipal Notes - 3.7%
New York - 3.7%
New York NY GO
0.20%, 8/01/15 (g)	1,300	1,300,000
New York NY Trnsl Fin Auth
0.22%, 11/01/22 - 5/01/28 (b)	4,060	4,060,000
Series 02-Subserv 3E
0.20%, 8/01/31 (b)	3,300	3,300,000
Series B
0.20%, 2/01/31 (g)	7,200	7,200,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.22%, 12/01/35 (g)	1,475	1,475,000
New York St Thruway Auth (New York St Thruway Gen Rev BANS)
4.00%, 7/15/11	48,785	50,994,473

		68,329,473

Alaska - 0.0%
Valdez AK Marine Terminal (Bp Amoco) Series 03A
0.18%, 6/01/37 (g)	500	500,000

Colorado - 0.0%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) Series A-5
0.23%, 4/01/34 (g)	300	300,000

Total Short-Term Municipal Notes (cost $68,502,411)		69,129,473

Total Municipal Obligations (cost $1,771,267,614)		1,822,101,766

AGENCIES - 1.3%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $24,101,041)	24,000	24,024,720

Total Investments - 98.7% (cost $1,795,368,655) (h)		1,846,126,486
Other assets less liabilities - 1.3%		24,948,331

Net Assets - 100.0%		$1,871,074,817

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(b)	Variable rate coupon, rate shown as of December 31, 2009.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2009 and the aggregate market value of these securities amounted to $17,726,595 or 0.9% of net assets.
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,196,847 and gross unrealized depreciation of investments was $(23,439,016), resulting in net unrealized appreciation of $50,757,831.

As of December 31, 2009, the Portfolio held 29.4% of net assets in insured bonds (of this amount 4.6% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AMBAC	-	Ambac Assurance Corporation
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	Financial Security Assurance Inc.
ID	-	General Obligation
IDA	-	Improvement District
LID	-	Industrial Development Authority/Agency
SD	-	Local Improvement District
SRF	-	School District
SSA	-	State Revolving Fund
XLCA	-	Special Services Area
FSA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. – New York Municipal Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,752,972,293	$—	$1,752,972,293
Short-Term Municipal Notes	—	69,129,473	—	69,129,473
Agencies		24,024,720		24,024,720

Total Investments in Securities	—	1,846,126,486	—	1,846,126,486
Other Financial Instruments*	—	—	—	—

Total	$—	$1,846,126,486	$—	$1,846,126,486

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 95.3%
Alabama - 2.4%
Alabama Pub Sch & Clg Auth Series 2009 A
5.00%, 5/01/16-5/01/17	$86,830	$96,749,555
Jefferson Cnty AL Lt Sch Wts Series A
5.25%, 1/01/11	1,700	1,549,941
Jefferson Cnty AL Swr FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	7,725	8,350,957
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	12,105	13,181,619
FGIC Series D
5.00%, 2/01/42 (Prerefunded/ETM)	5,900	6,424,746
FSA Series B8
5.25%, 2/01/10	2,100	2,097,501

		128,354,319

Arizona - 1.7%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.25%, 2/01/42 (a)	18,025	16,057,211
Arizona School Fac Brd COP
5.00%, 1/01/13	1,315	1,466,896
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,933,752
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,849,574
Arizona Trans Brd Fed Hwy Grant Series 2009A
5.00%, 7/01/15	16,810	19,276,699
Arizona Trnsp Brd Highway
5.00%, 7/01/14-7/01/16	18,305	21,093,847
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts) Series B
6.25%, 12/01/20	1,660	1,488,920

Mesa AZ IDA NPFGC Series A
5.625%, 1/01/29 (Prerefunded/ETM)	2,000	2,020,000
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax) AMBAC
5.00%, 7/01/10-7/01/14	7,835	8,521,633
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater) NPFGC
5.00%, 7/01/14	5,000	5,622,250
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,550	2,358,163
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	1,525	1,417,899
Salt Verde Fin Corp. Gas (Citigroup, Inc.) Series 2007
5.25%, 12/01/21	1,430	1,396,552
Vistancia CFD AZ GO
5.55%, 7/15/10	500	505,830
Watson Road CFD AZ
4.85%, 7/01/10	1,207	1,203,886
Yavapai Cnty AZ IDA (Waste Management, Inc.) Series 2007A
4.25%, 3/01/28 (b)	4,190	4,196,369

		92,409,481

California - 4.9%
California Econ Recovery (California Econ Rec Spl Tax) Series 2009 A
5.00%, 7/01/19	16,765	17,805,436
Series A
5.00%, 7/01/20	5,650	5,977,982
5.25%, 1/01/11-7/01/12	14,430	15,676,167
California GO
5.00%, 2/01/11-5/01/17	92,400	100,059,023
6.00%, 2/01/11	15,760	16,592,601
Series 2008
5.00%, 4/01/18	5,000	5,282,900
California Statewide CDA (California General Fund Obl) Series 2009
5.00%, 6/15/13	60,075	63,873,542
Fremont CA USD GO FSA Series B
5.00%, 8/01/27	1,000	1,041,350

Fresno CA USD GO NPFGC Series A
6.00%, 2/01/20	3,255	3,568,815
Golden St Tobacco Sec CA FGIC
5.50%, 6/01/33 (Prerefunded/ETM)	5,000	5,662,750
Sacramento CA Fin Auth (Sacramento CA Lease) Series B
5.40%, 11/01/20	1,000	1,050,560
Sacramento CA Mun Util Dist NPFGC Series G
6.50%, 9/01/13	1,035	1,134,877
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport) Series 2009 E
5.25%, 5/01/22-5/01/23	10,295	11,015,019
Vernon CA Elec Sys Series A
5.25%, 8/01/14	12,110	13,254,274

		261,995,296

Colorado - 1.9%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	310	245,235
Colorado DOT NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,619,280
NPFGC-RE Series B
5.00%, 12/15/13	9,200	10,461,964
Denver Co. City & Cnty Arpt (Denver Intl Airport) FSA Series A3
5.00%, 11/15/32 (b)	10,655	11,176,562
Series A-1
5.00%, 11/15/11-11/15/12	37,960	40,193,970
5.25%, 11/15/13	11,235	12,055,829
Mun Subdist No Co. Wtr Dist (U.S. Government Securities) AMBAC Series J
5.00%, 12/01/13	7,295	8,115,469
PV Wtr & San Met Dist Co. Series 06
Zero Coupon, 12/15/17 (c)	13,168	6,829,320
Todd Creek Farms Met Dist #1 Co.
4.75%, 12/01/09	2,185	1,120,533

		99,818,162

Connecticut - 0.3%
Connecticut Res Rec Auth (Mid-Connecticut Sys Proj) NPFGC Series A
5.375%, 11/15/10	925	926,730
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax) FSA Series B
5.375%, 10/01/10-10/01/13	11,180	11,775,616
Univ of Connecticut Student Fee NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,307,779

		16,010,125

Delaware - 0.1%
Delaware Trnsp Auth NPFGC
5.00%, 7/01/11	3,680	3,921,482

District Of Columbia - 0.7%
District of Columbia GO FSA Series C
5.00%, 6/01/14	5,790	6,500,259
District of Columbia HFA SFMR (District of Columbia HFA) Series A
6.25%, 12/01/28	500	501,790
District of Columbia Wtr & Swr (Dist of Columbia Wtr & Swr) FSA
6.00%, 10/01/16	1,635	1,957,406
Metro Washington Arpt Auth VA NPFGC Series 2005 A
5.25%, 10/01/15	5,000	5,456,350
Series 2008A
5.50%, 10/01/14	4,140	4,601,320
Series A
5.50%, 10/01/12-10/01/18	16,315	17,479,848

		36,496,973

Florida - 9.2%
Beacon Tradeport CDD FL Series B
7.125%, 5/01/22	2,410	2,482,951
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	1,100	1,052,205
Brevard Cnty FL Sch Brd AMBAC
5.00%, 7/01/26 (Prerefunded/ETM)	5,000	5,510,700
Broward Cnty FL Arpt Sys NPFGC Series E
5.25%, 10/01/10	2,065	2,079,352

Broward Cnty FL Sch Brd COP NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,835,220
Chapel Creek FL CDD Series B
5.25%, 5/01/15 (c)(d)	3,660	1,663,873
Citizens Ppty Ins Corp. FL NPFGC Series A
5.00%, 3/01/14-3/01/16	103,100	104,277,080
Series A-1
5.00%, 6/01/11	46,820	48,958,738
Collier Cnty FL Sch Brd COP FSA
5.00%, 2/15/16	5,000	5,449,250
Dade Cnty FL SD GO NPFGC Series 94
5.00%, 8/01/12	8,060	8,675,139
Dupree Lakes CDD FL
5.00%, 11/01/10	205	154,812
Durbin Crossing CDD FL Series 1
5.25%, 11/01/15	1,500	945,675
Fishhawk CDD #2 FL Series B
5.00%, 5/01/12	2,130	1,668,493
Florida Brd of Ed GO
9.125%, 6/01/14 (Prerefunded/ETM)	150	191,901
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	790	894,311
NPFGC-RE Series G
5.25%, 6/01/11	2,125	2,262,190
Series A
5.00%, 6/01/12-1/01/16	44,370	49,714,833
Series B
5.00%, 1/01/12-1/01/16	18,220	20,009,024
Series D
5.00%, 6/01/12	4,610	5,038,592
Florida Brd of Ed Lottery NPFGC Series 2002C
5.00%, 1/01/17	3,740	3,989,645
NPFGC Series C
5.25%, 1/01/11	4,600	4,748,902
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax) AMBAC
5.00%, 7/01/15	4,825	5,304,653
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	13,290,130

NPFGC Series B
5.00%, 7/01/15	6,095	6,700,904
NPFGC-RE Series A
5.00%, 7/01/18	3,435	3,622,723
Florida GO Series 2009 B
5.00%, 7/01/17	3,245	3,670,290
Florida Hurricane Catastr Fd Fin Corp. Series 2008A
5.00%, 7/01/13	20,000	21,736,000
Series A
5.00%, 7/01/11	32,320	33,917,578
Florida Turnpike Auth (Florida Turnpike) FSA Series A
5.00%, 7/01/12	6,375	6,945,244
NPFGC-RE Series A
5.00%, 7/01/11	1,020	1,081,598
Hammock Bay CDD FL Series B
5.375%, 5/01/11	60	59,287
Harbor Bay CDD FL Series B
6.35%, 5/01/10	965	875,158
Heritage Plantation CDD FL Series B
5.10%, 11/01/13	3,545	1,951,203
Jacksonville FL Elec Auth Series 2009 G
5.00%, 10/01/19	2,695	2,892,409
Series 2009B
5.00%, 10/01/15	5,780	6,253,151
Lake Ashton II CDD FL Series B
4.875%, 11/01/10	945	707,937
5.00%, 11/01/11 (d)	6,810	2,927,551
Lakewood Ranch Stwdshp Dist FL Series B
5.00%, 5/01/13	500	375,870
Landmark at Doral CDD FL Series B
5.20%, 5/01/15 (c)(d)	4,535	1,609,154
Live Oak CDD FL Series B
5.00%, 11/01/10 (d)	3,235	1,618,729
Main Str CDD FL Series B
6.90%, 5/01/17	10,000	8,889,900

Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	6,613,728
Miami-Dade Cnty FL SD GO NPFGC
5.00%, 2/15/13	3,325	3,605,231
NPFGC Series 1996
4.75%, 7/15/10	11,215	11,460,384
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,673,716
Midtown Miami CDD FL Series 04A
6.00%, 5/01/24	4,090	3,628,648
Miromar Lakes CDD FL Series 00A
7.25%, 5/01/12	1,690	1,624,259
Orange Cnty FL Sales Tax NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,952,713
Overoaks CDD FL Series 4B
5.125%, 5/01/09	2,365	1,063,777
Parkway Center CDD FL Series B
5.625%, 5/01/14	4,395	3,106,078
Paseo CDD FL
5.00%, 2/01/11 (c)	2,015	898,690
Series B
4.875%, 5/01/10 (c)	4,180	1,900,646
The Quarry CDD FL
5.25%, 5/01/16	780	631,784
Riverwood Estates CDD FL Series B
5.00%, 5/01/13 (c)(d)	1,960	490,000
Sarasota Cnty FL Util Sys NPFGC-RE Series C
5.25%, 10/01/21	2,000	2,064,580
Shingle Creek FL CDD
5.75%, 5/01/15 (c)(d)	3,865	1,515,776
South Bay CDD FL Series 05B-2
5.375%, 5/01/13 (c)(d)	2,900	897,956
Series B-1
5.125%, 11/01/09 (d)	1,070	322,006
Stoneybrook CDD FL Series B
5.45%, 11/01/15 (c)	7,075	3,412,555

Sunrise FL Util Sys AMBAC
5.50%, 10/01/13	2,445	2,683,901
Sweetwater Creek CDD FL Series B-1
5.30%, 5/01/17	990	644,262
Series B-2
5.125%, 5/01/13	2,935	1,963,574
Tampa FL Occuptl License Tax NPFGC-RE Series A
5.375%, 10/01/17-10/01/18	8,110	8,645,914
Tampa FL Wtr & Swr Sys Series A
5.25%, 10/01/18	1,160	1,213,186
Tampa Hillsboro Cnty FL Expwy Auth AMBAC
5.00%, 7/01/12	8,575	9,163,502
Tern Bay CDD FL Series B
5.00%, 5/01/15 (c)(d)	2,570	822,400
Venetian CDD FL Series B
5.95%, 5/01/12	230	214,512
Verano CDD FL Series B
5.00%, 11/01/12-11/01/13	4,780	2,784,393
Villages of Westport CDD FL Series 05A
5.125%, 5/01/15	1,605	1,299,954
Waterford Estates CDD FL
5.125%, 5/01/13 (c)(d)	2,000	620,420
Waterset North CDD FL Series B
6.55%, 11/01/15	7,015	4,310,788
Westchester CDD FL
6.00%, 5/01/23	4,290	3,282,794

		491,544,482

Georgia - 2.3%
Gainesville GA Redev Auth (Gainesville GA GO) Series 2009B
5.00%, 11/15/13	1,550	1,701,822
Georgia Mun Elec Auth FSA Series A
5.25%, 1/01/14	4,230	4,764,587
NPFGC Series A
5.25%, 1/01/14-11/01/21	6,625	7,137,207
Series 2010 B
5.00%, 1/01/16-1/01/20 (e)	43,425	47,341,750

Main Street Nat Gas, Inc. (JP Morgan Chase) Series 2006A
5.00%, 3/15/18	1,960	2,029,110
Series A
5.00%, 3/15/10-3/15/17	39,710	41,123,196
Main Street Nat Gas, Inc. (Main Street Nat Gas, Inc. (ML)) Series B
5.00%, 3/15/12-3/15/13	8,905	9,254,455
Metro Atlanta Rapid TRAN Auth GA NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,978,093

		126,330,220

Guam - 0.2%
Guam GO Series 2009A
5.75%, 11/15/14	4,000	4,192,640
Guam Wtrworks Auth COP
5.00%, 7/01/10 (Prerefunded/ETM)	2,055	2,068,234
5.18%, 7/01/15 (Prerefunded/ETM)	6,035	6,100,558
Guam Wtrworks Auth COP (Guam Govt Wtrwks) Series 05
5.00%, 7/01/13	1,345	1,368,201

		13,729,633

Hawaii - 1.4%
Hawaii GO AMBAC
5.00%, 7/01/15	17,320	19,861,537
AMBAC Series DG
5.00%, 7/01/14	37,695	43,116,295
FSA
5.50%, 2/01/21	1,470	1,555,936
FSA Series CX
5.50%, 2/01/17	4,055	4,322,509
5.50%, 2/01/21 (Prerefunded/ETM)	1,070	1,175,566
Honolulu HI Wstwtr Sys Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	7,509,600

		77,541,443

Illinois - 3.1%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	3,390	2,012,575
Chicago IL Brd of Ed COP (Chicago IL Brd of Ed GO) NPFGC Series A
6.25%, 1/01/11	1,880	1,982,347

Chicago IL GO FSA Series A
5.00%, 1/01/12	5,760	6,201,274
Chicago IL HFA SFMR (Chicago IL HFA) Series 99 A
6.35%, 10/01/30	75	78,153
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt) NPFGC Series C
5.00%, 1/01/10	1,890	1,890,000
Chicago IL Park Dist Hbr
5.875%, 1/01/13-1/01/15 (Prerefunded/ETM)	5,735	6,045,493
Chicago IL Pub Bldg Comm AMBAC
5.25%, 3/01/21 (Prerefunded/ETM)	4,000	4,528,920
Chicago IL Pub Bldg Comm (Chicago IL Park Dist GO) NPFGC-RE Series A
5.375%, 1/01/13	2,510	2,527,068
Chicago IL Sales Tax FSA
5.00%, 1/01/16	5,000	5,436,400
Chicago IL Tax Increment (Kingsbury Redev Proj) Series A
6.57%, 2/15/13	1,700	1,682,983
Chicago IL Trnsp Auth Fed GAN (Chicago Federal Highway Grant) AMBAC Series 2004
5.25%, 6/01/13	2,520	2,777,569
AMBAC Series A
5.25%, 6/01/10	4,570	4,654,591
Chicago IL Wstwtr NPFGC Series B
5.25%, 1/01/15	4,225	4,720,255
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17	5,078	2,917,616
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	9,860,641
Illinois Civic Ctr Spl Tax AMBAC
6.25%, 12/15/20	3,135	3,441,854
Illinois Dev Fin Auth (Adventist Health Sys) NPFGC Series B
4.66%, 1/01/19 (b)	5,730	5,038,561

Illinois Dev Fin Auth (Illinois SRF) Series 2002
5.25%, 3/01/12	5,825	6,375,754
Illinois GO
5.00%, 1/01/13	1,510	1,652,635
AMBAC
5.00%, 4/01/11-11/01/14	8,765	9,680,323
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	18,081,054
FSA
5.00%, 9/01/14	5,550	6,223,104
FSA Series A
5.25%, 10/01/13	7,785	8,718,110
NPFGC
5.25%, 4/01/11-10/01/21	8,275	8,718,260
5.375%, 7/01/10	8,985	9,187,612
5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,506,656
NPFGC Series B
5.00%, 3/01/15	5,000	5,479,650
Illinois Sales Tax Series Q
6.00%, 6/15/12	3,225	3,440,591
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge) Series 5-1
5.25%, 3/01/15	1,322	1,122,695
Regional Trnsp Auth IL Sales Tax NPFGC Series A
5.00%, 7/01/16	5,285	5,861,065
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,166,235
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,282,269
Univ of Illinois COP AMBAC Series A
5.50%, 8/15/18 (Prerefunded/ETM)	2,340	2,512,247
Will & Kendall Cnty CSD #202 IL GO NPFGC-RE
5.00%, 1/01/14-1/01/16	8,575	9,274,991

		167,079,551

Indiana - 0.4%
Allen Cnty IN Juv Justice Ctr (Allen Cnty IN Lease Just Ctr) AMBAC
5.50%, 1/01/18	1,575	1,624,172
Indianapolis IN Gas Util Series A
5.00%, 8/15/30 (b)	7,670	8,280,685

Indianapolis IN Loc Bond Bank Series B
6.00%, 1/10/13	3,385	3,535,937
Jasper Cnty IN PCR (No. Indiana Pub Serv Company) NPFGC
5.60%, 11/01/16	6,270	6,758,433

		20,199,227

Kansas - 0.3%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax) Series B
4.75%, 12/01/16	1,550	1,552,821
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys) AMBAC Series 2004
5.65%, 9/01/13-9/01/14	11,960	13,527,363

		15,080,184

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Federal Highway Grant) NPFGC
5.00%, 9/01/16	5,000	5,608,450
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg) NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,829,490

		14,437,940

Louisiana - 2.5%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)(d)	4,025	832,652
DE Soto Parish LA PCR (International Paper Company) Series A-2
5.00%, 10/01/12	4,700	4,824,080
E. Morial New Orleans Exhib Hall LA AMBAC Series A
5.25%, 7/15/20 (Prerefunded/ETM)	3,450	3,923,133
Jefferson LA Sales Tax Dist Series 2009B
5.00%, 12/01/20	3,415	3,729,829
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17	9,814	7,981,137
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,770	20,722,210
Louisiana Citizens Ppty Ins Corp. AMBAC Series B
5.25%, 6/01/14	1,770	1,864,288

Louisiana GO AMBAC Series A
5.00%, 10/15/12	11,965	13,205,531
FSA
5.00%, 5/01/16	15,305	17,432,395
FSA Series C
5.00%, 5/01/13-5/01/15	22,765	25,625,003
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group) Series 02
6.65%, 1/01/25	505	445,274
Louisiana St Office Facs Corp. (Louisiana Lease St off Bldg) Series 2009
5.00%, 3/01/13-3/01/18	13,405	14,467,725
Morehouse Parish LA PCR (International Paper Company) Series A
5.25%, 11/15/13	7,340	7,522,105
New Orleans LA GO NPFGC
5.25%, 12/01/20	5,845	5,993,638
Orange Grove CDD LA
5.30%, 11/01/21	1,745	1,225,025
Terrebonne Parish LA Wtrwks AMBAC Series A
5.25%, 11/01/23	2,000	2,096,840

		131,890,865

Massachusetts - 3.5%
Massachusetts Bay Trnsp Auth Series A
5.25%, 7/01/20 (Prerefunded/ETM)	3,600	3,966,336
Massachusetts Bay Trnsp Auth (Massachusetts GO) Series A
5.50%, 3/01/12	3,780	3,905,798
Massachusetts GO
5.00%, 5/01/14	10,340	11,796,699
NPFGC Series 2004
5.50%, 12/01/19	7,720	9,137,392
NPFGC Series D
5.375%, 8/01/22 (Prerefunded/ETM)	2,605	2,890,560
5.50%, 11/01/12	20,050	22,510,135
NPFGC-RE Series C
5.50%, 11/01/13-11/01/14	38,980	45,333,434
Series 2002
5.50%, 11/01/15	1,785	2,098,642
Series A
5.50%, 1/01/11	1,305	1,370,302

Series B
5.00%, 8/01/12	17,750	19,536,893
Series C
5.00%, 5/01/12	8,175	8,930,697
5.75%, 10/01/14 (Prerefunded/ETM)	3,325	3,456,105
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.) Series E2
5.00%, 7/01/12-7/01/17	21,980	22,631,999
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series N
6.25%, 4/01/20	2,820	3,568,372
Massachusetts Wtr Poll Abatmnt Series B
5.25%, 8/01/14 (Prerefunded/ETM)	995	1,126,579
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF) Series A
5.125%, 2/01/16	3,460	3,469,619
Series B
5.25%, 8/01/14	60	66,587
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease) AMBAC
5.00%, 11/01/18	18,690	20,317,712

		186,113,861

Michigan - 2.0%
Detroit MI City SD GO AMBAC Series A
6.50%, 5/01/10	1,065	1,081,316
Detroit MI Swr Disp NPFGC Series B
6.00%, 7/01/10	2,510	2,533,895
Detroit MI Wtr Supply Sys FGIC Series A
5.25%, 7/01/33 (Prerefunded/ETM)	5,155	5,494,818
Grand Rapids MI Wtr Supply Sys NPFGC-RE
5.75%, 1/01/12	2,100	2,204,034
Lansing MI Cmnty Clg GO FGIC
5.50%, 5/01/16 (Prerefunded/ETM)	3,515	3,890,402
Michigan Bldg Auth (Michigan Lease Fac Prog) NPFGC Series 2004
5.375%, 10/01/13	1,805	1,995,048
Series 2009 I
5.00%, 10/15/12-10/15/15	25,100	27,340,076

Michigan COP NPFGC
5.375%, 9/01/19 (Prerefunded/ETM)	4,775	5,146,925
Michigan Mun Bond Auth (Michigan Mun Bond Sch Ln Prog) Series A
5.25%, 12/01/10	5,215	5,433,456
Michigan Pub Pwr Agy (Belle River Proj) NPFGC
5.25%, 1/01/14	3,380	3,726,484
Michigan Trunk Line Spl Tax FSA Series 05B
5.00%, 9/01/11	5,130	5,422,769
FSA Series A
5.50%, 11/01/18 (Prerefunded/ETM)	1,110	1,206,359
FSA Series B
5.00%, 9/01/13	2,055	2,271,844
NPFGC-RE
5.00%, 11/01/12	4,130	4,507,152
5.25%, 11/01/13	5,000	5,600,400
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,508,606
Walled Lake MI Cons SD GO
5.75%, 5/01/13 (Prerefunded/ETM)	2,000	2,035,020
Wayne State Univ MI Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	14,932,877

		107,331,481

Minnesota - 0.3%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt) Series B
5.00%, 1/01/14	2,175	2,344,911
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,556,878
Southern MN Muni Pwr Agy AMBAC Series A
5.25%, 1/01/16	6,820	7,591,819
St. Paul MN Hsg & Redev Auth (Healtheast)
5.15%, 11/15/20	2,770	2,497,709
5.75%, 11/15/21	1,750	1,646,610

		16,637,927

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,054,510

Kansas City MO Mun Assist Corp. NPFGC-RE
5.00%, 4/15/13	7,215	7,982,315
Missouri HDC SFMR (Missouri HDC) Series B-2
6.40%, 9/01/29	200	203,452

		10,240,277

Nebraska - 0.2%
Nebraska Pub Pwr Dist NPFGC Series B
5.00%, 1/01/11	10,355	10,792,809

Nevada - 4.3%
Clark Cnty NV Airport PFC (Mccarran Airport) Series 2008
5.00%, 7/01/12	2,745	2,945,138
5.25%, 7/01/17	16,695	18,247,969
Series A
5.00%, 7/01/13-7/01/14	8,225	8,964,024
Clark Cnty NV Arpt (Mccarran Airport) FSA Series 2009 C
5.00%, 7/01/24	9,060	9,600,429
Clark Cnty NV GO AMBAC
5.00%, 11/01/15-11/01/16	17,095	18,869,659
AMBAC Series A
6.50%, 6/01/17	1,760	2,076,501
FSA Series A
5.00%, 6/01/12	8,695	9,455,726
FSA Series B
5.00%, 6/01/12-6/01/13	12,325	13,537,618
Clark Cnty NV Motor Vehicle Fuel Tax AMBAC
5.00%, 7/01/14-7/01/16	26,270	29,365,932
Clark Cnty NV SD GO FSA
5.50%, 6/15/12	13,425	14,744,946
FSA Series C
5.00%, 6/15/19	22,380	24,141,530
5.25%, 6/15/13	8,800	9,821,152
NPFGC Series C
5.00%, 6/15/13	5,595	6,197,749
NPFGC Series D
5.25%, 6/15/12	5,000	5,456,650
NPFGC-RE Series A
5.00%, 6/15/17	27,880	30,310,578
5.25%, 6/15/14	5,505	6,229,183

Series 2008 A
5.00%, 6/15/21	5,000	5,299,950
Clark Cnty NV SID #142 (Clark Cnty NV SID #142 Mtns Edg)
5.00%, 8/01/10	3,330	3,323,240
5.30%, 8/01/11	1,540	1,537,413
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.40%, 8/01/12	190	164,553
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13	970	479,888
Las Vegas NV SID #607 (Las Vegas NV SID #607 Provdnce)
5.15%, 6/01/11	1,990	1,934,041
Nevada GO Series 2008C
5.00%, 6/01/15	4,555	5,112,350
Series 2009 B
5.00%, 5/01/14	1,790	2,011,101

		229,827,320

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Univ of New Hampshire) AMBAC
5.375%, 7/01/20	7,090	7,508,948

New Jersey - 7.2%
Garden St Presv Trust NJ FSA Series 05A
5.80%, 11/01/17	2,325	2,717,460
New Jersey COP (New Jersey COP Equip Purchase) Series A
5.00%, 6/15/13-6/15/14	7,320	8,096,268
New Jersey EDA (New Jersey Cigarette Tax) FGIC
5.00%, 6/15/10	12,500	12,599,125
FGIC Series 4
5.00%, 6/15/11	4,690	4,771,419
FSA Series 4
5.00%, 6/15/10	3,645	3,720,233
New Jersey EDA (New Jersey Lease Sch Fac) NPFGC Series G
5.00%, 9/01/13-9/01/15	24,090	26,697,032
Series W
5.00%, 3/01/15	2,325	2,572,287

New Jersey EDA (New Jersey Market Transition) NPFGC Series 1A
5.00%, 7/01/11	11,795	12,388,760
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	61,274,590
New Jersey GO
5.00%, 6/01/16	4,570	5,215,878
NPFGC
5.50%, 8/01/11	3,530	3,796,303
NPFGC-RE
5.25%, 7/01/16	3,515	4,054,060
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund) AMBAC Series A
5.50%, 12/15/13	7,415	8,390,888
FSA Series C
5.75%, 12/15/12	5,000	5,567,900
NPFGC Series A
5.25%, 12/15/11-12/15/13	36,640	40,486,915
NPFGC Series B
5.25%, 12/15/13-12/15/14	20,985	23,731,183
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,806,211
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,600,800
New Jersey Turnpike Auth (New Jersey Turnpike) NPFGC Series A
6.00%, 1/01/11	14,175	14,924,999
Tobacco Settlement Auth NJ
6.25%, 6/01/43 (Prerefunded/ETM)	22,020	25,708,570
6.75%, 6/01/39 (Prerefunded/ETM)	84,940	100,579,153

		385,700,034

New York - 9.3%
Metropolitan Trnsp Auth NY FGIC Series A
5.00%, 4/01/23 (Prerefunded/ETM)	2,835	3,290,329
New York NY GO
5.25%, 8/01/16	17,165	19,441,079
Series 04G
5.00%, 8/01/12	21,110	23,037,976
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	19,816,432
Series 4B
5.00%, 8/01/10	14,270	14,643,731
Series B
5.00%, 9/01/15	10,000	11,231,400

Series C
5.00%, 1/01/15-1/01/16	15,370	17,184,311
5.50%, 8/01/14	4,780	5,262,063
Series D
5.00%, 2/01/15-2/01/16	10,290	11,536,294
Series E
5.00%, 8/01/14-8/01/16	36,490	40,951,528
Series G
5.00%, 8/01/11	7,360	7,843,478
Series H
5.00%, 8/01/11	3,450	3,676,630
Series I
5.00%, 8/01/10	4,520	4,638,379
5.875%, 3/15/13	100	100,357
Series J
5.00%, 3/01/17	2,355	2,559,461
Series J-1
5.00%, 8/01/13	10,920	12,166,846
Series N
5.00%, 8/01/12	2,020	2,204,487
New York NY Trnsl Fin Auth
5.00%, 8/01/11	2,895	3,098,403
NPFGC Series D
5.25%, 2/01/20	2,360	2,573,202
NPFGC Series E
5.25%, 2/01/21-2/01/22	7,445	8,083,480
Series 2003 B
5.00%, 8/01/11 (Prerefunded/ETM)	2,005	2,148,157
Series B
5.25%, 2/01/29 (f)	14,005	14,625,702
New York St Dormitory Auth (New York St Lease CUNY) Series 2008B
5.00%, 7/01/15-7/01/16	33,770	37,572,792
Series A
5.75%, 7/01/13	1,280	1,375,373
New York St Dormitory Auth (New York St Lease Mental Hlth) FSA Series B
5.00%, 2/15/10	2,160	2,170,174
NPFGC Series 1998D
5.25%, 2/15/13	115	115,680
New York St Dormitory Auth (New York St Lease Svc Contract) Series 2009 A
5.00%, 7/01/19-7/01/24	25,050	26,782,879
New York St Dormitory Auth (New York St Pers Income Tax) Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	15,517,600

New York St Dormitory Auth (New York Univ) NPFGC Series A
6.00%, 7/01/18	2,865	3,412,444
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,158,929
Series 2008
5.50%, 12/01/11	3,000	3,036,510
New York St HFA MFHR (New York St HFA) Series B
4.05%, 11/01/10	2,615	2,619,890
New York St Thruway Auth FSA Series 2005A
5.00%, 3/15/18 (Prerefunded/ETM)	3,650	4,169,906
NPFGC Series A
5.00%, 4/01/21 (Prerefunded/ETM)	4,700	5,252,438
New York St Thruway Auth (New York St Lease Thruway Svc Contract) Series 2009
5.00%, 4/01/17-4/01/18	47,425	52,604,579
New York St Thruway Auth (New York St Pers Income Tax) FSA Series 2005A
5.00%, 3/15/18	4,210	4,611,845
New York St Thruway Auth (New York St Thruway Au Ded Tax) FSA Series B
5.00%, 4/01/15	10,320	11,665,006
NPFGC Series C
5.25%, 4/01/11	6,115	6,448,206
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,800	56,711,820
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec) Series 2008
5.00%, 6/01/12	5,935	6,473,423
Series B-1C
5.50%, 6/01/14	16,680	16,699,849

		501,513,068

North Carolina - 3.5%
North Carolina Eastern Mun Pwr Agy Series 2009 B
5.00%, 1/01/17	1,020	1,126,060
Series A
5.00%, 1/01/14-1/01/15	9,410	10,391,272
5.50%, 1/01/11	4,055	4,218,051
6.00%, 1/01/26 (Prerefunded/ETM)	1,720	2,192,364

Series B
5.70%, 1/01/17 (Prerefunded/ETM)	1,880	1,898,800
Series C
5.25%, 1/01/11	2,765	2,869,434
Series D
6.45%, 1/01/14	505	510,050
North Carolina Infra Fin Corp. COP FSA Series A
5.00%, 2/01/13-2/01/15	22,430	25,112,015
Series A
5.00%, 2/01/13	4,295	4,752,460
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	17,573,312
5.50%, 1/01/13 (Prerefunded/ETM)	4,170	4,517,820
AMBAC Series A
5.25%, 1/01/15	5,450	5,908,127
Series A
5.25%, 1/01/15-1/01/17	64,050	72,494,778
5.50%, 1/01/12-1/01/13	13,775	15,089,594
Series C
5.25%, 1/01/14-1/01/17	18,155	20,534,178

		189,188,315

Ohio - 0.9%
Cincinnati OH Wtr Series A
5.00%, 12/01/15	5,780	6,640,122
Cleveland OH Arpt Sys AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,187,520
5.25%, 1/01/20	2,315	2,430,611
Cleveland OH Wtrworks (Cleveland OH Wtr) NPFGC-RE Series K
5.25%, 1/01/13	5,000	5,386,000
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21	4,130	3,965,667
Cuyahoga Cnty OH Hosp (UHHS/CSAHS Cuyahoga & Canton)
6.75%, 1/01/10	475	475,000
Hamilton Cnty OH Sales Tax AMBAC Series B
5.75%, 12/01/12-12/01/13	1,310	1,362,817
5.75%, 12/01/13 (Prerefunded/ETM)	2,390	2,505,557
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,432,950

Ohio Bldg Auth (Ohio Lease Workers Comp Fac) NPFGC-RE Series A
5.00%, 4/01/12	7,265	7,818,593
Ohio GO Series A
5.00%, 6/15/14	2,195	2,507,656
Series B
5.00%, 9/15/11	1,785	1,914,145
Ohio Wtr Dev Auth (Cleveland Electric Illum) Series 2008C
7.25%, 11/01/32 (b)	6,980	7,712,062

		51,338,700

Oklahoma - 0.9%
Mcgee Creek Auth OK Wtr NPFGC
6.00%, 1/01/23	3,980	4,281,405
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt) FSA Series B
5.00%, 5/15/11-5/15/12	39,075	42,097,764

		46,379,169

Oregon - 0.7%
Clackamas & Washington Cntys SD #3 OR GO NPFGC-RE Series B
5.00%, 6/15/12	5,190	5,677,600
Oregon Dept of Admin Svc COP NPFGC Series B
5.25%, 5/01/14	1,775	1,923,585
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	20,470,542
Portland OR Swr Sys NPFGC Series A
5.00%, 6/15/13	5,090	5,736,481
Tri-County Met Trnsp Dist OR NPFGC
5.00%, 5/01/12	1,080	1,164,802
Washington Cnty OR SD #48-J GO FSA
5.00%, 6/01/13	4,600	5,169,572

		40,142,582

Pennsylvania - 4.9%
Allegheny Cnty PA GO NPFGC Series C-54
5.375%, 11/01/18 (Prerefunded/ETM)	3,400	3,821,566

Allegheny Cnty PA Hosp Dev Auth (UPMC Health Sys) Series 2008A
5.00%, 9/01/14	46,500	50,277,660
Series B
5.00%, 6/15/18	8,200	8,442,966
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series A
5.00%, 11/15/10-11/15/13	20,400	20,373,049
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	485	466,114
Bucks Cnty PA IDA (Waste Management, Inc.)
3.90%, 12/01/22 (b)	15,180	15,186,224
Central Bucks PA SD GO NPFGC-RE
5.00%, 5/15/16	5,000	5,630,250
Pennsylvania GO NPFGC
5.25%, 2/01/14	10,885	12,532,336
5.375%, 7/01/16	2,225	2,611,638
NPFGC Series 1
5.00%, 2/01/15 (Prerefunded/ETM)	8,760	10,044,304
NPFGC-RE
5.50%, 2/01/14	5,310	6,165,919
Series 1
5.00%, 2/01/15	4,965	5,564,921
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease) FSA Series A
5.00%, 6/01/14	5,370	5,858,348
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,695,329
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	54,377,707
Philadelphia PA IDA (Univ of Pennsylvania) Series 2007
0.82%, 4/26/14 (g)	7,300	7,118,595
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	40,591,561
Series 2009
5.125%, 9/01/22	9,025	9,358,293

		263,116,780

Puerto Rico - 3.6%
Puerto Rico GO Series A
5.00%, 7/01/30 (b)	26,525	27,190,777
5.25%, 7/01/11	2,135	2,214,102

Puerto Rico Govt Dev Bank Series B
5.00%, 12/01/10-12/01/13	4,200	4,398,506
Puerto Rico Pub Bldgs Auth (Puerto Rico GO) Series M
5.50%, 7/01/13	15,205	16,292,766
Puerto Rico Pub Fin Corp. (Puerto Rico Lease) Series A
5.75%, 8/01/27 (b)	10,145	10,426,828
Puerto Rico Sales Tax Fin Corp. Series 2009A
5.00%, 8/01/39 (b)	6,000	6,291,900
5.375%, 8/01/20	50,000	53,570,500
5.50%, 8/01/21-8/01/23	40,150	43,112,392
Univ of Puerto Rico Series P
5.00%, 6/01/12-6/01/14	13,525	14,180,444
Series Q
5.00%, 6/01/12-6/01/15	13,055	13,561,320

		191,239,535

Rhode Island - 0.4%
Rhode Island Depositors Corp. FSA Series A
5.50%, 8/01/20 (Prerefunded/ETM)	1,500	1,793,340
5.75%, 8/01/19 (Prerefunded/ETM)	4,940	5,886,702
Series A
6.375%, 8/01/22 (Prerefunded/ETM)	5,780	7,478,569
Rhode Island EDC (Rhode Island Dept of Trnsp) Series 2009A
5.25%, 6/15/17	7,955	8,893,053

		24,051,664

South Carolina - 0.9%
Greenville Cnty SD SC Lease
5.00%, 12/01/10-12/01/15	22,600	24,714,447
Horry Cnty SC SD GO Series A
5.375%, 3/01/18	5,285	5,634,603
Lancaster Cnty SC Edenmore ID Series B
5.375%, 12/01/16	3,726	1,426,909
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,335,865

Richland Cnty SC (International Paper Company) Series A
4.60%, 9/01/12	6,350	6,457,505
South Carolina Pub Svc Auth FSA Series D
5.25%, 1/01/14	2,080	2,309,528
NPFGC Series B
5.00%, 1/01/11-1/01/12	7,385	7,921,560

		50,800,417

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport) AMBAC Series D
6.25%, 3/01/18	3,000	3,037,170
NPFGC Series A
6.25%, 2/15/10	1,000	1,005,000
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.) Series A
5.25%, 9/01/21	2,115	2,133,210

		6,175,380

Texas - 9.0%
Austin TX Utils Sys FSA
5.00%, 11/15/13	3,035	3,397,774
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Prerefunded/ETM)	1,000	1,235,650
Brownsville TX Util Sys AMBAC
6.25%, 9/01/10 (Prerefunded/ETM)	1,500	1,556,025
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/22	66,195	68,216,550
Series 2008
5.00%, 8/15/21	5,000	4,921,950
Clear Creek TX ISD GO Series A
5.00%, 2/15/16	1,280	1,470,362
Conroe TX ISD GO
5.00%, 2/15/16	6,260	7,041,123
Dallas Cnty TX Util & Recl Di GO NPFGC
5.00%, 2/15/10	4,630	4,639,353
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,790,450
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,133,620
Series 2009A
5.00%, 11/01/15	6,415	7,138,612

Dallas TX GO
5.00%, 2/15/13	2,190	2,453,128
Dallas TX Wtr & Swr Sys
5.00%, 10/01/13	1,225	1,227,021
El Paso TX GO NPFGC-RE
5.00%, 8/15/12	5,750	6,320,285
Fort Worth TX ISD GO
5.00%, 2/15/16	5,000	5,743,600
Fort Worth TX Wtr & Swr FSA Series A
5.00%, 2/15/11	5,000	5,247,800
Harris Cnty TX Fld Ctl Dist GO Series A
5.25%, 10/01/20-10/01/23 (Prerefunded/ETM)	11,970	13,818,766
Harris Cnty TX GO
5.375%, 10/01/18	920	982,652
Series A
5.25%, 10/01/24	14,000	15,360,940
Houston TX Arpt Sys Series 2009 A
5.00%, 7/01/21	2,030	2,164,325
Houston TX GO NPFGC Series A
5.00%, 3/01/11-3/01/12	32,690	34,536,420
5.25%, 3/01/14	10,040	11,471,704
NPFGC Series B
5.25%, 3/01/12	1,805	1,967,143
Houston TX Hotel Occupancy Tax AMBAC Series A
5.50%, 9/01/10	3,000	3,079,800
Houston TX Wtr & Swr Sys AMBAC Series B
5.75%, 12/01/16-12/01/17 (Prerefunded/ETM)	5,000	5,683,950
Lower Colorado River Auth TX Series 2009A
5.875%, 5/15/16	10,760	10,906,175
North Texas Tollway Auth TX (North Texas Tollway) Series 2008H
5.00%, 1/01/38-1/01/42 (b)	17,235	17,549,450
Series 2008H-1
5.00%, 1/01/43 (b)	49,970	51,840,877
Plano TX GO
5.00%, 9/01/13	5,045	5,712,605
Retama TX Dev Corp.
8.75%, 12/15/13-12/15/15 (Prerefunded/ETM)	7,105	8,968,949

SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	2,036,228
San Antonio TX Elec & Gas
5.00%, 2/01/19-2/01/21	68,355	76,983,785
5.25%, 2/01/14	4,395	5,013,333
5.375%, 2/01/13	5,000	5,612,700
5.375%, 2/01/20 (Prerefunded/ETM)	2,500	2,726,675
San Antonio TX GO NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,517,500
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,140,941
Tarrant Cnty TX Hlth Fac Dev AMBAC Series A
5.125%, 9/01/12 (Prerefunded/ETM)	1,715	1,828,482
Texas A & M Univ Series 2009 A
5.00%, 5/15/19	3,370	3,865,895
Series 2009 D
5.00%, 5/15/18	2,000	2,293,700
Texas GO Series A
5.50%, 10/01/12	1,055	1,140,117
Texas Mun Pwr Agy NPFGC
Zero Coupon, 9/01/13	2,345	2,107,874
Texas PFA (Texas Lease Bldg & Procur) AMBAC
5.00%, 2/01/15	5,000	5,640,200
Texas St Univ Sys FSA
5.25%, 3/15/13	5,320	5,804,014
Texas Trnsp Comm (Texas St Hwy Fund First Tier) Series 2007
5.00%, 4/01/14-4/01/24	23,365	26,234,055
Series A
5.25%, 4/01/14	10,185	11,714,991
Univ of Puerto Rico Series B
5.375%, 8/15/19 (Prerefunded/ETM)	1,270	1,362,011
Univ of Texas Series D
5.00%, 8/15/14	5,850	6,718,900
Univ of Texas Perm Univ Fund Series A
5.25%, 8/15/16	1,125	1,313,831

Williamson Cnty TX GO NPFGC
5.00%, 2/15/14	5,000	5,613,900

		484,246,191

Utah - 0.1%
Intermountain Pwr Agy UT AMBAC
5.00%, 7/01/10	1,555	1,586,691
Utah GO Series 2009 C
5.00%, 7/01/18	1,655	1,917,483

		3,504,174

Virginia - 0.4%
Amelia Cnty VA IDA (Waste Management, Inc.)
4.80%, 4/01/27 (b)	1,040	1,044,472
Broad Street CDA VA
7.125%, 6/01/15	3,314	3,206,660
Celebrate Virginia North CDA VA Series B
6.25%, 3/01/18	3,290	2,967,777
Hampton VA GO NPFGC
5.00%, 1/15/15	5,000	5,765,400
Norfolk VA GO NPFGC
5.00%, 3/01/14	3,065	3,468,814
Richmond VA GO FSA
5.50%, 1/15/12	4,000	4,238,440

		20,691,563

Washington - 8.8%
Central Puget Sound WA RTA AMBAC Series A
5.00%, 11/01/18	1,015	1,102,117
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr) NPFGC-RE
5.50%, 11/01/19	1,435	1,533,685
Energy Northwest WA AMBAC Series A
5.25%, 7/01/11 (Prerefunded/ETM)	120	128,466
Energy Northwest WA (Bonneville Power Admin) AMBAC Series A
5.00%, 7/01/18	5,040	5,498,438
5.25%, 7/01/11	4,385	4,686,907
NPFGC Series A
5.25%, 7/01/13	6,545	7,425,761

5.50%, 7/01/12	1,945	2,159,884
5.75%, 7/01/17-7/01/18	9,455	10,328,030
Series 2007
5.00%, 7/01/16	9,355	10,711,101
Series 2007C
5.00%, 7/01/16-7/01/17	17,700	20,271,111
Series 2008A
5.25%, 7/01/16	28,325	32,851,901
Series A
5.00%, 7/01/12-7/01/15	31,200	35,594,431
5.50%, 7/01/13	3,840	4,389,350
Series C
5.00%, 7/01/14-7/01/16	26,260	30,085,620
Series D
5.00%, 7/01/13	5,060	5,697,914
King Cnty WA SD #001 GO Series A
5.00%, 12/01/12-12/01/13	53,690	60,363,280
Seattle WA Mun Light & Pwr
5.625%, 12/01/12-12/01/16	6,590	6,854,082
FSA
5.00%, 8/01/13	9,915	11,094,588
Tacoma WA Elec Sys FSA
5.00%, 1/01/15	20,945	23,731,942
Washington St GO AMBAC
5.00%, 1/01/12-1/01/14	32,625	36,306,208
AMBAC Series A
5.00%, 1/01/14	8,810	9,998,733
AMBAC Series C
5.00%, 1/01/15-1/01/16	17,610	20,164,320
AMBAC Series D
5.00%, 1/01/14	7,610	8,636,817
AMBAC Series E
5.00%, 1/01/13-1/01/14	8,775	9,877,249
FSA
5.00%, 7/01/15	5,405	6,207,156
FSA Series 2007A
5.00%, 7/01/14	6,260	7,169,015
FSA Series B
5.00%, 7/01/13	5,785	6,522,761
FSA Series D
5.00%, 1/01/14	2,655	3,018,762
NPFGC Series 2004A
5.00%, 7/01/13	2,050	2,307,706
Series 2003A
5.00%, 7/01/13	5,000	5,502,850

Series 2008D
5.00%, 1/01/15	5,980	6,848,715
Series A
5.00%, 7/01/13	10,330	11,628,584
Series B
5.00%, 7/01/13	1,700	1,913,707
Series C
5.00%, 1/01/14-1/01/17	46,490	53,022,065
5.00%, 1/01/13 (Prerefunded/ETM)	5,000	5,227,650
Washington St Hlth Care Facs Auth (Children’s Hosp & Regl Med Ctr) FSA
5.25%, 10/01/14	3,975	3,979,929

		472,840,835

Wisconsin - 2.3%
Milwaukee Metro Swr Dist WI GO
5.00%, 10/01/16	3,710	4,271,657
Wisconsin GO AMBAC Series 1
5.00%, 5/01/15-5/01/16	12,830	14,617,897
FSA Series B
5.25%, 5/01/17 (Prerefunded/ETM)	2,000	2,111,660
NPFGC Series 1
5.25%, 5/01/13	4,545	5,119,988
NPFGC Series 2
5.00%, 5/01/14	19,965	22,741,932
NPFGC Series A
5.00%, 5/01/13	12,570	14,058,539
NPFGC Series B
5.00%, 5/01/11-5/01/13	16,640	17,885,694
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	6,195,805
NPFGC-RE Series E
5.00%, 5/01/15	4,175	4,760,920
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax) AMBAC Series B
5.00%, 7/01/13	4,270	4,792,776
FSA Series A
5.25%, 7/01/14-7/01/16	12,610	14,495,887
NPFGC-RE
5.00%, 7/01/16	6,885	7,817,023
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,269,280

		121,139,058

Total Long-Term Municipal Bonds (cost $4,964,766,988)		5,117,359,471

Short-Term Municipal Notes - 1.9%
Alaska - 0.0%
Valdez AK Marine Terminal (Bp Amoco) Series 03B
0.18%, 7/01/37 (h)	1,200	1,200,000

California - 0.2%
California Infra & Eco Dev Bk (Jewish Cmnty Ctr San Francisco)
0.21%, 12/01/31 (h)	1,000	1,000,000
California Infra & Eco Dev Bk (Pacific Gas & Electric Company) Series 2009D
0.18%, 12/01/16 (h)	1,875	1,875,000
California Statewide CDA (North Peninsula Jewish Campus)
0.21%, 7/01/34 (h)	6,800	6,800,000

		9,675,000

Colorado - 0.5%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 7/01/29-9/01/35 (h)	14,195	14,195,000
0.26%, 5/01/38 (h)	12,335	12,335,000
Series A-9
0.26%, 9/01/36 (h)	500	500,000

		27,030,000

Illinois - 0.2%
Illinois Hlth Fac Auth (Memorial Hospital) Series 2003
0.25%, 10/01/22 (h)	7,120	7,120,000
Quincy IL Hosp (Blessing Hospital)
0.23%, 11/15/29 (h)	2,160	2,160,000

		9,280,000

Iowa - 0.1%
Iowa Finance Auth (Iowa Dev Fin Auth) Series 2008
0.25%, 10/01/38 (h)	4,600	4,600,000

Kentucky - 0.1%
Christian Cnty KY Series 2008A
0.20%, 6/01/38 (h)	3,135	3,135,000
Kentucky Cntys Assn Lease Prog
0.20%, 4/01/37 (h)	2,995	2,995,000

		6,130,000

Minnesota - 0.0%
Mankato MN GO Series 1997
0.25%, 5/01/27 (h)	1,400	1,400,000

Mississippi - 0.1%
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2009 F
0.18%, 12/01/30 (h)	5,200	5,200,000

New York - 0.3%
New York NY Trnsl Fin Auth
0.22%, 11/01/22 (h)	6,665	6,665,000
Series B
0.20%, 2/01/31 (h)	4,500	4,500,000

Port Authority of NY & NJ
0.22%, 6/01/20 (h)	2,500	2,500,000

		13,665,000

North Carolina - 0.0%
North Carolina Med Care Comm (Randolph Hosp) Series 2007
0.26%, 10/01/37 (h)	1,600	1,600,000

Ohio - 0.0%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
0.20%, 10/01/31 (h)	1,700	1,700,000

Rhode Island - 0.1%
Rhode Island Hlth Ed Bldg Corp. (Portsmouth Abbey School) Series 2001
0.26%, 10/01/31 (h)	2,975	2,975,000

Virginia - 0.1%
Norfolk VA Redev & Hsg Auth Series 2008
0.26%, 8/01/31 (h)	6,000	6,000,000
Norfolk VA Redev & Hsg Auth (Old Dominion Univ Real Estate Fndtn) Series 2008
0.26%, 8/01/33 (h)	1,000	1,000,000

		7,000,000

West Virginia - 0.2%
West Virginia Hosp Fin Auth (West Virginia United Hlth Sys) Series 2008 B
0.23%, 6/01/41 (h)	6,000	6,000,000
Series 2008A
0.26%, 6/01/41 (h)	2,100	2,100,000

		8,100,000

Total Short-Term Municipal Notes (cost $99,555,000)		99,555,000

Total Municipal Obligations (cost $5,064,321,989)		5,216,914,471

AGENCIES - 2.0%
Federal Home Loan Banks 1.75%, 8/22/12 (cost $111,590,010)	110,000	110,113,300

Total Investments - 99.2% (cost $5,175,911,998) (i)		5,327,027,771
Other assets less liabilities - 0.8%		40,403,894

Net Assets - 100.0%		$5,367,431,665

INTEREST RATE SWAP TRANSACTIONS

	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
Swap Counterparty			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$22,255	2/12/12	SIFMA	*	3.548%	$1,193,172

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2009.
(b)	Variable rate coupon, rate shown as of December 31, 2009.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	When-Issued or delayed delivery security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(g)	Private Placement
(h)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $226,763,662 and gross unrealized depreciation of investments was $(75,647,889), resulting in net unrealized appreciation of $151,115,773.

As of December 31, 2009, the Portfolio held 36.4% of net assets in insured bonds (of this amount 6.3% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
TRAN	-	Tax & Revenue Anticipation Note
UPMC	-	University of Pittsburgh Medical Center
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. – Diversified Municipal Portfolio

December 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Obligations	$—	$5,117,359,471	$—	$5,117,359,471
Short-Term Municipal Notes	—	99,555,000	—	99,555,000
Agencies	—	110,113,300	—	110,113,300

Total Investments in Securities	—	5,327,027,771	—	5,327,027,771

Other Financial Instruments*:
Assets	—	1,193,172	—	1,193,172
Liabilities	—	—	—	—

Total	$—	$5,328,220,943	$—	$5,328,220,943

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak President

Date:	February 19, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 19, 2010